UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-06578
The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2009

Item 1. Reports to Stockholders.
Glenmede
The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2009

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1
	(November 1,	(April 30,	Expense	to April 30,
	2008)	2009)	Ratio	2009)

Government Cash Portfolio
Actual	$1,000.00	$1,004.70	0.24%	$1.19
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.24	1.20
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,001.60	0.21	1.04
Hypothetical (5% return less expenses)	1,000.00	1,023.75	0.21	1.05

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1
	(November 1,	(April 30,	Expense	to April 30,
	2008)	2009)	Ratio	2009)

Core Fixed Income Portfolio
Actual	$1,000.00	$1,089.60	0.56%	$2.90
Hypothetical (5% return less expenses)	1,000.00	1,022.02	0.56	2.81
Strategic Equity Portfolio
Actual	1,000.00	932.60	0.87	4.17
Hypothetical (5% return less expenses)	1,000.00	1,020.81	0.87	4.37
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	948.00	0.98	4.73
Hypothetical (5% return less expenses)	1,000.00	1,019.93	0.98	4.91
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	948.40	0.78	3.77
Hypothetical (5% return less expenses)	1,000.00	1,020.93	0.78	3.91
Large Cap Value Portfolio
Actual	1,000.00	919.70	0.94	4.47
Hypothetical (5% return less expenses)	1,000.00	1,020.13	0.94	4.71
International Portfolio
Actual	1,000.00	1,060.90	1.12	5.72
Hypothetical (5% return less expenses)	1,000.00	1,019.24	1.12	5.61
Philadelphia International Fund
Actual	1,000.00	1,040.90	0.91	4.60
Hypothetical (5% return less expenses)	1,000.00	1,020.28	0.91	4.56
U.S. Emerging Growth Portfolio
Actual	1,000.00	920.50	0.99	4.71
Hypothetical (5% return less expenses)	1,000.00	1,019.89	0.99	4.96
Large Cap 100 Portfolio
Actual	1,000.00	967.70	0.88	4.29
Hypothetical (5% return less expenses)	1,000.00	1,020.43	0.88	4.41
Large Cap Growth Portfolio
Actual	1,000.00	988.70	0.90	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.33	0.90	4.51
Long/Short Portfolio
Actual	1,000.00	939.40	1.23	5.91
Hypothetical (5% return less expenses)	1,000.00	1,018.70	1.23	6.16
Total Market Portfolio
Actual	1,000.00	931.40	1.25	5.99
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1
	(November 1,	(April 30,	Expense	to April 30,
	2008)	2009)	Ratio	2009)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,076.40	0.29%	$1.49
Hypothetical (5% return less expenses)	1,000.00	1,023.36	0.29	1.45

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(November 1
	(November 1,	(April 30,	Expense	to April 30,
	2008)	2009)	Ratio	2009)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,069.80	0.33%	$1.69
Hypothetical (5% return less expenses)	1,000.00	1,023.16	0.33	1.66

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009 — (Unaudited)

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$621,774,735	$910,013,577	$346,870,869
Repurchase agreements at value	250,372,000	—	6,320,905

Total investments	872,146,735	910,013,577	353,191,774

Cash	934	299,465	—
Receivable for fund shares sold	83	—	939,422
Interest receivable	3,118,335	1,052,298	3,028,100
Prepaid expenses	134,418	213,538	11,337

Total assets	875,400,505	911,578,878	357,170,633

Liabilities:
Payable for securities purchased	10,000,000	—	—
Obligation to return securities lending collateral	16,020,466	—	38,746,196
Payable for fund shares redeemed	1,721	—	288,779
Dividend payable	367,869	94,968	—
Payable for Investment Advisory fees	—	—	90,615
Payable for Directors’ fees	18,404	24,387	6,019
Accrued expenses	158,021	70,714	49,412

Total liabilities	26,566,481	190,069	39,181,021

Net Assets	$848,834,024	$911,388,809	$317,989,612

Net Assets consist of:
Par value ($0.001 of shares outstanding)	848,760	911,598	28,701
Paid-in capital in excess of par value	847,911,226	910,604,559	307,504,877
Undistributed net investment income	73,615	1,034	1,034,322
Accumulated net realized gain (loss) from investment transactions	423	(128,382)	(84,690)
Net unrealized appreciation on investments	—	—	9,506,402

Total Net Assets	848,834,024	911,388,809	317,989,612

Shares Outstanding[3]	848,759,985	911,597,814	28,701,361

Net Asset Value Per Share	$1.00	$1.00	$11.08

[1] Investments at cost	$872,146,735	$910,013,577	$343,685,372
[2] Market value of securities on loan	$15,701,373	$—	$37,969,208
[3] Authorized shares	1,400,000,000	1,400,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2009 — (Unaudited)

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$109,866,130	$96,228,561	$29,733,326
Repurchase agreements at value	—	2,679,263	677,885

Total investments	109,866,130	98,907,824	30,411,211

Receivable for securities sold	705,386	712,403	—
Receivable for fund shares sold	40,162	82,292	46,693
Dividends receivable	56,583	1,978	30,651
Interest receivable	3,957	9,601	752
Prepaid expenses	4,208	2,998	3,488

Total assets	110,676,426	99,717,096	30,492,795

Liabilities:
Due to bank	495,970	—	—
Payable for securities purchased	—	1,307,209	—
Obligation to return securities lending collateral	10,626,124	14,314,046	2,187,658
Payable for fund shares redeemed	177,459	145,944	191
Payable for Investment Advisory fees	42,479	35,179	12,448
Payable for Directors’ fees	2,061	2,176	660
Accrued expenses	21,638	40,232	8,302

Total liabilities	11,365,731	15,844,786	2,209,259

Net Assets	$99,310,695	$83,872,310	$28,283,536

Net Assets consist of:
Par value ($0.001 of shares outstanding)	8,112	8,379	4,447
Paid-in capital in excess of par value	121,951,299	119,152,593	41,124,853
Undistributed (distributions in excess of) net investment income	(17,032)	(24,471)	11,757
Accumulated net realized loss from investment transactions	(12,298,037)	(27,225,799)	(10,496,010)
Net unrealized depreciation on investments	(10,333,647)	(8,038,392)	(2,361,511)

Total Net Assets	99,310,695	83,872,310	28,283,536

Shares Outstanding[3]	8,112,246	8,379,211	4,447,134

Net Asset Value Per Share	$12.24	$—	$6.36

Advisor Class — based on net assets of $83,871,391 and shares outstanding of 8,379,121 (100,000,000 authorized shares)	—	$10.01	—

Institutional Class — based on net assets of $919 and shares outstanding of 89.530 (35,000,000 authorized shares)[4]	—	$10.27	—

[1] Investments at cost	$120,199,777	$106,946,216	$32,772,722
[2] Market value of securities on loan	$10,379,329	$13,955,551	$2,136,292
[3] Authorized shares	75,000,000	135,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on April 30, 2009.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2009 — (Unaudited)

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$383,863,589	$122,942,389	$25,317,199
Repurchase agreements at value	6,132,093	1,910,770	157,554

Total investments	389,995,682	124,853,159	25,474,753

Foreign currency, at value (Note 1)[4]	280,935	79,511	—
Receivable for securities sold	6,907,436	3,495,053	—
Receivable for fund shares sold	15,952	6,296	12,581
Dividends receivable	2,347,587	860,864	11,109
Interest receivable	112,300	35,852	4,802
Foreign tax reclaims receivable	617,945	277,768	—
Prepaid expenses	19,010	5,817	2,717

Total assets	400,296,847	129,614,320	25,505,962

Liabilities:
Payable for securities purchased	9,084,251	2,279,645	—
Obligation to return securities lending collateral	74,240,389	21,310,586	5,257,441
Payable for fund shares redeemed	226,161	2,725,659	34,832
Payable for Investment Advisory fees	185,271	63,022	8,593
Payable for Directors’ fees	9,543	5,106	496
Accrued expenses	99,423	40,915	5,328

Total liabilities	83,845,038	26,424,933	5,306,690

Net Assets	$316,451,809	$103,189,387	$20,199,272

Net Assets consist of:
Par value ($0.001 of shares outstanding)	32,969	11,924	4,841
Paid-in capital in excess of par value	470,892,187	214,924,354	33,020,832
Undistributed net investment income	2,604,324	800,030	87,655
Accumulated net realized loss from investment transactions	(140,336,870)	(96,641,539)	(12,111,021)
Net unrealized depreciation on investments	(16,686,051)	(15,885,745)	(803,035)
Net unrealized appreciation (depreciation) on foreign currencies	(54,750)	(19,637)	—

Total Net Assets	316,451,809	103,189,387	20,199,272

Shares Outstanding[3]	32,968,822	11,923,804	4,840,774

Net Asset Value Per Share	$9.60	$8.65	$4.17

[1] Investments at cost	$406,681,733	$140,738,904	$26,277,788
[2] Market value of securities on loan	$70,533,865	$20,267,279	$5,109,934
[3] Authorized shares	115,000,000	70,000,000	75,000,000
[4] International Portfolio and Philadelphia International Fund had foreign currency costs of $280,925 and $79,509, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2009 — (Unaudited)

	Large	Large
	Cap	Cap
	100	Growth
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$83,702,517	$36,032,995
Repurchase agreements at value	719,516	—

Total investments	84,422,033	36,032,995

Receivable for securities sold	—	442,185
Receivable for fund shares sold	53,416	31,527
Dividends receivable	68,072	14,602
Interest receivable	2,668	—
Prepaid expenses	4,419	2,574

Total assets	84,550,608	36,523,883

Liabilities:
Due to bank	—	270,480
Payable for securities purchased	378,772	—
Obligation to return securities lending collateral	3,315,779	—
Payable for fund shares redeemed	110,303	10,872
Payable for Investment Advisory fees	35,059	15,762
Payable for Directors’ fees	2,036	962
Accrued expenses	21,228	10,308

Total liabilities	3,863,177	308,384

Net Assets	$80,687,431	$36,215,499

Net Assets consist of:
Par value ($0.001 of shares outstanding)	9,763	4,289
Paid-in capital in excess of par value	119,376,215	55,948,000
Undistributed net investment income	26,299	1,660
Accumulated net realized loss from investment transactions	(27,543,239)	(17,051,112)
Net unrealized depreciation on investments	(11,181,607)	(2,687,338)

Total Net Assets	80,687,431	36,215,499

Shares Outstanding[3]	9,762,658	4,288,592

Net Asset Value Per Share	$8.26	$8.44

[1] Investments at cost	$95,603,640	$38,720,333
[2] Market value of securities on loan	$3,233,013	$—
[3] Authorized shares	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2009 — (Unaudited)

	Long/Short	Total Market
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$23,879,246	$29,290,540
Repurchase agreements at value	323,489	—

Total investments	24,202,735	29,290,540

Receivable from Investment Advisor	7,300	6,515
Receivable for securities sold	—	499,295
Receivable for fund shares sold	—	21,340
Dividends receivable	27,494	25,247
Cash collateral on deposit at broker (Note 1)	15,501,900	—
Prepaid expenses	1,625	1,567

Total assets	39,741,054	29,844,504

Liabilities:
Due to bank	—	224,824
Payable for securities purchased	—	130,682
Payable for fund shares redeemed	56,236	88,509
Dividends payable for securities sold short	7,462	4,650
Payable for securities sold short, at value[3]	15,570,370	6,540,222
Payable for Investment Advisory fees	24,931	22,338
Payable for Directors’ fees	769	568
Accrued expenses	14,274	11,855

Total liabilities	15,674,042	7,023,648

Net Assets	$24,067,012	$22,820,856

Net Assets consist of:
Par value ($0.001 of shares outstanding)	3,103	3,753
Paid-in capital in excess of par value	34,223,758	39,329,231
Distributions in excess of net investment income	(69,578)	(15,064)
Accumulated net realized loss from investment transactions	(14,023,996)	(15,820,185)
Net unrealized appreciation (depreciation) on investments and securities sold short	3,933,725	(676,879)

Total Net Assets	24,067,012	22,820,856

Shares Outstanding[2]	3,103,480	3,752,852

Net Asset Value Per Share	$7.75	$6.08

[1] Investments at cost	$24,407,101	$31,548,301
[2] Authorized shares	20,000,000	20,000,000
[3] Proceeds from securities sold short for the Long/Short Portfolio and Total Market Portfolio were $19,708,461 and $8,121,104, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2009 — (Unaudited)

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$4,570,573	$2,949,220	$5,489,387
Income from security lending	169,320	—	251,342

Total investment income	4,739,893	2,949,220	5,740,729

Expenses:
Management fees	—	—	485,820
Administration, transfer agent and custody fees	228,435	85,303	86,832
Professional fees	86,038	138,810	29,647
Shareholder report expenses	12,977	21,991	4,483
Insurance Expense (Note 1)	148,514	234,664	—
Shareholder servicing fees	408,971	555,001	138,807
Directors’ fees and expenses	40,372	60,107	13,623
Registration and filing fees	1,265	1,574	2,575
Other expenses	37,677	58,191	13,600

Total expenses	964,249	1,155,641	775,387

Net investment income	3,775,644	1,793,579	4,965,342

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	423	—	350,913

Net change in unrealized gain of:
Investments	—	—	16,637,881

Net realized and unrealized gain	423	—	16,988,794

Net increase in net assets resulting from operations	$3,776,067	$1,793,579	$21,954,136

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2009 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$787,419	$638,238	$461,070
Interest	77	153	40
Income from security lending	64,885	103,047	7,368

Total investment income	852,381	741,438	468,478

Expenses:
Management fees	238,138	207,543	74,931
Administration, transfer agent and custody fees	29,177	29,976	13,910
Professional fees	10,163	8,202	3,122
Shareholder report expenses	1,552	1,364	454
Shareholder servicing fees (Advisor Class)	86,576	94,259	27,247
Shareholder servicing fees (Institutional Class)	—	1	—
Directors’ fees and expenses	4,648	4,329	1,500
Registration and filing fees	2,884	17,323	4,887
Other expenses	5,105	5,874	1,761

Total expenses	378,243	368,871	127,812

Net investment income	474,138	372,567	340,666

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(9,255,709)	(22,228,273)	(6,548,877)

Net change in unrealized gain of:
Investments	2,606,141	16,478,210	3,609,250

Net realized and unrealized loss	(6,649,568)	(5,750,063)	(2,939,627)

Net decrease in net assets resulting from operations	$(6,175,430)	$(5,377,496)	$(2,598,961)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2009 — (Unaudited)

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Investment income:
Dividends[1]	$5,199,760	$2,056,617	$145,330
Interest	282	90	10
Income from security lending	518,867	195,885	34,208

Total investment income	5,718,909	2,252,592	179,548

Expenses:
Management fees	1,161,026	526,230	51,033
Administration, transfer agent and custody fees	102,098	62,725	9,771
Professional fees	35,870	16,743	2,322
Shareholder report expenses	5,689	2,867	367
Shareholder servicing fees	386,250	—	23,197
Directors’ fees and expenses	17,628	8,710	1,050
Registration and filing fees	3,531	10,987	2,771
Other expenses	25,757	13,479	1,382

Total expenses	1,737,849	641,741	91,893

Net investment income	3,981,060	1,610,851	87,655

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(125,159,918)	(94,031,125)	(6,558,840)
Foreign currency transactions	(249,006)	124,447	—

Net realized loss	(125,408,924)	(93,906,678)	(6,558,840)

Net change in unrealized gain (loss) of:
Investments	135,653,990	85,212,844	4,648,797
Foreign currency translation	(70,166)	(10,489)	—

Net change in unrealized gain	135,583,824	85,202,355	4,648,797

Net realized and unrealized gain (loss)	10,174,900	(8,704,323)	(1,910,043)

Net increase (decrease) in net assets resulting from operations	$14,155,960	$(7,093,472)	$(1,822,388)

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $465,284 and $167,398, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2009 — (Unaudited)

	Large	Large
	Cap	Cap
	100	Growth
	Portfolio	Portfolio
Investment income:
Dividends	$866,453	$286,011
Interest	36	21
Income from security lending	36,448	—

Total investment income	902,937	286,032

Expenses:
Management fees	206,522	93,987
Administration, transfer agent and custody fees	25,497	13,435
Professional fees	8,874	4,078
Shareholder report expenses	1,232	574
Shareholder servicing fees	75,091	34,176
Directors’ fees and expenses	4,180	1,916
Registration and filing fees	2,859	3,243
Other expenses	5,364	2,507

Total expenses	329,619	153,916

Net investment income	573,318	132,116

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(18,799,527)	(12,337,574)

Net change in unrealized gain of:
Investments	15,155,804	11,267,049

Net realized and unrealized loss	(3,643,723)	(1,070,525)

Net decrease in net assets resulting from operations	$(3,070,405)	$(938,409)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2009 — (Unaudited)

	Long/Short	Total Market
	Portfolio	Portfolio
Investment income:
Dividends[1]	$369,074	$292,640
Interest	231	39

Total investment income	369,305	292,679

Expenses:
Management fees	175,993	135,872
Administration, transfer agent and custody fees	16,071	13,696
Professional fees	3,792	2,888
Shareholder report expenses	561	393
Shareholder servicing fees	29,332	22,645
Dividends and Interest on securities sold short	217,777	61,137
Directors’ fees and expenses	1,717	1,259
Short positions flex fees	—	24,971
Registration and filing fees	2,573	4,333
Other expenses	3,315	2,366

Total expenses	451,131	269,560

Less expenses waived/reimbursed	(51,360)	(41,016)

Net expenses	399,771	228,544

Net investment income (loss)	(30,466)	64,135

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(11,345,435)	(10,433,839)
Securities sold short	5,428,090	1,493,688

Net realized loss	(5,917,345)	(8,940,151)

Net change in unrealized gain (loss) of:
Investments	9,032,399	8,311,733
Securities sold short	(5,009,989)	(1,346,169)

Net change in unrealized gain	4,022,410	6,965,564

Net realized and unrealized loss	(1,894,935)	(1,974,587)

Net decrease in net assets resulting from operations	$(1,925,401)	$(1,910,452)

[1]	The Long/Short Portfolio and Total Market Portfolio had foreign dividend withholding taxes of $581 and $140, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2009 — (Unaudited)

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,775,644	$1,793,579	$4,965,342
Net realized gain on:
Investment transactions	423	—	350,913
Net change in unrealized gain of:
Investments	—	—	16,637,881

Net increase in net assets resulting from operations	3,776,067	1,793,579	21,954,136
Distributions to shareholders from:
Net investment income	(3,775,844)	(1,793,579)	(4,787,640)
Net increase (decrease) in net assets from capital share transactions	125,314,172	(225,766,876)	62,878,805

Net increase (decrease) in net assets	125,314,395	(225,766,876)	80,045,301

NET ASSETS:
Beginning of period	723,519,629	1,137,155,685	237,944,311

End of period	$848,834,024	$911,388,809	$317,989,612

Undistributed net investment income included in net assets at end of period	$73,615	$1,034	$1,034,322

For the Year Ended October 31, 2008
		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$22,965,055	$18,992,222	$10,389,714
Net realized gain on:
Investment transactions	61,024	—	406,226
Net change in unrealized gain (loss) of:
Investments	—	—	(7,482,428)

Net increase in net assets resulting from operations	23,026,079	18,992,222	3,313,512
Distributions to shareholders from:
Net investment income	(23,021,775)	(18,990,923)	(10,338,365)
Net increase (decrease) in net assets from capital share transactions	(61,139,259)	490,489,477	39,368,402

Net increase (decrease) in net assets	(61,134,955)	490,490,776	32,343,549

NET ASSETS:
Beginning of year	784,654,584	646,664,909	205,600,762

End of year	$723,519,629	$1,137,155,685	$237,944,311

Undistributed net investment income included in net assets at end of year	$73,815	$1,034	$856,620

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2009 — (Unaudited)

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$474,138	$372,567	$340,666
Net realized loss on:
Investment transactions	(9,255,709)	(22,228,273)	(6,548,877)
Net change in unrealized gain of:
Investments	2,606,141	16,478,210	3,609,250

Net decrease in net assets resulting from operations	(6,175,430)	(5,377,496)	(2,598,961)
Distributions to shareholders from:
Net investment income:
Advisor Class	(492,950)	(439,885)	(328,909)
Institutional Class	—	(5)	—
Net increase (decrease) in net assets from capital share transactions	8,274,831	(3,759,397)	120,036

Net increase (decrease) in net assets	1,606,451	(9,576,783)	(2,807,834)

NET ASSETS:
Beginning of period	97,704,244	93,449,093	31,091,370

End of period	$99,310,695	$83,872,310	$28,283,536

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,032)	$(24,471)	$11,757

For the Year Ended October 31, 2008
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$574,516	$662,404	$606,262
Net realized gain (loss) on:
Investment transactions	(3,007,272)	30,907,456	(3,903,099)
In-kind transactions	—	(17,916,156)	—
Net change in unrealized loss of:
Investments	(37,723,992)	(82,064,527)	(12,275,871)

Net decrease in net assets resulting from operations	(40,156,748)	(68,410,823)	(15,572,708)
Distributions to shareholders from:
Net investment income:
Advisor Class	(569,404)	(586,551)	(615,794)
Institutional Class	—	(6)	—
Net realized gain on investments:
Advisor Class	(450,649)	—	(14,824)
Net increase (decrease) in net assets from capital share transactions	37,848,705	(103,132,471)	4,390,287

Net decrease in net assets	(3,328,096)	(172,129,851)	(11,813,039)

NET ASSETS:
Beginning of year	101,032,340	265,578,944	42,904,409

End of year	$97,704,244	$93,449,093	$31,091,370

Undistributed net investment income included in net assets at end of year	$1,780	$42,852	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2009 — (Unaudited)

		Philadelphia	U.S. Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,981,060	$1,610,851	$87,655
Net realized gain (loss) on:
Investment transactions	(125,159,918)	(94,031,125)	(6,558,840)
Foreign currency transactions	(249,006)	124,447	—
Net change in unrealized gain (loss) of:
Investments	135,653,990	85,212,844	4,648,797
Foreign currency translation	(70,166)	(10,489)	—

Net increase (decrease) in net assets resulting from operations	14,155,960	(7,093,472)	(1,822,388)
Distributions to shareholders from:
Net investment income	(1,294,681)	(810,250)	—
Net realized gain on investments	—	(15,877,104)	—
Net decrease in net assets from capital share transactions	(51,554,111)	(55,844,826)	(881,339)

Net decrease in net assets	(38,692,832)	(79,625,652)	(2,703,727)

NET ASSETS:
Beginning of period	355,144,641	182,815,039	22,902,999

End of period	$316,451,809	$103,189,387	$20,199,272

Undistributed net investment income included in net assets at end of period	$2,604,324	$800,030	$87,655

For the Year Ended October 31, 2008
		Philadelphia	U.S. Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$23,184,780	$14,077,797	$17,351
Net realized gain (loss) on:
Investment transactions	(14,125,409)	14,415,922	(4,155,144)
Foreign currency transactions	(1,294,374)	(845,408)	—
Net change in unrealized loss of:
Investments	(443,716,013)	(255,273,266)	(10,257,218)
Foreign currency translation	(113,466)	(76,769)	—

Net decrease in net assets resulting from operations	(436,064,482)	(227,701,724)	(14,395,011)
Distributions to shareholders from:
Net investment income	(23,507,699)	(13,628,812)	—
Net realized gain on investments	(9,006,605)	(7,888,623)	—
Tax Return of capital	—	—	(56,317)
Net decrease in net assets from capital share transactions	(162,541,928)	(129,666,059)	(1,566,968)

Net decrease in net assets	(631,120,714)	(378,885,218)	(16,018,296)

NET ASSETS:
Beginning of year	986,265,355	561,700,257	38,921,295

End of year	$355,144,641	$182,815,039	$22,902,999

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(82,055)	$(571)	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2009 — (Unaudited)

	Large	Large Cap
	Cap 100	Growth
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$573,318	$132,116
Net realized loss on:
Investment transactions	(18,799,527)	(12,337,574)
Net change in unrealized gain of:
Investments	15,155,804	11,267,049

Net decrease in net assets resulting from operations	(3,070,405)	(938,409)
Distributions to shareholders from:
Net investment income	(562,563)	(133,443)
Net decrease in net assets from capital share transactions	(3,213,961)	(4,026,292)

Net decrease in net assets	(6,846,929)	(5,098,144)

NET ASSETS:
Beginning of period	87,534,360	41,313,643

End of period	$80,687,431	$36,215,499

Undistributed net investment income included in net assets at end of period	$26,299	$1,660

For the Year Ended October 31, 2008
	Large	Large Cap
	Cap 100	Growth
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,245,394	$187,774
Net realized loss on:
Investment transactions	(8,823,374)	(4,710,028)
Net change in unrealized loss of:
Investments	(48,265,031)	(22,855,410)

Net decrease in net assets resulting from operations	(55,843,011)	(27,377,664)
Distributions to shareholders from:
Net investment income	(1,150,188)	(176,789)
Net decrease in net assets from capital share transactions	(12,375,750)	(2,029,793)

Net decrease in net assets	(69,368,949)	(29,584,246)

NET ASSETS:
Beginning of year	156,903,309	70,897,889

End of year	$87,534,360	$41,313,643

Undistributed net investment income included in net assets at end of year	$15,544	$2,987

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2009 — (Unaudited)

		Total
	Long/Short	Market
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(30,466)	$64,135
Net realized gain (loss) on:
Investment transactions	(11,345,435)	(10,433,839)
Securities sold short	5,428,090	1,493,688
Net change in unrealized gain (loss) of:
Investments	9,032,399	8,311,733
Securities sold short	(5,009,989)	(1,346,169)

Net decrease in net assets resulting from operations	(1,925,401)	(1,910,452)
Distributions to shareholders from:
Net investment income	—	(43,915)
Net decrease in net assets from capital share transactions	(8,911,323)	(2,555,427)

Net decrease in net assets	(10,836,724)	(4,509,794)

NET ASSETS:
Beginning of period	34,903,736	27,330,650

End of period	$24,067,012	$22,820,856

Distributions in excess of net investment included in net assets at end of period	$(69,578)	$(15,064)

For the Year Ended October 31, 2008
		Total
	Long/Short	Market
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$624,474	$167,043
Net realized gain (loss) on:
Investment transactions	(6,197,241)	(7,223,334)
Securities sold short	5,563,818	2,897,920
Net change in unrealized gain (loss) of:
Investments	(12,859,652)	(12,625,483)
Securities sold short	7,812,890	2,183,445

Net decrease in net assets resulting from operations	(5,055,711)	(14,600,409)
Distributions to shareholders from:
Net investment income	(697,875)	(209,893)
Net increase (decrease) in net assets from capital share transactions	(4,637,132)	4,838,535

Net decrease in net assets	(10,390,718)	(9,971,767)

NET ASSETS:
Beginning of year	45,294,454	37,302,417

End of year	$34,903,736	$27,330,650

Distributions in excess of net investment included in net assets at end of year	$(39,112)	$(35,284)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2009 — (Unaudited)

Total Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$(1,910,452)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(16,094,506)
Investments sold	17,137,788
Purchases to cover securities sold short	(5,376,472)
Securities sold short	5,700,977
(Purchase)/Sale of short term investments, net	841,885
Decrease in Receivable from Investment Advisor	1,344
Decrease in Dividends receivable	14,821
(Increase) in Prepaid expenses	(906)
Increase in Dividends payable for securities sold short	3,178
(Decrease) in Investment Advisory fees	(4,606)
(Decrease) in Directors fees	(195)
(Decrease) in Accrued expenses	(10,368)
Net change in unrealized depreciation (appreciation) on investments	(8,311,733)
Net realized loss from investments	10,433,839
Net change in unrealized depreciation (appreciation) on securities sold short	1,346,169
Net realized gain from securities sold short	(1,493,688)

Net cash provided by (used for) operating activities	2,277,075

Cash flows from (used in) financing activities
Proceeds from shares sold	3,361,098
Payments on shares redeemed	(5,821,713)
Cash distributions paid	(41,284)

Net cash provided by (used for) financing activities	(2,501,899)

Net increase (decrease) in cash	(224,824)
Cash at beginning of period	—

Cash at end of period	$(224,824)

Non cash financial activities not included herein consist of reinvestment of all distributions of $2,631.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Government Cash Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008[2]	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.005	0.031	0.051	0.046	0.027	0.011
Net realized loss on investments	0.000 [3]	(0.001)	0.000 [3]	0.000 [3]	0.000 [3]	0.000 [3]

Total from investment operations	$0.005	$0.030	$0.051	$0.046	$0.027	$0.011

Distributions to shareholders from:
Net investment income	(0.005)	(0.030)	(0.051)	(0.046)	(0.027)	(0.011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.47%[4]	3.05%	5.17%	4.68%	2.74%	1.05%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$848,834	$723,520	$784,655	$651,657	$636,425	$486,869
Ratio of operating expenses to average net assets	0.24%[5]	0.21%	0.19%	0.19%	0.19%	0.18%
Ratio of net investment income to average net assets	0.92%[5]	3.06%	5.05%	4.60%	2.73%	1.05%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Tax-Exempt Cash Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008[2]	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002	0.020	0.034	0.031	0.019	0.009
Net realized gain on investments	0.000	0.001	0.000	0.000	0.000	0.000

Total from investment operations	$0.002	$0.021	$0.034	$0.031	$0.019	$0.009

Distributions to shareholders from:
Net investment income	(0.002)	(0.021)	(0.034)	(0.031)	(0.019)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.16%[3]	2.09%	3.45%	3.10%	1.94%	0.90%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$911,389	$1,137,156	$646,665	$705,395	$551,764	$530,221
Ratio of operating expenses to average net assets	0.21%[4]	0.19%	0.19%	0.19%	0.19%	0.18%
Ratio of net investment income to average net assets	0.32%[4]	2.03%	3.39%	3.07%	1.91%	0.90%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Core Fixed Income Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008	2007[2]	2006	2005	2004

Net asset value, beginning of period	$10.35	$10.64	$10.62	$10.64	$10.94	$10.85

Income from investment operations:
Net investment income	0.19	0.50	0.48	0.47	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.73	(0.29)	0.02	(0.02)	(0.30)	0.09

Total from investment operations	0.92	0.21	0.50	0.45	0.14	0.54

Distributions to shareholders from:
Net investment income	(0.19)	(0.50)	(0.48)	(0.47)	(0.44)	(0.45)

Total distributions	(0.19)	(0.50)	(0.48)	(0.47)	(0.44)	(0.45)

Net asset value, end of period	$11.08	$10.35	$10.64	$10.62	$10.64	$10.94

Total return	8.96%[3]	1.89%	4.87%	4.38%	1.32%	5.07%

Net assets, end of period (in 000s)	$317,990	$237,944	$205,601	$198,243	$194,996	$194,284
Ratio of operating expenses to average net assets	0.56%[4]	0.56%	0.56%	0.54%	0.29%	0.19%
Ratio of net investment income to average net assets	3.58%[4]	4.64%	4.52%	4.42%	4.02%	3.82%
Portfolio turnover rate	20%	71%	143%	272%	229%	203%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Strategic Equity Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008	2007[2]	2006[2]	2005[2]	2004

Net asset value, beginning of period	$13.20	$20.00	$17.75	$16.95	$15.87	$14.94

Income from investment operations:
Net investment income	0.07	0.10	0.07	0.11	0.17	0.19
Net realized and unrealized gain (loss) on investments	(0.96)	(6.71)	3.04	2.14	1.41	0.93

Total from investment operations	(0.89)	(6.61)	3.11	2.25	1.58	1.12

Distributions to shareholders from:
Net investment income	(0.07)	(0.10)	(0.09)	(0.11)	(0.18)	(0.19)
Net realized capital gains	—	(0.09)	(0.77)	(1.34)	(0.32)	—

Total distributions	(0.07)	(0.19)	(0.86)	(1.45)	(0.50)	(0.19)

Net asset value, end of period	$12.24	$13.20	$20.00	$17.75	$16.95	$15.87

Total return	(6.74)%[3]	(33.32)%	17.63%	13.28%	9.98%	7.53%

Net assets, end of period (in 000s)	$99,311	$97,704	$101,032	$85,492	$79,905	$65,557
Ratio of operating expenses to average net assets	0.87%[4]	0.86%	0.86%	0.85%	0.45%	0.27%
Ratio of net investment income to average net assets	1.10%[4]	0.57%	0.39%	0.59%	0.97%	1.19%
Portfolio turnover rate	20%	91%	64%	85%	89%	87%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Advisor Shares
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1,2]	2008[2]	2007[2]	2006	2005	2004

Net asset value, beginning of period	$10.62	$16.89	$16.63	$16.71	$17.61	$18.28

Income from investment operations:
Net investment income (loss)	0.04	0.05	0.00 [3]	(0.02)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.60)	(6.28)	2.61	2.81	2.15	2.59

Total from investment operations	(0.56)	(6.23)	2.61	2.79	2.10	2.53

Distributions to shareholders from:
Net investment income	(0.05)	(0.04)	—	—	—	—
Net realized capital gains	—	—	(2.35)	(2.87)	(3.00)	(3.20)

Total distributions	(0.05)	(0.04)	(2.35)	(2.87)	(3.00)	(3.20)

Net asset value, end of period	$10.01	$10.62	$16.89	$16.63	$16.71	$17.61

Total return	(5.20)%[4]	(36.94)%	15.94%	16.69%	12.22%	13.90%

Net assets, end of period (in 000s)	$83,871	$93,448	$265,577	$237,250	$241,970	$265,164
Ratio of operating expenses to average net assets	0.98%[5]	0.94%	0.92%	0.91%	0.92%	0.90%
Ratio of net investment income (expenses in excess of income) to average net assets	0.99%[5]	0.35%	0.00%[6]	(0.09)%	(0.28)%	(0.33)%
Portfolio turnover rate[7]	45%	72%	58%	60%	51%	64%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

[6]	Amount rounds to less than 0.01% per share.

[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Institutional Shares
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1,2]	2008	2007[2]	2006[2]	2005	2004

Net asset value, beginning of period	$10.89	$17.29	$16.88	$16.88	$17.73	$18.35

Income from investment operations:
Net investment income (loss)	0.06	0.08	0.04	0.04	—	(0.02)
Net realized and unrealized gain (loss) on investments	(0.63)	(6.42)	2.72	2.83	2.15	2.60

Total from investment operations	(0.57)	(6.34)	2.76	2.87	2.15	2.58

Distributions to shareholders from:
Net investment income	(0.05)	(0.06)	—	—	—	—
Net realized capital gains	—	—	(2.35)	(2.87)	(3.00)	(3.20)

Total distributions	(0.05)	(0.06)	(2.35)	(2.87)	(3.00)	(3.20)

Net asset value, end of period	$10.27	$10.89	$17.29	$16.88	$16.88	$17.73

Total return	(5.16)%[3]	(36.77)%	16.65%	16.99%	12.43%	14.13%

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$1	$1	$2	$1	$1	$1
Ratio of operating expenses to average net assets	0.78%[4]	0.74%	0.72%	0.71%	0.72%	0.70%
Ratio of net investment income (expenses in excess of income) to average net assets	1.23%[4]	0.54%	0.21%	0.22%	(0.09)%	(0.12)%
Portfolio turnover rate[5]	45%	72%	58%	60%	51%	64%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Value Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.00	$10.89	$11.02	$10.28	$10.01	$9.00

Income from investment operations:
Net investment income	0.08	0.16	0.17	0.15	0.18	0.17
Net realized and unrealized gain (loss) on investments	(0.64)	(3.89)	1.12	1.26	1.36	1.31

Total from investment operations	(0.56)	(3.73)	1.29	1.41	1.54	1.48

Distributions to shareholders from:
Net investment income	(0.08)	(0.16)	(0.17)	(0.14)	(0.19)	(0.17)
Net realized capital gains	—	(0.00)[2]	(1.25)	(0.53)	(1.08)	(0.30)

Total distributions	(0.08)	(0.16)	(1.42)	(0.67)	(1.27)	(0.47)

Net asset value, end of period	$6.36	$7.00	$10.89	$11.02	$10.28	$10.01

Total return	(8.03)%[3]	(34.61)%	11.99%	13.81%	15.66%	16.54%

Net assets, end of period (in 000s)	$28,284	$31,091	$42,904	$47,888	$26,507	$22,721
Ratio of operating expenses to average net assets	0.94%[4]	0.94%	0.91%	0.96%	0.48%	0.29%
Ratio of net investment income to average net assets	2.50%[4]	1.64%	1.48%	1.36%	1.62%	1.78%
Portfolio turnover rate	82%	288%	123%	92%	76%	76%

[1]	Unaudited.

[2]	Amount rounds to less than 0.01% per share.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008	2007[2]	2006	2005[2]	2004

Net asset value, beginning of period	$9.09	$19.71	$19.59	$17.58	$16.96	$13.99

Income from investment operations:
Net investment income	0.12	0.53	0.33	0.39	0.48	0.40
Net realized and unrealized gain (loss) on investments	0.43	(10.42)	3.43	4.61	2.26	2.88

Total from investment operations	0.55	(9.89)	3.76	5.00	2.74	3.28

Distributions to shareholders from:
Net investment income	(0.04)	(0.54)	(0.41)	(0.29)	(0.47)	(0.31)
Net realized capital gains	—	(0.19)	(3.23)	(2.70)	(1.65)	—

Total distributions	(0.04)	(0.73)	(3.64)	(2.99)	(2.12)	(0.31)

Net asset value, end of period	$9.60	$9.09	$19.71	$19.59	$17.58	$16.96

Total return	6.09%[3]	(51.69)%	20.03%	28.51%	16.34%	23.60%

Net assets, end of period (in 000s)	$316,452	$355,145	$986,265	$928,697	$811,850	$1,317,762
Ratio of operating expenses before waiver to net assets	1.12%[4]	1.11%	1.10%	1.10%	0.32%	0.14%
Ratio of operating expenses after waiver to average net assets	1.12%[4]	1.11%	1.10%	0.98%	0.18%	0.14%
Ratio of net investment income to average net assets	2.58%[4]	3.21%	1.56%	1.91%	2.58%	2.59%
Portfolio turnover rate	40%	49%	39%	45%	47%	38%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Philadelphia International Fund
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1,2]	2008	2007	2006[2]	2005	2004

Net asset value, beginning of period	$9.15	$20.32	$19.60	$17.49	$15.86	$13.14

Income from investment operations:
Net investment income	0.09	0.64	0.38	0.45	0.28	0.33
Net realized and unrealized gain (loss) on investments	0.27	(10.91)	3.40	4.48	2.16	2.53

Total from investment operations	0.36	(10.27)	3.78	4.93	2.44	2.86

Distributions to shareholders from:
Net investment income	(0.06)	(0.61)	(0.56)	(0.28)	(0.34)	(0.14)
Net realized capital gains	(0.80)	(0.29)	(2.50)	(2.54)	(0.47)	—

Total distributions	(0.86)	(0.90)	(3.06)	(2.82)	(0.81)	(0.14)

Net asset value, end of period	$8.65	$9.15	$20.32	$19.60	$17.49	$15.86

Total return	4.09%[3]	(52.37)%	20.06%	28.29%	15.50%	21.78%

Net assets, end of period (in 000s)	$103,189	$182,815	$561,700	$488,227	$634,018	$444,906
Ratio of operating expenses to average net assets	0.91%[4]	0.88%	0.86%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	2.30%[4]	3.52%	1.85%	2.20%	1.78%	1.86%
Portfolio turnover rate	32%	40%	45%	49%	47%	50%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	U.S. Emerging Growth Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008[2]	2007[2]	2006	2005[2]	2004

Net asset value, beginning of period	$4.53	$7.34	$7.34	$6.22	$5.32	$5.56

Income from investment operations:
Net investment income (loss)	0.02	0.00 [3]	(0.04)	(0.03)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.38)	(2.80)	0.53	1.15	0.95	(0.17)

Total from investment operations	(0.36)	(2.80)	0.49	1.12	0.90	(0.24)

Distributions to shareholders from:
Net realized capital gains	—	—	(0.46)	—	—	—
Tax return of capital	—	(0.01)	(0.03)	—	—	—

Total distributions	—	(0.01)	(0.49)	—	—	—

Net asset value, end of period	$4.17	$4.53	$7.34	$7.34	$6.22	$5.32

Total return	(7.95)%[4]	(38.16)%	6.84%	18.01%	16.92%	(4.32)%

Net assets, end of period (in 000s)	$20,199	$22,903	$38,921	$35,002	$14,217	$76,065
Ratio of operating expenses to average net assets	0.99%[5]	0.95%	0.93%	0.89%	1.17%	1.22%
Ratio of net investment income (expenses in excess of income) to average net assets	0.94%[5]	0.06%	(0.47)%	(0.43)%	(0.83)%	(1.05)%
Portfolio turnover rate	54%	129%	138%	114%	145%	89%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap 100 Portfolio
	For the					For the Period
	Six Months					February 27, 2004[3]
	Ended	For the Year Ended October 31,				through
	April 30, 2009[1]	2008	2007[2]	2006	2005	October 31, 2004

Net asset value, beginning of period	$8.60	$13.97	$12.92	$11.28	$10.09	$10.00

Income from investment operations:
Net investment income	0.06	0.12	0.09	0.11	0.08	0.03
Net realized and unrealized gain (loss) on investments	(0.34)	(5.38)	1.49	1.84	1.29	0.08

Total from investment operations	(0.28)	(5.26)	1.58	1.95	1.37	0.11

Distributions to shareholders from:
Net investment income	(0.06)	(0.11)	(0.10)	(0.11)	(0.09)	(0.02)
Net realized capital gains	—	—	(0.43)	(0.20)	(0.09)	—

Total distributions	(0.06)	(0.11)	(0.53)	(0.31)	(0.18)	(0.02)

Net asset value, end of period	$8.26	$8.60	$13.97	$12.92	$11.28	$10.09

Total return	(3.23)%[4]	(37.89)%	12.31%	17.34%	13.58%	1.05%[4]

Net assets, end of period (in 000s)	$80,687	$87,534	$156,903	$104,271	$50,133	$18,194
Ratio of operating expenses to average net assets	0.88%[5]	0.86%	0.85%	0.85%	0.87%	1.12%[5]
Ratio of net investment income to average net assets	1.53%[5]	0.95%	0.68%	0.98%	0.76%	0.45%[5]
Portfolio turnover rate	64%	111%	90%	90%	83%	56%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Commencement of operations.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Growth Portfolio
	For the					For the Period
	Six Months					February 27, 2004[3]
	Ended	For the Year Ended October 31,				through
	April 30, 2009[1]	2008[2]	2007[2]	2006	2005	October 31, 2004

Net asset value, beginning of period	$8.57	$14.17	$12.90	$11.17	$10.04	$10.00

Income from investment operations:
Net investment income (loss)	0.03	0.04	0.03	0.08	0.00 [4]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.13)	(5.61)	1.74	1.89	1.13	0.05

Total from investment operations	(0.10)	(5.57)	1.77	1.97	1.13	0.04

Distributions to shareholders from:
Net investment income	(0.03)	(0.03)	(0.03)	(0.08)	(0.00)[4]	—
Net realized capital gains	—	—	(0.47)	(0.16)	—	—

Total distributions	(0.03)	(0.03)	(0.50)	(0.24)	(0.00)	—

Net asset value, end of period	$8.44	$8.57	$14.17	$12.90	$11.17	$10.04

Total return	(1.13)%[5]	(39.36)%	13.81%	17.65%	11.29%	0.40%[5]

Net assets, end of period (in 000s)	$36,215	$41,314	$70,898	$36,805	$16,572	$5,946
Ratio of operating expenses to average net assets	0.90%[6]	0.88%	0.86%	0.87%	0.93%	1.26%[6]
Ratio of net investment income to average net assets	0.77%[6]	0.29%	0.20%	0.61%	0.02%	(0.23)%[6]
Portfolio turnover rate	55%	148%	93%	111%	97%	64%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Commencement of operations.

[4]	Amount rounds to less than $0.01 per share.

[5]	Total return calculation is not annualized.

[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Long/Short Portfolio
	For the			For the Period
	Six Months			September 29, 2006[2,3]
	Ended	For the Year Ended October 31,		through
	April 30, 2009[1,2]	2008[2]	2007[2]	October 31, 2006

Net asset value, beginning of period	$8.25	$9.55	$9.99	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	0.14	0.28	0.02
Net realized and unrealized loss on investments	(0.49)	(1.28)	(0.46)	(0.03)

Total from investment operations	(0.50)	(1.14)	(0.18)	(0.01)

Distributions to shareholders from:
Net investment income	—	(0.16)	(0.26)	—

Total distributions	—	(0.16)	(0.26)	—

Net asset value, end of period	$7.75	$8.25	$9.55	$9.99

Total return	(6.06)%[4]	(12.15)%	(1.85)%	(0.10)%[4]

Net assets, end of period (in 000s)	$24,067	$34,904	$45,294	$19,844
Ratio of operating expenses before waiver/reimbursement to net assets	3.08%[5]	2.28%	2.43%	2.51%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.73%[5]	1.89%	1.85%	1.77%[5]
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and stock ticket expense on securities sold short	1.23%[5]	1.18%	1.25%[1]	1.25%[5,1]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.21)%[5]	1.54%	2.83%	3.05%[5]
Portfolio turnover rate	339%	656%	859%	344%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Commencement of operations.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Total Market Portfolio
	For the	For the	For the Period
	Six Months	Year Ended	December 21, 2006[2,3]
	Ended	October 31,	through
	April 30, 2009[1,2]	2008[2]	October 31, 2007

Net asset value, beginning of period	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.47)	(3.87)	0.42

Total from investment operations	(0.45)	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.01)	(0.06)	(0.02)

Total distributions	(0.01)	(0.06)	(0.02)

Net asset value, end of period	$6.08	$6.54	$10.42

Total return	(6.86)%[4]	(36.83)%	4.37%[4]

Net assets, end of period (in 000s)	$22,821	$27,331	$37,302
Ratio of operating expenses before waiver/reimbursement to net assets	2.38%[5]	2.30%	2.39%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.02%[5]	1.92%	1.73%[5]
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and stock ticket expense on securities sold short	1.25%[5]	1.20%	1.25%[1,5]
Ratio of net investment income to average net assets	0.57%[5]	0.54%	0.20%[5]
Portfolio turnover rate	94%	201%	197%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Commencement of operations.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 4.1%
	Federal Home Loan Bank — 2.9%
$10,000,000	0.00% due 7/20/09[2]	$9,987,333
5,000,000	0.00% due 11/18/09[2]	4,976,829
10,000,000	0.00% due 2/10/10[2]	9,922,417

		24,886,579

	Federal National Mortgage Association — 1.2%
10,000,000	0.00% due 11/12/09[2]	9,881,917

		9,881,917

	TOTAL AGENCY DISCOUNT NOTES (Cost $34,768,496)	34,768,496

AGENCY NOTES* — 67.2%
	Federal Farm Credit Bank — 11.6%
10,000,000	1.15% due 6/2/09[3]	10,002,133
1,500,000	5.05% due 6/8/09	1,507,473
6,000,000	1.008% due 7/1/09[3]	6,000,542
5,800,000	5.25% due 8/3/09	5,873,186
10,000,000	1.188% due 9/22/09[3]	10,000,000
1,000,000	0.36% due 9/24/09[3]	999,532
5,000,000	0.90% due 12/16/09	5,000,000
25,000,000	0.36% due 12/21/09[3]	24,842,062
10,000,000	0.345% due 12/28/09[3]	9,986,495
5,000,000	0.80% due 1/5/10	5,006,522
9,500,000	1.102% due 2/12/10[3]	9,515,781
10,000,000	0.93% due 2/19/10[3]	10,000,000

		98,733,726

	Federal Home Loan Bank — 42.8%
1,700,000	0.98% due 5/1/09[3]	1,700,000
6,000,000	5.375% due 5/15/09	6,005,685
2,500,000	1.046% due 5/18/09[3]	2,500,000
25,090,000	1.041% due 5/20/09[3]	25,091,079
7,250,000	1.051% due 5/27/09[3]	7,249,744
5,000,000	6.30% due 6/3/09	5,026,311
5,000,000	5.25% due 6/12/09[4]	5,014,608
2,045,000	3.00% due 6/23/09	2,045,634
6,385,000	1.98% due 6/30/09	6,400,552
5,000,000	5.375% due 7/17/09	5,052,003
6,500,000	3.875% due 7/24/09	6,551,232
15,000,000	5.125% due 8/5/09	15,177,288
1,500,000	1.094% due 8/5/09[3]	1,502,304
5,000,000	0.378% due 8/21/09[3]	4,998,277
11,300,000	1.293% due 9/10/09[3]	11,300,305

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal Home Loan Bank — (Continued)
$17,000,000	5.25% due 9/11/09	$17,260,432
5,000,000	4.375% due 9/11/09	5,022,700
3,650,000	5.00% due 9/18/09	3,690,896
13,400,000	1.064% due 10/13/09[3]	13,408,714
5,000,000	3.50% due 11/3/09	5,075,942
7,500,000	2.68% due 11/16/09	7,589,690
4,940,000	2.65% due 11/19/09	4,940,916
5,850,000	4.25% due 11/20/09	5,943,432
10,000,000	0.80% due 11/24/09	10,000,000
5,000,000	0.58% due 12/9/09	5,000,000
10,000,000	5.00% due 12/11/09	10,243,857
5,000,000	3.00% due 12/15/09	5,030,302
7,500,000	1.55% due 12/15/09[5]	7,500,000
5,000,000	1.00% due 12/18/09[5]	5,000,000
5,000,000	0.75% due 12/23/09	5,000,000
5,000,000	3.75% due 1/8/10	5,097,613
9,000,000	0.839% due 1/13/10[3]	8,999,706
10,000,000	0.397% due 1/19/10[3]	9,985,569
5,000,000	0.55% due 1/27/10	5,000,000
5,000,000	0.96% due 1/28/10	5,000,708
15,000,000	0.65% due 2/3/10[3]	15,000,000
15,000,000	1.211% due 2/19/10[3]	15,024,748
7,500,000	1.05% due 2/23/10	7,496,204
10,000,000	1.00% due 2/26/10	10,000,000
20,000,000	0.90% due 3/2/10[3]	20,005,064
10,000,000	0.83% due 3/5/10[3]	10,000,846
5,000,000	1.05% due 3/5/10	5,013,104
10,000,000	0.90% due 3/11/10[3]	10,027,900
5,000,000	1.30% due 3/30/10	5,004,848
5,000,000	0.50% due 5/5/10[5]	5,000,000
5,000,000	0.50% due 5/13/10[5]	5,000,000
5,000,000	4.875% due 5/14/10[4]	5,209,365

		363,187,578

	Federal Home Loan Mortgage Corporation — 6.8%
2,500,000	3.75% due 5/12/09	2,500,671
1,000,000	4.375% due 7/30/09	1,003,400
10,000,000	6.625% due 9/15/09[4]	10,170,111
1,500,000	0.417% due 9/18/09[3]	1,499,384
10,000,000	0.428% due 9/21/09[3]	9,999,298
5,000,000	3.94% due 9/30/09	5,059,486
13,000,000	0.379% due 10/19/09[3]	12,987,104
5,000,000	4.125% due 11/30/09[4]	5,085,050

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal Home Loan Mortgage Corporation — (Continued)
$10,000,000	0.63% due 1/8/10[3]	$10,000,000

		58,304,504

	Federal National Mortgage Association — 6.0%
5,500,000	6.375% due 6/15/09	5,523,495
5,440,000
	5.125% due 7/13/09[4]	5,465,945
10,000,000	0.913% due 7/28/09[3]	10,010,579

7,500,000	5.375% due 8/15/09	7,572,031
14,961,000	6.625% due 9/15/09	15,297,461
6,775,000	3.875% due 12/10/09	6,890,454

		50,759,965

	TOTAL AGENCY NOTES (Cost $570,985,773)	570,985,773

REPURCHASE AGREEMENTS* — 29.5%
28,372,000	With Merrill Lynch & Co., Inc., dated 4/30/09, 0.11%, principal and interest in the amount of $28,372,087, due 5/1/09, (collateralized by a U.S. Treasury Bill with an aggregate par value of $28,976,000, coupon rate of 0.000%, due 10/29/09, market value of $28,937,172)	28,372,000
200,000,000	With RBS Greenwich, Inc., dated 4/30/09, 0.15%, principal and interest in the amount of $200,000,833, due 5/1/09, (collateralized by a U.S. Treasury Note with an aggregate par value of $198,622,000, coupon rate of 2.380%, due 8/31/10, market value of $203,996,711)	200,000,000
2,000,000	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $2,000,000, due 5/1/09, (collateralized by a U.S. Treasury Bill with a par value of $2,045,000, coupon rate of 0.000%, due 7/30/09, market value of $2,044,387)	2,000,000
20,000,000	With UBS AG, dated 4/30/09, 0.09%, principal and interest in the amount of $20,000,050, due 5/1/09, (collateralized by a U.S. Treasury Bond with an aggregate par value of $14,056,900, coupon rate of 7.500%, due 11/15/24, market value of $20,399,936)	20,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $250,372,000)	250,372,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.9%
$16,020,466
	State Street Navigator Securities Lending Prime Portfolio	$16,020,466

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $16,020,466)	16,020,466

TOTAL INVESTMENTS (Cost $872,146,735)[6]	102.7%	$872,146,735
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(23,312,711)

NET ASSETS	100.0%	$848,834,024

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2009.
[4]	Securities or partial securities on loan. See Note 5.
[5]	Step Coupon Bond
[6]	Aggregate cost for federal tax purposes was $872,146,735.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2009, agency diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	45.7%	$388,074,157
Federal Farm Credit Bank	11.6	98,733,726
Federal National Mortgage Association	7.2	60,641,882
Federal Home Loan Mortgage Corporation	6.8	58,304,504

TOTAL	71.3%	$605,754,269
REPURCHASE AGREEMENTS	29.5	250,372,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	1.9	16,020,466

TOTAL INVESTMENTS	102.7%	$872,146,735

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 95.5%
	Daily Variable/Floating Rate Notes — 38.7%
$1,000,000	Allegheny County, Pennsylvania, Higher Education Building Authority Revenue, Refunding, Carnegie Mellon University (SPA: Bank of New York),
	0.37% due 12/1/37	$1,000,000
1,760,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America),
	0.37% due 1/15/26	1,760,000
1,130,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America),
	0.50% due 2/1/35	1,130,000
3,900,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV),
	0.30% due 7/1/27	3,900,000
3,800,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.30% due 7/1/36	3,800,000
5,335,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-2,
	0.30% due 7/1/35	5,335,000
10,660,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase),
	0.22% due 1/1/16	10,660,000
16,130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.22% due 12/1/15	16,130,000
1,100,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.15% due 3/1/22	1,100,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC),
	0.50% due 5/1/24	2,200,000
3,395,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America),
	0.32% due 5/15/35	3,395,000
2,700,000	Geisinger Authority, Pennsylvania, Health System, Geisinger Health System, Series A (SPA: Bank of America),
	0.40% due 11/15/32	2,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$965,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project,
	0.15% due 10/1/24	$965,000
800,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp.,
	0.15% due 3/1/24	800,000
1,295,000	Illinois Finance Authority Revenue, OSF Healthcare System-G, (LOC: Wachovia Bank),
	0.25% due 11/15/24	1,295,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.),
	0.32% due 1/1/21	800,000
10,500,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg),
	0.20% due 8/1/16	10,500,000
1,405,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg),
	0.20% due 6/1/15	1,405,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York),
	0.40% due 9/2/26	100,000
5,980,000	Irvine, California, Improvement Board Act of 1915, Assessment District 07-22, Series A (LOC: KBC Bank NV),
	0.40% due 9/2/32	5,980,000
4,500,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.30% due 6/1/23	4,500,000
3,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project,
	0.30% due 6/1/23	3,000,000
5,000,000	JEA, Florida, Electric System Revenue, Series 3D-1, (SPA: Wachovia Bank),
	0.45% due 10/1/36	5,000,000
3,180,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.15% due 10/1/24	3,180,000
15,750,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board,
	0.20% due 9/1/20	15,750,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$15,655,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board,
	0.20% due 9/1/20	$15,655,000
700,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.15% due 11/1/14	700,000
1,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B,
	0.15% due 11/1/14	1,000,000
300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.15% due 11/1/14	300,000
1,900,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D,
	0.15% due 11/1/14	1,900,000
10,000,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	0.25% due 12/1/25	10,000,000
1,000,000	Massachusetts State Development Finance Agency, Revenue, Boston University, Series U-6A (LOC: Bank of America),
	0.40% due 10/1/42	1,000,000
4,100,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.17% due 11/1/35	4,100,000
4,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.30% due 11/1/49	4,200,000
1,125,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden-Wurttemberg),
	0.40% due 8/1/17	1,125,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	0.50% due 12/1/30	2,300,000
9,475,000	Mecklenburg County, North Carolina, Certificate Participation, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.45% due 2/1/27	9,475,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$5,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas),
	0.32% due 7/1/35	$5,700,000
1,800,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.45% due 10/1/35	1,800,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.09% due 7/15/32	2,150,000
15,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	0.32% due 5/1/21	15,700,000
7,000,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	0.32% due 12/1/14	7,000,000
5,100,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.45% due 6/1/31	5,100,000
2,500,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.40% due 11/1/22	2,500,000
2,250,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden-Wurttemberg),
	0.40% due 11/1/22	2,250,000
500,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase),
	0.30% due 8/1/16	500,000
2,200,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.35% due 8/1/18	2,200,000
9,165,000	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.30% due 8/15/20	9,165,000
	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: J.P. Morgan Chase):
2,675,000	0.40% due 8/1/20	2,675,000
3,610,000	0.40% due 8/1/21	3,610,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$4,000,000	New York City, New York, General Obligation Unlimited, Subseries L-4, (LOC: U.S. Bank),
	0.23% due 4/1/38	$4,000,000
800,000	New York City, New York, General Obligation, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.30% due 8/15/21	800,000
3,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.32% due 6/15/35	3,615,000
3,100,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project,
	0.35% due 7/1/19	3,100,000
19,235,000	New York, Metropolitan Transportation Authority Revenue, Series G (LOC: BNP Paribas),
	0.30% due 11/1/26	19,235,000
1,500,000	New York, Metropolitan Transportation Authority Revenue, Subseries D-2, (LOC: Landesbank Hessen-Thuerigen),
	0.20% due 11/1/35	1,500,000
1,950,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank),
	0.25% due 6/1/30	1,950,000
5,000,000	Ohio State, Air Quality Development Authority Revenue, Pollution Control, (LOC: Barclays Bank PLC),
	0.39% due 7/1/19	5,000,000
12,350,000	Pennsylvania, State Turnpike Commission Revenue, Series Q, (SPA: Westdeutsche Landesbank Gironzentrale, Bayerische Landesbank, & Landesbank Baden-Wurttemberg),
	0.55% due 6/1/27	12,350,000
11,660,000	Pennsylvania, State Turnpike Commission Revenue, Series Q, (SPA: Westdeutsche Landesbank Gironzentrale, Bayerische Landesbank, & Landesbank Baden-Wurttemberg),
	0.55% due 6/1/28	11,660,000
2,700,000	Philadelphia, Pennsylvania, Hospitals & Higher Educational Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wachovia Bank),
	0.40% due 7/1/31	2,700,000
8,500,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.45% due 10/1/24	8,500,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America),
	0.50% due 6/1/33	$2,400,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.20% due 11/1/14	2,135,000
5,638,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase),
	0.38% due 7/15/19	5,638,000
	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project:
775,000	0.37% due 4/1/10	775,000
6,400,000	0.30% due 8/15/20	6,400,000
1,700,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project,
	0.15% due 10/1/24	1,700,000
11,900,000	University of California Regents Medical Center, Series B-2 (SPA: Bank of New York 50% & California Public Employees’ Retirement System 25% & California State Teachers’ Retirement System 25%),
	0.20% due 5/15/32	11,900,000
6,700,000	University of Michigan, Revenue Bond, Series A,
	0.17% due 4/1/38	6,700,000
1,685,000	Valdez City, Alaska, Marine Terminal Revenue, BP Pipeline Inc. Project,
	0.14% due 7/1/37	1,685,000
500,000	Valdez City, Alaska, Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.10% due 12/1/33	500,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
710,000	0.15% due 10/1/25	710,000
3,500,000	0.15% due 12/1/29	3,500,000
8,200,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series B, (SPA: Wachovia Bank),
	0.45% due 2/1/26	8,200,000
4,700,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank),
	0.45% due 2/1/26	4,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$2,000,000	Virginia, Commonwealth University Health System Authority Revenue, Series B, (LOC: Branch Banking & Trust),
	0.46% due 7/1/37	$2,000,000
1,100,000	Washington State, Housing Finance Commission, Non Profit Housing Revenue, Franke Tobey Jones Project, (LOC: Wells Fargo Bank),
	0.77% due 9/1/33	1,100,000

	Total Daily Variable/Floating Rate Notes (Cost $352,943,000)	352,943,000

	Weekly Variable/Floating Rate Notes — 56.8%
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.53% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, AAMHA LLC Project, (FNMA Insured),
	0.50% due 12/15/25	5,605,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wachovia Bank),
	0.67% due 12/1/24	2,400,000
7,855,000	California Housing Finance Agency Revenue, Multi-Family Housing III, Series D, (SPA: FNMA),
	0.30% due 2/1/35	7,855,000
2,550,000	California Housing Finance Agency Revenue, Multi-Family Housing, Series B (SPA: FNMA),
	0.75% due 2/1/35	2,550,000
2,110,000	California Housing Finance Agency, Revenue Bonds, Multi-Family Housing III, Series D, (SPA: FNMA),
	0.30% due 8/1/22	2,110,000
2,000,000	California State Department of Water Resources, Power Supply Revenue, Series C-12, (LOC: Landesbank Hessen-Thuerigen),
	0.30% due 5/1/22	2,000,000
1,100,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, ( SPA: Bank Of New York),
	0.45% due 6/1/27	1,100,000
6,225,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America),
	0.52% due 3/1/25	6,225,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$3,980,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.50% due 6/1/25	$3,980,000
700,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale),
	0.20% due 1/1/15	700,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank.),
	0.47% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank.),
	0.47% due 12/1/33	700,000
5,426,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.47% due 7/1/27	5,426,000
6,745,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank),
	0.45% due 1/1/33	6,745,000
9,645,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.50% due 4/1/20	9,645,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Landesbank Hessen-Thuerigen),
	0.75% due 5/1/31	8,110,000
21,135,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.),
	0.45% due 11/1/35	21,135,000
1,400,000	Colton, California, Redevelopment Agency, Multi-Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB),
	0.45% due 5/1/10	1,400,000
900,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured),
	0.46% due 7/15/18	900,000
5,505,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank),
	0.20% due 5/15/14	5,505,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.20% due 7/1/29	12,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
	Delaware Valley Regional Financial Authority, Local Government Revenue, Series A, (LOC: Bayerische Landesbank):
$1,600,000	0.50% due 12/1/18	$1,600,000
1,000,000	0.50% due 12/1/20	1,000,000
15,110,000	Delaware Valley Regional Financial Authority, Local Government Revenue, Series B, (LOC: Bayerische Landesbank),
	0.40% due 6/1/42	15,110,000
3,490,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.60% due 12/1/15	3,490,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.40% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.40% due 12/1/26	5,500,000
10,000,000	Georgia, Private Colleges & Universities Authority Revenue, Emory University,
	0.17% due 9/1/24	10,000,000
1,864,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen),
	0.50% due 9/1/31	1,864,000
1,300,000	Gwinnett County, Georgia, Water and Sewer Authority Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.50% due 8/1/25	1,300,000
1,495,000	Hennepin County, Minnesota, General Obligations, Series A, (SPA: State Street Bank & Trust Co.),
	0.42% due 12/1/25	1,495,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.40% due 4/1/35	4,000,000
10,000,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: KBC Bank NV),
	0.55% due 10/1/36	10,000,000
659,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.32% due 7/1/28	659,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.35% due 12/15/24	$6,160,000
114,936	Los Angeles, California, Multi-Family Housing Revenue, Series K, (LOC: FHLB),
	0.30% due 7/1/10	114,936
11,100,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.),
	0.30% due 7/1/25	11,100,000
5,000,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.32% due 7/1/27	5,000,000
13,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.17% due 11/1/26	13,700,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.17% due 11/1/28	1,795,000
7,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.40% due 12/1/29	7,200,000
7,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.48% due 8/1/28	7,500,000
9,445,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.48% due 2/1/26	9,445,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,100,000	0.51% due 2/1/11	1,100,000
1,000,000	0.51% due 2/1/17	1,000,000
1,100,000	0.51% due 2/1/19	1,100,000
1,100,000	0.51% due 2/1/20	1,100,000
2,000,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.17% due 10/1/44	2,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$6,535,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.33% due 2/15/33	$6,535,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank),
	0.40% due 4/15/18	2,000,000
2,965,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.42% due 12/1/27	2,965,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.47% due 12/1/27	950,000
2,425,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank),
	0.42% due 10/1/23	2,425,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	0.47% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.28% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured),
	0.39% due 5/15/31	805,000
8,800,000	Nassau County, New York, General Obligation Unlimited, Series A, (LOC: Bank of America),
	0.40% due 12/1/23	8,800,000
11,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.28% due 6/1/32	11,020,000
3,000,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.38% due 7/1/31	3,000,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.25% due 2/15/35	6,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A,
	0.18% due 11/15/19	$5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.40% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.31% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.20% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.20% due 12/1/21	4,380,000
2,100,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.40% due 11/15/28	2,100,000
5,000,000	North Carolina State, General Obligation Unlimited, Common Schools, Series D, (SPA: Landesbank Baden-Wurttemberg),
	0.27% due 6/1/19	5,000,000
4,515,000	North Carolina State, General Obligation Unlimited, Refunding, Series F, (SPA: Landesbank Baden-Wurttemberg),
	0.36% due 6/1/19	4,515,000
1,000,000	North Carolina State, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank),
	0.50% due 6/1/19	1,000,000
	Ohio State University, General Receipts, Series B:
6,235,000	0.25% due 12/1/19	6,235,000
6,090,000	0.25% due 12/1/29	6,090,000
10,000,000	0.20% due 6/1/35	10,000,000
5,205,000	Ohio State, General Obligation Unlimited, Series C,
	0.40% due 6/15/26	5,205,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America),
	0.40% due 6/1/38	8,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: Westdeutsche Landesbank),
	0.38% due 3/1/32	$10,100,000
10,000,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.18% due 7/1/33	10,000,000
500,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.20% due 7/1/32	500,000
619,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.42% due 12/1/15	619,000
10,000,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust),
	0.47% due 10/1/31	10,000,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuerigen),
	0.45% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.45% due 11/1/31	6,675,000
9,745,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.44% due 3/1/29	9,745,000
4,895,000	University of Michigan, Revenue Bonds,
	0.33% due 4/1/32	4,895,000
5,720,000	University of Michigan, Revenue Bonds, Series B,
	0.17% due 4/1/28	5,720,000
4,100,000	University of North Carolina, Revenue Bonds, Series B,
	0.20% due 12/1/25	4,100,000
	University of Texas, University Revenue, Financing System, Series B :
8,500,000	0.28% due 8/1/16	8,500,000
3,500,000	0.17% due 8/1/33	3,500,000
6,500,000	0.28% due 8/1/39	6,500,000
4,000,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.20% due 8/15/13	4,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$6,200,000	Utah State, Board of Regents, Revenue Bonds, Refunding, University Hospital Project (LOC: Wells Fargo Bank),
	0.30% due 8/1/31	$6,200,000
1,800,000	Washington State, General Obligation Unlimited, Series VR 96A, (SPA: Landesbank Hessen-Thuerigen),
	0.30% due 6/1/20	1,800,000
12,600,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.45% due 6/1/48	12,600,000
4,030,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.40% due 12/1/23	4,030,000
1,220,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.47% due 11/1/25	1,220,000
5,945,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: Westdeutsche Landesbank),
	2.75% due 12/1/35	5,945,000
13,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (SPA: Westdeutsche Landesbank),
	2.75% due 12/1/32	13,000,000
5,500,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B,
	0.45% due 12/1/33	5,500,000

	Total Weekly Variable/Floating Rate Notes (Cost $517,897,936)	517,897,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $870,840,936)	870,840,936

FIXED RATE NOTES* — 4.3%
2,000,000	Columbus City School District, Ohio, Anticipation Notes, School Facilities Construction, General Obligation Unlimited,
	1.50% due 12/16/09	2,009,929
5,000,000	District of Columbia, Tax & Revenue Anticipation Notes, General Obligation Unlimited,
	2.50% due 9/30/09	5,029,091

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

FIXED RATE NOTES* — (Continued)
$2,000,000	Massachusetts State, Revenue Anticipation Notes, Series C,
	4.00% due 5/29/09	$2,002,724
5,000,000	New Jersey State, Tax & Revenue Anticipation Notes, Series A,
	3.00% due 6/25/09	5,010,674
4,200,000	Oregon, Tri-County Metropolitan Transportation District, Revenue Bond, Series 1, (LOC: U.S. Bank) Prerefunded, 6/1/09 @101,
	5.40% due 6/1/19	4,255,706
3,000,000	Pennsylvania State, General Obligation Unlimited, Prerefunded, 10/1/09 @ 101,
	5.75% due 10/1/15	3,096,789
5,000,000	Pennsylvania, State Turnpike Commission, Turnpike Revenue, Anticipation Notes,
	4.00% due 7/31/09	5,016,535
10,000,000	Texas State, Tax & Revenue Anticipation Notes,
	3.00% due 8/28/09	10,046,524
2,690,000	Wissahickon School District, Pennsylvania, General Obligation Unlimited,
	2.00% due 11/15/09	2,704,669

	TOTAL FIXED RATE NOTES (Cost $39,172,641)	39,172,641

TOTAL INVESTMENTS (Cost $910,013,577)[2]	99.8%	$910,013,577
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	1,375,232

NET ASSETS	100.0%	$911,388,809

*	Percentages indicated are based on net assets.
[1]	Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
[2]	Aggregate cost for federal tax purposes was $910,013,577.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

COUPON TYPE

On April 30, 2009, coupon type of the Portfolio was as follows:
	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	95.5%	$870,840,936
Fixed Rate Notes	4.3	39,172,641

TOTAL INVESTMENTS	99.8%	$910,013,577

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 6.6%
	Federal Home Loan Bank — 6.6%
$1,000,000	4.375% due 3/17/10	$1,031,257
2,500,000	5.00% due 9/18/09	2,544,355
10,000,000	4.25% due 11/20/09	10,205,250
7,000,000	3.375% due 2/27/13[1]	7,315,903

		21,096,765

	TOTAL AGENCY NOTES (Cost $20,450,649)	21,096,765

MORTGAGE-BACKED SECURITIES*,2 — 29.2%
	Federal Home Loan Mortgage Corporation — 8.4%
4,013	# G00807, 9.50% due 3/1/21	4,104
3,406,912	# G12342, 5.50% due 8/1/21	3,547,846
1,022,907	# J03604, 5.50% due 10/1/21	1,064,583
610,103	# J03649, 5.50% due 10/1/21	634,960
1,626,828	# G12442, 6.00% due 11/1/21	1,707,375
2,268,622	# J03536, 5.50% due 11/1/21	2,361,050
1,138,274	# G18163, 5.50% due 1/1/22	1,184,649
4,517,376	# G13396, 5.50% due 12/1/23	4,700,464
123,370	# D78677, 8.00% due 3/1/27	135,823
49,745	# D84894, 8.00% due 12/1/27	54,815
1,154,808	# C00742, 6.50% due 4/1/29	1,239,814
618,626	# A57845, 7.00% due 2/1/37	659,439
3,570,289	# A68937, 6.00% due 11/1/37	3,730,740
2,141,042	# A68332, 5.50% due 11/1/37	2,216,792
3,347,230	# A70446, 5.00% due 12/1/37	3,444,122

		26,686,576

	Federal National Mortgage Association — 12.9%
5,906	# 313815, 6.50% due 1/1/11	6,177
63,191	# 535729, 6.50% due 2/1/16	66,854
54,723	# 535962, 6.50% due 5/1/16	57,896
32,335	# 595134, 6.50% due 7/1/16	34,209
227,357	# 596498, 6.00% due 7/1/16	239,999
32,730	# 608777, 6.50% due 10/1/16	34,627
478,144	# 625990, 5.50% due 12/1/16	501,360
63,659	# 643340, 6.50% due 3/1/17	67,239
114,935	# 555016, 6.50% due 10/1/17	121,597
1,019,698	# 686230, 5.50% due 2/1/18	1,067,934
1,140,094	# 254685, 5.00% due 4/1/18	1,188,006
1,077,385	# 740449, 5.50% due 9/1/18	1,128,350
936,221	# 768557, 5.50% due 2/1/19	980,508
319,373	# 255159, 5.50% due 3/1/19	334,481
10,255	# 313796, 9.50% due 2/1/21	11,392

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MORTGAGE BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$7,592	# 125275, 7.00% due 3/1/24	$8,229
53,546	# 313795, 9.50% due 1/1/25	59,125
140,931	# 373328, 8.00% due 3/1/27	154,700
147,813	# 390895, 8.00% due 6/1/27	162,254
51,715	# 395715, 8.00% due 8/1/27	56,767
271,136	# 397602, 8.00% due 8/1/27	297,626
31,418	# 405845, 8.00% due 11/1/27	34,488
8,172	# 499335, 6.50% due 8/1/29	8,782
30,721	# 252806, 7.50% due 10/1/29	33,493
1,935	# 523497, 7.50% due 11/1/29	2,110
12,309	# 588945, 7.00% due 6/1/31	13,282
390,950	# 607862, 7.00% due 9/1/31	421,850
102,764	# 624571, 7.00% due 3/1/32	110,796
56,109	# 656872, 6.50% due 8/1/32	60,116
112,644	# 687575, 7.00% due 2/1/33	121,115
3,174,936	# 789856, 6.00% due 8/1/34	3,339,944
808,238	# 820811, 6.00% due 4/1/35	847,213
1,789,213	# 829202, 5.00% due 7/1/35	1,844,181
1,619,056	# 826586, 5.00% due 8/1/35	1,668,797
897,521	# 867021, 7.00% due 3/1/36	961,226
617,154	# 256216, 7.00% due 4/1/36	660,959
3,717,887	# 898412, 5.00% due 10/1/36	3,828,622
1,280,004	# 910894, 5.00% due 2/1/37	1,317,856
1,490,979	# 912456, 6.50% due 3/1/37	1,581,860
2,789,394	# 939512, 5.00% due 6/1/37	2,871,882
3,684,194	# 959877, 5.00% due 11/1/37	3,793,143
6,000,000	# 975593, 5.00% due 6/1/38	6,177,432
4,617,023	# 257573, 5.50% due 2/1/39	4,788,185

		41,066,662

	Government National Mortgage Association — 7.9%
39,507	# 460389, 7.00% due 5/15/28	42,375
26,752	# 464049, 7.00% due 7/15/28	28,695
48,147	# 476259, 7.00% due 8/15/28	51,644
26,355	# 496632, 7.00% due 12/15/28	28,268
111,414	# 539971, 7.00% due 1/15/31	119,755
34,347	# 485264, 7.50% due 2/15/31	37,066
22,053	# 556417, 7.00% due 6/15/31	23,704
52,784	# 559304, 7.00% due 9/15/31	56,736
100,659	# 570289, 7.00% due 1/15/32	107,476
250,105	# 574687, 6.00% due 4/15/34	262,371
1,788,605	# 652486, 5.50% due 4/15/36	1,860,670
3,660,229	# 651859, 5.00% due 6/15/36	3,796,403

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MORTGAGE BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)
$2,800,228	# 782150, 5.50% due 4/15/37	$2,914,167
3,264,664	# 608508, 6.00% due 8/15/37	3,412,524
679,154	# 662521, 6.00% due 8/15/37	709,913
2,875,362	# 677545, 6.00% due 11/15/37	3,005,590
3,352,184	# 676291, 6.00% due 12/15/37	3,504,007
847,737	# 678831, 5.00% due 1/15/38	878,878
4,236,512	# 685836, 5.50% due 4/15/38	4,405,882

		25,246,124

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $89,633,018)	92,999,362

COLLATERALIZED MORTGAGE OBLIGATIONS* — 0.1%
342,704	Credit-Based Asset Servicing and Securitization, Series 1999-CB1 - Class 1A,
	6.50% due 9/25/26	184,193
141,799	Washington Mutual Mortgage Securities Corp., Series 2003-MS9 - Class 1P (PO)
	0.00% due 4/25/33	108,933

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $453,613)	293,126

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 10.2%
5,000,000	Bank of America Corp.,
	2.10% due 4/30/12	5,031,765
8,000,000	Morgan Stanley,
	3.25% due 12/1/11	8,305,256
5,000,000	Morgan Stanley,
	2.25% due 3/13/12	5,026,835
14,000,000	PNC Funding Corp.,
	2.30% due 6/22/12[1]	14,045,836

		32,409,692

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $32,102,244)	32,409,692

CORPORATE NOTES* — 33.8%
5,000,000	Chevron Corp.,
	3.95% due 3/3/14	5,123,545
7,000,000	General Electric Capital Corp.,
	5.875% due 2/15/12	7,132,965
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15	7,817,766

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)
$9,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14	$9,896,868
7,000,000	IBM Corp.,
	4.75% due 11/29/12	7,435,141
2,000,000	IBM Corp.,
	8.375% due 11/1/19	2,473,556
10,000,000	Johnson & Johnson,
	5.55% due 8/15/17	10,883,970
10,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15[1]	9,102,541
8,000,000	PepsiCo, Inc.,
	5.00% due 6/1/18	8,227,880
3,000,000	PepsiCo, Inc.,
	7.90% due 11/1/18	3,620,619
7,000,000	Procter & Gamble Co. (The),
	4.85% due 12/15/15[1]	7,435,701
10,000,000	Shell International Finance BV,
	4.00% due 3/21/14	10,312,250
7,000,000	United Technologies Corp., 4.875% due 5/1/15[1]	7,213,983
6,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	6,361,194
4,000,000	Wal-Mart Stores, Inc., 5.80% due 2/15/18[1]	4,323,396

	TOTAL CORPORATE NOTES (Cost $104,400,989)	107,361,375

US TREASURY NOTES/BONDS* — 17.0%
2,600,000	U.S. Treasury Bond,
	8.75% due 5/15/20	3,817,125
6,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21[1]	8,370,000
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	9,063,590
1,800,000	U.S. Treasury Bond,
	5.00% due 5/15/37[1]	2,077,875
9,241,120	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.875% due 7/15/13	9,414,391
4,324,229	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18[1]	4,302,608
3,000,000	U.S. Treasury Note,
	2.875% due 6/30/10[1]	3,080,742
3,500,000	U.S. Treasury Note,
	4.50% due 11/30/11[1]	3,793,125

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)
$2,300,000	U.S. Treasury Note,
	2.75% due 2/28/13[1]	$2,396,851
7,000,000	U.S. Treasury Notes, 4.00% due 2/15/14[1]	7,648,046

	TOTAL US TREASURY NOTES/BONDS (Cost $51,577,758)	53,964,353

REPURCHASE AGREEMENTS* — 2.0%
6,300,000	With Merrill Lynch & Co., Inc., dated 4/30/09, 0.11%, principal and interest in the amount of $6,300,019, due 5/1/09, (collateralized by U.S. Treasury Bill with an aggregate par value of $6,435,000, coupon rate of 0.000%, due 10/29/09, market value of $6,426,377)	6,300,000
20,905	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $20,905, due 5/1/09, (collateralized by a U.S. Treasury Bill with a par value of $25,000, coupon rate of 0.000%, due 7/30/09, market value of $24,993)	20,905

	TOTAL REPURCHASE AGREEMENTS (Cost $6,320,905)	6,320,905

INVESTMENT OF SECURITY LENDING COLLATERAL* — 12.2%
38,746,196	State Street Navigator Securities Lending Prime Portfolio	38,746,196

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $38,746,196)	38,746,196

TOTAL INVESTMENTS (Cost $343,685,372)[4]	111.1%	$353,191,774
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.1)	(35,202,162)

NET ASSETS	100.0%	$317,989,612

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Represents current face amount at April 30, 2009.
[3]	Government Guaranteed Corporate Notes are issued through The FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $343,685,372.
Abbreviations:
PO — Principal Only
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2009, sector diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

SECTOR:
Corporate	33.8%	$107,361,375
US Treasury	17.0	53,964,353
Federal National Mortgage Association	12.9	41,066,662
Government Guaranteed Corporate	10.2	32,409,692
Federal Home Loan Mortgage Corporation	8.4	26,686,576
Government National Mortgage Association	7.9	25,246,124
Federal Home Loan Bank	6.6	21,096,765
Collateralized Mortgage Obligations	0.1	293,126

TOTAL	96.9%	$308,124,673
REPURCHASE AGREEMENTS	2.0	6,320,905
INVESTMENTS OF SECURITY LENDING COLLATERAL	12.2	38,746,196

TOTAL INVESTMENTS	111.1%	$353,191,774

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%
	Aerospace & Defense — 2.7%
34,555	Lockheed Martin Corp.	$2,713,604

	Beverages — 1.8%
37,000	PepsiCo, Inc.	1,841,120

	Biotechnology — 2.6%
57,350	Gilead Sciences, Inc.[1]	2,626,630

	Capital Markets — 2.1%
35,130	Franklin Resources, Inc.	2,124,662

	Commercial Banks — 0.9%
26,740	Bank of Hawaii Corp.	939,644

	Communications Equipment — 3.2%
165,000	Cisco Systems, Inc.[1]	3,187,800

	Computers & Peripherals — 6.9%
14,760	Apple, Inc.[1]	1,857,251
59,859	Hewlett-Packard Co.	2,153,727
27,500	International Business Machines Corp.	2,838,275

		6,849,253

	Diversified Consumer Services — 1.7%
16,920	ITT Educational Services, Inc.[1]	1,705,028

	Diversified Financial Services — 1.6%
48,190	JPMorgan Chase & Co.	1,590,270

	Electric Utilities — 1.5%
52,000	Edison International	1,482,520

	Electronic Equipment, Instruments & Components — 4.5%
75,240	Amphenol Corp. - Class A	2,546,122
85,800	Flir Systems, Inc.[1,2]	1,903,044

		4,449,166

	Energy Equipment & Services — 5.4%
64,000	Baker Hughes, Inc.	2,277,120

129,000	Patterson-UTI Energy, Inc.	1,639,590
52,215	Unit Corp.[1,2]	1,424,947

		5,341,657

	Food Products — 5.8%
43,230	Campbell Soup Co.	1,111,875
64,985	HJ Heinz Co.	2,236,784
56,900	Kellogg Co.	2,396,059

		5,744,718

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 4.3%
48,660	Baxter International, Inc.	$2,360,010
56,415	Varian Medical Systems, Inc.[1,2]	1,882,569

		4,242,579

	Health Care Providers & Services — 5.5%
50,435	Express Scripts, Inc.[1]	3,226,327
34,300	Laboratory Corp. of America Holdings[1,2]	2,200,345

		5,426,672

	Household Durables — 1.4%
2,820	NVR, Inc.[1,2]	1,425,143

	Household Products — 3.6%
28,850	Colgate-Palmolive Co.	1,702,150
31,900	Energizer Holdings, Inc.[1,2]	1,827,870

		3,530,020

	Industrial Conglomerates — 2.2%
135,000	McDermott International, Inc.[1]	2,178,900

	Insurance — 5.9%
50,780	ACE, Ltd.	2,352,130
62,833	Assurant, Inc.	1,535,638
47,030	Travelers Cos., Inc. (The)	1,934,814

		5,822,582

	IT Services — 2.1%
72,000	Accenture, Ltd. - Class A	2,118,960

	Life Sciences Tools & Services — 2.9%
64,300	Waters Corp.[1,2]	2,840,131

	Media — 3.0%
60,100	McGraw-Hill Cos. (The), Inc.	1,812,015
36,400	Omnicom Group, Inc.	1,145,508

		2,957,523

	Metals & Mining — 3.4%
37,150	BHP Billiton Ltd. ADR	1,788,401
39,608	Nucor Corp.	1,611,649

		3,400,050

	Multi-Utilities — 1.8%
58,910	Dominion Resources, Inc.	1,776,726

	Oil, Gas & Consumable Fuels — 7.6%
33,000	Apache Corp.	2,404,380
38,700	Chevron Corp.	2,558,070

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
39,140	Exxon Mobil Corp.	$2,609,464

		7,571,914

	Pharmaceuticals — 2.2%
42,500	Johnson & Johnson	2,225,300

	Professional Services — 3.2%
25,395	Dun & Bradstreet Corp.	2,067,153
45,400	Robert Half International, Inc.	1,090,508

		3,157,661

	Road & Rail — 1.4%
49,040	JB Hunt Transport Services, Inc.	1,379,005

	Semiconductors & Semiconductor Equipment — 1.2%
42,500	Lam Research Corp.[1,2]	1,184,900

	Software — 2.4%
122,570	Oracle Corp.	2,370,504

	Specialty Retail — 1.3%
22,770	Sherwin-Williams Co. (The)	1,289,693

	Textiles, Apparel & Luxury Goods — 2.0%
80,645	Coach, Inc.[1]	1,975,803

	Trading Companies & Distributors — 1.8%
21,100	WW Grainger, Inc.	1,769,868

	TOTAL COMMON STOCKS (Cost $109,573,653)	99,240,006

INVESTMENT OF SECURITY LENDING COLLATERAL* — 10.7%
10,626,124	State Street Navigator Securities Lending Prime Portfolio	10,626,124

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $10,626,124)	10,626,124

TOTAL INVESTMENTS (Cost $120,199,777)[3]	110.6	$109,866,130

LIABILITIES IN EXCESS OF OTHER ASSETS	(10.6)	(10,555,435)

NET ASSETS	100.0%	$99,310,695

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $121,079,442.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	7.6%	$7,571,914
Computers & Peripherals	6.9	6,849,253
Insurance	5.9	5,822,582
Food Products	5.8	5,744,718
Health Care Providers & Services	5.5	5,426,672
Energy Equipment & Services	5.4	5,341,657
Electronic Equipment, Instruments & Components	4.5	4,449,166
Health Care Equipment & Supplies	4.3	4,242,579
Household Products	3.6	3,530,020
Metals & Mining	3.4	3,400,050
Communications Equipment	3.2	3,187,800
Professional Services	3.2	3,157,661
Media	3.0	2,957,523
Life Sciences Tools & Services	2.9	2,840,131
Aerospace & Defense	2.7	2,713,604
Biotechnology	2.6	2,626,630
Software	2.4	2,370,504
Pharmaceuticals	2.2	2,225,300
Industrial Conglomerates	2.2	2,178,900
Capital Markets	2.1	2,124,662
IT Services	2.1	2,118,960
Textiles, Apparel & Luxury Goods	2.0	1,975,803
Beverages	1.8	1,841,120
Multi-Utilities	1.8	1,776,726
Trading Companies & Distributors	1.8	1,769,868
Diversified Consumer Services	1.7	1,705,028
Diversified Financial Services	1.6	1,590,270
Electric Utilities	1.5	1,482,520
Household Durables	1.4	1,425,143
Road & Rail	1.4	1,379,005
Specialty Retail	1.3	1,289,693
Semiconductors & Semiconductor Equipment	1.2	1,184,900
Commercial Banks	0.9	939,644

TOTAL COMMON STOCKS	99.9%	$99,240,006
INVESTMENTS OF SECURITY LENDING COLLATERAL	10.7	10,626,124

TOTAL INVESTMENTS	110.6%	$109,866,130

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.6%
	Aerospace & Defense — 2.4%
95,847	BE Aerospace, Inc.[1]	$1,034,189
60,080	LMI Aerospace, Inc.[1]	395,927
18,702	Teledyne Technologies, Inc.[1]	597,155

		2,027,271

	Airlines — 0.8%
130,213	Hawaiian Holdings, Inc.[1]	649,763

	Apparel Retailers — 1.5%
51,196	Hot Topic, Inc.[1,2]	626,639
159,084	Wet Seal, Inc. (The) - Class A1	606,110

		1,232,749

	Banking — 7.0%
42,079	Bancorpsouth, Inc.	978,337
32,728	Bank of Hawaii Corp.	1,150,062
20,806	City Holding Co.	613,569
94,094	Flushing Financial Corp.	866,606
59,261	Glacier Bancorp, Inc.	907,878
50,379	SVB Financial Group[1,2]	1,045,868
84,392	Wilshire Bancorp, Inc.	340,944

		5,903,264

	Basic Industry — 1.2%
22,560	Silgan Holdings, Inc.	1,048,814

	Beverages, Food & Tobacco — 1.1%
23,494	J & J Snack Foods Corp.	910,627

	Chemicals — 1.7%
55,638	Tupperware Brands Corp.	1,392,619

	Coal — 0.8%
34,482	Alpha Natural Resources, Inc.[1]	706,191

	Commercial Services — 4.3%
15,429	Capella Education Co.[1,2]	792,742
13,793	Huron Consulting Group, Inc.[1,2]	661,374
62,301	KBR, Inc.	973,142
22,793	Watson Wyatt & Co. Holdings	1,209,169

		3,636,427

	Communications — 7.7%
56,807	Acme Packet, Inc.[1,2]	437,982
104,146	ADC Telecommunications, Inc.[1,2]	766,514
105,666	Arris Group, Inc.[1]	1,127,456
24,312	Comtech Telecommunications Corp.[1]	813,723

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Communications — (Continued)
149,733	Harmonic, Inc.[1]	$1,097,543
34,949	InterDigital, Inc.[1]	919,858
97,601	Seachange International, Inc.[1]	611,958
52,833	Syniverse Holdings, Inc.[1]	665,696

		6,440,730

	Computer Software & Processing — 3.4%
37,404	CSG Systems International, Inc.[1]	542,358
57,859	Net 1 UEPS Technologies, Inc.[1]	954,674
135,823	Novell, Inc.[1]	510,694
41,845	Sykes Enterprises, Inc.[1]	822,673

		2,830,399

	Computers & Information — 1.6%
65,574	ENGlobal Corp.[1]	378,362
115,835	Jabil Circuit, Inc.	938,264

		1,316,626

	Containers & Packaging — 0.5%
46,754	Bway Holding Co.[1]	435,747

	Electrical Equipment — 1.8%
33,897	AZZ, Inc.[1,2]	1,048,434
26,650	EnerSys[1]	454,383

		1,502,817

	Electronics — 4.0%
24,196	Anixter International, Inc.[1]	962,517
147,161	GT Solar International, Inc.[1,2]	1,043,371
40,443	Oplink Communications, Inc.[1]	446,491
26,884	Synaptics, Inc.[1,2]	873,192

		3,325,571

	Entertainment & Leisure — 2.8%
36,586	DreamWorks Animation SKG, Inc. - Class A1	878,430
45,118	WMS Industries, Inc.[1]	1,448,739

		2,327,169

	Financial Services — 4.7%
98,419	BioMed Realty Trust, Inc., REIT	1,122,961
169,837	Brandywine Realty Trust, REIT	1,051,291
100,873	SL Green Realty Corp.	1,781,417

		3,955,669

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care — 1.0%
22,910	Emergency Medical Services[1]	$798,184

	Health Care Providers — 8.0%
37,287	Amedisys, Inc.[1,2]	1,250,606
13,442	Genoptix, Inc.[1]	390,893
29,923	Mednax, Inc.[1]	1,074,236
30,274	MWI Veterinary Supply, Inc.[1]	940,916
71,185	Psychiatric Solutions, Inc.[1]	1,380,277
85,912	Sun Healthcare Group, Inc.[1]	727,675
36,351	VCA Antech, Inc.[1,2]	909,502

		6,674,105

	Heavy Machinery — 3.7%
24,429	SPX Corp.	1,127,887
56,924	Titan Machinery, Inc.[1,2]	576,640
69,781	Woodward Governor Co.	1,392,829

		3,097,356

	Home Construction, Furnishings & Appliances — 0.6%
26,884	Fossil, Inc.[1,2]	541,981

	Household Products — 1.1%
38,456	Intrepid Potash, Inc.[1,2]	949,479

	Industrial — 3.4%
38,456	Crane Co.	887,949
25,248	Gardner Denver, Inc.[1]	672,102
29,923	Middleby Corp. (The)[1]	1,309,730

		2,869,781

	Industrial - Diversified — 0.6%
51,781	Daktronics, Inc.	468,100

	Insurance — 3.3%
27,469	IPC Holdings, Ltd.	715,293
40,910	Platinum Underwriters Holdings, Ltd.	1,176,981
20,689	ProAssurance Corp.[1]	909,074

		2,801,348

	Medical Supplies — 1.1%
25,248	ICU Medical, Inc.[1]	949,325

	Metals — 0.7%
30,390	Carpenter Technology Corp.	628,161

	Metals & Mining — 0.8%
41,612	Belden, Inc.	670,785

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil & Gas — 5.7%
48,975	Atmos Energy Corp.	$1,210,172
76,912	Complete Production Services, Inc.[1]	513,772
114,199	Mariner Energy, Inc.[1]	1,299,585
63,587	Swift Energy Co.[1]	688,012
47,924	Vectren Corp.	1,062,475

		4,774,016

	Pharmaceuticals — 2.2%
60,314	Cubist Pharmaceuticals, Inc.[1]	1,001,213
26,183	OSI Pharmaceuticals, Inc.[1,2]	878,963

		1,880,176

	Real Estate Investment Trusts — 1.4%
51,079	Entertainment Properties Trust	1,180,436

	Restaurants — 2.9%
56,807	Jack In The Box, Inc.[1]	1,396,884
42,547	Red Robin Gourmet Burgers, Inc.[1,2]	1,044,529

		2,441,413

	Retailers — 1.3%
35,417	Marvel Entertainment, Inc.[1]	1,056,843

	Technology — 5.5%
63,470	Avocent Corp.[1,2]	916,507
50,846	Commscope, Inc.[1,2]	1,276,234
30,390	Digital River, Inc.[1,2]	1,167,584
58,209	MICROS Systems, Inc.[1,2]	1,221,225

		4,581,550

	Telecommunications — 3.6%
29,338	Atlantic Tele-Network, Inc.	647,783
95,847	Harris Stratex Networks, Inc. - Class A1	385,305
42,781	j2 Global Communications, Inc.[1]	1,026,316
100,406	TeleCommunication Systems, Inc. - Class A1	984,983

		3,044,387

	Textiles, Clothing & Fabrics — 2.2%
11,221	Deckers Outdoor Corp.[1,2]	634,211
22,560	Phillips-Van Heusen Corp.	654,917
35,066	True Religion Apparel, Inc.[1,2]	552,640

		1,841,768

	Transportation — 1.2%
19,871	Gulfmark Offshore, Inc.[1]	534,132

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Transportation — (Continued)
21,039	Hornbeck Offshore Services, Inc.[1]	$488,736

		1,022,868

	TOTAL COMMON STOCKS (Cost $89,952,907)	81,914,515

REPURCHASE AGREEMENT* — 3.2%
$2,679,263	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $2,679,264, due 5/1/09, (collateralized by a U.S. Treasury Bill with a par value of $2,735,000, coupon rate of 0.000%, due 7/30/09, market value of $2,734,180)	2,679,263

	TOTAL REPURCHASE AGREEMENT (Cost $2,679,263)	2,679,263

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 17.1%
14,314,046	State Street Navigator Securities Lending Prime Portfolio	14,314,046

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $14,314,046)	14,314,046

TOTAL INVESTMENTS (Cost $106,946,216)[3]	117.9%	$98,907,824
LIABILITIES IN EXCESS OF OTHER ASSETS	(17.9)	(15,035,514)

NET ASSETS	100.0%	$83,872,310

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $108,415,506.
Abbreviations:
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Health Care Providers	8.0%	$6,674,105
Communications	7.7	6,440,730
Banking	7.0	5,903,264
Oil & Gas	5.7	4,774,016
Technology	5.5	4,581,550
Financial Services	4.7	3,955,669
Commercial Services	4.3	3,636,427
Electronics	4.0	3,325,571
Heavy Machinery	3.7	3,097,356
Telecommunications	3.6	3,044,387
Industrial	3.4	2,869,781
Computer Software & Processing	3.4	2,830,399
Insurance	3.3	2,801,348
Restaurants	2.9	2,441,413
Entertainment & Leisure	2.8	2,327,169
Aerospace & Defense	2.4	2,027,271
Pharmaceuticals	2.2	1,880,176
Textiles, Clothing & Fabrics	2.2	1,841,768
Electrical Equipment	1.8	1,502,817
Chemicals	1.7	1,392,619
Computers & Information	1.6	1,316,626
Apparel Retailers	1.5	1,232,749
Real Estate Investment Trusts	1.4	1,180,436
Retailers	1.3	1,056,843
Basic Industry	1.2	1,048,814
Transportation	1.2	1,022,868
Household Products	1.1	949,479
Medical Supplies	1.1	949,325
Beverages, Food & Tobacco	1.1	910,627
Health Care	1.0	798,184
Coal	0.8	706,191
Metals & Mining	0.8	670,785
Airlines	0.8	649,763
Metals	0.7	628,161
Home Construction, Furnishings & Appliances	0.6	541,981
Industrial - Diversified	0.6	468,100
Containers & Packaging	0.5	435,747

TOTAL COMMON STOCKS	97.6%	$81,914,515

REPURCHASE AGREEMENTS	3.2	2,679,263

INVESTMENTS OF SECURITY LENDING COLLATERAL	17.1	14,314,046

TOTAL INVESTMENTS	117.9%	$98,907,824

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.4%
	Advertising — 1.1%
9,605	Omnicom Group, Inc.	$302,269

	Aerospace & Defense — 3.7%
5,230	General Dynamics Corp.	270,234
7,470	Northrop Grumman Corp.[1]	361,174
9,060	Raytheon Co.	409,784

		1,041,192

	Banking — 6.9%
22,555	Capital One Financial Corp.	377,571
10,515	Comerica, Inc.	220,605
8,635	Cullen/Frost Bankers, Inc.	406,622
5,270	M&T Bank Corp.	276,411
35,055	New York Community Bancorp, Inc.	396,472
63,025	Regions Financial Corp.	282,982

		1,960,663

	Beverages, Food & Tobacco — 7.8%
33,390	Altria Group, Inc.	545,259
13,625	Archer-Daniels-Midland Co.	335,447
9,630	General Mills, Inc.	488,145
15,145	HJ Heinz Co.	521,291
8,145	Reynolds American, Inc.	309,347

		2,199,489

	Chemicals — 1.5%
8,870	FMC Corp.	432,235

	Computer Software & Processing — 2.4%
11,180	BMC Software, Inc.[1,2]	387,611
16,825	CA, Inc.	290,231

		677,842

	Computers & Information — 1.3%
3,420	International Business Machines Corp.	352,978

	Consumer Services — 2.1%
10,060	Accenture, Ltd. - Class A	296,066
14,050	Disney (Walt) Co.	307,695

		603,761

	Cosmetics & Personal Care — 3.0%
17,390	Procter & Gamble Co. (The)	859,762

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electric Utilities — 7.3%
13,990	DTE Energy Co.	$413,684
19,227	Edison International	548,162
18,605	NRG Energy, Inc.[2]	334,518
10,960	PG&E Corp.	406,835
7,725	Sempra Energy	355,505

		2,058,704

	Electrical Equipment — 1.2%
10,380	Cooper Industries, Ltd. - Class A	340,360

	Financial Services — 9.1%
18,895	Ameriprise Financial, Inc.	497,883
1,795	CME Group, Inc.	397,323
4,270	Franklin Resources, Inc.	258,250
30,090	Invesco, Ltd.	442,925
29,660	Nasdaq Stock Market, Inc. (The)[2]	570,362
17,205	NYSE Euronext	398,640

		2,565,383

	Food Retailers — 1.2%
15,170	Kroger Co. (The)	327,975

	Heavy Machinery — 3.8%
14,550	National Oilwell Varco, Inc.[1,2]	440,574
19,395	Varian Medical Systems, Inc.[1,2]	647,211

		1,087,785

	Insurance — 6.7%
12,351	Torchmark Corp.	362,255
10,750	Travelers Cos., Inc. (The)	442,255
26,280	UnitedHealth Group, Inc.	618,105
28,020	Unum Group	457,847

		1,880,462

	Media - Broadcasting & Publishing — 0.9%
16,850	Comcast Corp. - Class A	260,501

	Medical Supplies — 2.1%

18,175	Medtronic, Inc.	581,600

	Oil & Gas — 11.9%
17,410	Chevron Corp.	1,150,801
14,155	Marathon Oil Corp.	420,403
6,100	Murphy Oil Corp.	291,031
19,470	Noble Corp.	532,115

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Oil & Gas — (Continued)
7,520	Transocean, Ltd.[1,2]	$507,450
23,745	Valero Energy Corp.	471,101

		3,372,901

	Pharmaceuticals — 9.2%
12,520	Amgen, Inc.[2]	606,845
18,375	Johnson & Johnson	962,115
13,755	McKesson Corp.	508,935
21,975	Merck & Co., Inc.	532,674

		2,610,569

	Retail Trade — 1.4%
9,865	Target Corp.	407,030

	Retailers — 2.0%
17,545	CVS Caremark Corp.	557,580

	Telecommunications — 8.3%
33,875	AT&T, Inc.	867,877
28,412	CenturyTel, Inc.	771,386
24,810	Telephone & Data Systems, Inc.	711,303

		2,350,566

	Textiles, Clothing & Fabrics — 1.3%
7,055	Polo Ralph Lauren Corp. - Class A	379,841

	Transportation — 1.2%
11,295	CSX Corp.	334,220

	TOTAL COMMON STOCKS (Cost $29,907,179)	27,545,668

REPURCHASE AGREEMENT* — 2.4%
$677,885	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $677,885 due 5/1/09 (collateralized by a U.S. Treasury Bill with a par value of $695,000 with a coupon rate of 0.000%, due 7/30/09, market value of $694,792)	677,885

	TOTAL REPURCHASE AGREEMENT (Cost $677,885)	677,885

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 7.7%
$2,187,658	State Street Navigator Securities Lending Prime Portfolio	$2,187,658
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,187,658)	2,187,658

TOTAL INVESTMENTS (Cost $32,772,722)[3]	107.5%	$30,411,211
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.5)	(2,127,675)

NET ASSETS	100.0%	$28,283,536

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $32,997,050.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Oil & Gas	11.9%	$3,372,901
Pharmaceuticals	9.2	2,610,569
Financial Services	9.1	2,565,383
Telecommunications	8.3	2,350,566
Beverages, Food & Tobacco	7.8	2,199,489
Electric Utilities	7.3	2,058,704
Banking	6.9	1,960,663
Insurance	6.7	1,880,462
Heavy Machinery	3.8	1,087,785
Aerospace & Defense	3.7	1,041,192
Cosmetics & Personal Care	3.0	859,762
Computer Software & Processing	2.4	677,842
Consumer Services	2.1	603,761
Medical Supplies	2.1	581,600
Retailers	2.0	557,580
Chemicals	1.5	432,235
Retail Trade	1.4	407,030
Textiles, Clothing & Fabrics	1.3	379,841
Computers & Information	1.3	352,978
Electrical Equipment	1.2	340,360
Transportation	1.2	334,220
Food Retailers	1.2	327,975
Advertising	1.1	302,269
Media - Broadcasting & Publishing	0.9	260,501

TOTAL COMMON STOCKS	97.4%	$27,545,668
REPURCHASE AGREEMENTS	2.4	677,885
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.7	2,187,658

TOTAL INVESTMENTS	107.5%	$30,411,211

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%
	United Kingdom — 21.5%
1,082,700	Aviva PLC	$5,053,336
789,797	BAE Systems PLC	4,185,741
153,347	BHP Billiton PLC	3,230,397
818,043	BP Amoco PLC	5,839,076
386,014	Burberry Group PLC[1]	2,318,461
149,701	Carnival PLC	4,152,376
260,831	GlaxoSmithKline PLC	4,047,672
772,000	Marks & Spencer Group PLC	3,868,720
702,497	National Express Group PLC	2,728,000
506,978	Petrofac, Ltd.	4,308,735
1,004,202	Prudential PLC	5,841,985
545,534	Rexam PLC	2,554,266
86,081	Rio Tinto PLC	3,532,518
71,041,456	Rolls Royce Group PLC - Entitlement Shares[2]	105,095
827,989	Rolls-Royce Group PLC[3]	4,140,110
180,770	Signet Jewelers, Ltd.	2,868,820
321,962	Travis Perkins PLC[1]	3,355,493
3,158,353	Vodafone Group PLC	5,826,366

		67,957,167

	Japan — 15.9%
112,300	Astellas Pharma, Inc.	3,655,273
478	Central Japan Railway Co.	2,825,735
118,400	Daito Trust Construction Co., Ltd.	4,910,322
469	INPEX Corp.[1]	2,962,756
1,326	Japan Tobacco, Inc.	3,321,051
707	KDDI Corp.	3,168,668
225,904	Kuraray Co., Ltd.	1,933,309
142,000	Mitsubishi Corp.	2,174,204
696,000	Mitsubishi Gas Chemical Co., Inc.[1]	3,225,228
15,361	Nintendo Co, Ltd.	4,098,032
114,500	Nippon Telegraph and Telephone Corp.	4,272,561
47,000	Shimamura Co, Ltd.[1]	3,250,254
89,900	Shin-Etsu Chemical Co., Ltd.	4,339,120
73,900	Takeda Pharmaceutical Co., Ltd.	2,622,693
115,000	Trend Micro, Inc.[1]	3,480,785

		50,239,991

	France — 11.2%
327,679	AXA[1,3]	5,525,620
31,518	BNP Paribas[1]	1,678,483
59,599	Casino Guichard Perrachon[1]	3,751,152
148,195	Compagnie de Saint-Gobain[1]	5,377,405
85,075	LaFarge SA1	4,864,960
19,800	LaFarge SA, Rights	1,060,993
78,315	Sanofi-Aventis[1]	4,535,384
110,533	Total SA1	5,607,809
114,000	Vivendi	3,087,559

		35,489,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Germany — 10.6%
59,921	Allianz AG	$5,529,088
170,029	BASF AG1,3	6,427,259
54,953	Deutsche Bank AG1	2,955,592
295,490	Deutsche Lufthansa AG1	3,778,654
113,733	Hannover Rueckversicherung AG1	3,697,296
111,083	Metro AG1	4,732,559
60,503	RWE AG1	4,370,011
189,947	United Internet AG1	1,995,471

		33,485,930

	Spain — 5.0%
730,660	Banco Santander SA1	7,028,170
1,542,200	Mapfre SA	4,427,851
232,920	Telefonica SA	4,440,821

		15,896,842

	Switzerland — 4.2%
155,234	Novartis AG	5,902,796
39,021	Zurich Financial Services AG	7,323,168

		13,225,964

	Italy — 3.7%
248,861	ENI SPA	5,416,457
175,858	Fiat SPA	1,078,461
943,132	Mediaset SPA[1]	5,337,710

		11,832,628

	Hong Kong — 3.7%
4,396,000	China Petroleum & Chemical Corp.[1]	3,448,711
3,446,000	China Unicom Hong Kong, Ltd.[1]	3,975,102
741,700	Hutchison Whampoa, Ltd.	4,402,320

		11,826,133

	Denmark — 3.0%
113,868	Carlsberg AS1	5,541,809
214,900	H. Lundbeck AS1	3,912,548

		9,454,357

	Brazil — 2.9%
79,384	Brasil Telecom Participacoes SA, Sponsored ADR	3,092,801
195,415	Cia Paranaense de Energia, Sponsored ADR	2,450,504
112,540	Petroleo Brasileiro SA, Sponsored ADR	3,777,968

		9,321,273

	Norway — 2.3%
211,523	StatoilHydro ASA	4,020,878
531,700	Telenor ASA	3,336,665

		7,357,543

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Netherlands — 2.3%
366,489	Reed Elsevier N.V.[1]	$4,052,806
33,000	SBM Offshore N.V.	537,046
140,689	TNT N.V., ADR	2,576,016

		7,165,868

	Greece — 2.1%
341,518	Public Power Corp.	6,628,820

	Australia — 2.1%
114,900	Macquarie Group, Ltd.	2,795,700
254,769	National Australia Bank, Ltd.	3,819,714

		6,615,414

	Ireland — 1.6%
189,291	CRH PLC	4,938,891

	Canada — 1.3%
321,391	Talisman Energy, Inc.	4,026,477

	Singapore — 1.2%
2,015,000	SembCorp Industries, Ltd.	3,715,603

	China — 1.0%
8,699,000	Bank of China, Ltd.	3,255,089

	Belgium — 0.9%
96,372	Anheuser-Busch InBev N.V.	2,972,890

	Sweden — 0.8%
207,300	Assa Abloy AB - Class B1	2,467,443

	Austria — 0.5%
55,722	OMV AG	1,749,512

	TOTAL COMMON STOCKS (Cost $326,309,251)	309,623,200

REPURCHASE AGREEMENT* — 1.9%
$6,132,093	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $6,132,095, due 5/1/09 (collateralized by a United States Treasury Bill with a par value of $6,260,000, with a coupon rate of 0.000%, due 7/30/09, market value of $6,258,122)	6,132,093

	TOTAL REPURCHASE AGREEMENT (Cost $6,132,093)	6,132,093

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 23.5%
$74,240,389	State Street Navigator Securities Lending Prime Portfolio	$74,240,389

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $74,240,389)	74,240,389

TOTAL INVESTMENTS (Cost $406,681,733)[4]	123.2%	$389,995,682

LIABILITIES IN EXCESS OF OTHER ASSETS	(23.2)	(73,543,873)

NET ASSETS	100.0%	$316,451,809

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Security is fair valued.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $412,697,841.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	11.8%	$37,398,344
Oil, Gas & Consumable Fuels	11.7	36,849,644
Pharmaceuticals	7.8	24,676,366
Diversified Telecommunication Services	6.0	19,117,950
Chemicals	5.0	15,924,916
Commercial Banks	5.0	15,781,456
Media	3.9	12,478,075
Construction Materials	3.4	10,864,844
Electric Utilities	2.9	9,079,324
Wireless Telecommunication Services	2.8	8,995,034
Beverages	2.7	8,514,699
Food & Staples Retailing	2.7	8,483,711
Aerospace & Defense	2.7	8,430,946
Industrial Conglomerates	2.6	8,117,923
Building Products	2.5	7,844,848
Software	2.4	7,578,817
Metals & Mining	2.1	6,762,915
Specialty Retail	1.9	6,119,074
Capital Markets	1.8	5,751,292
Road & Rail	1.8	5,553,735
Trading Companies & Distributors	1.8	5,529,697
Real Estate Management & Development	1.6	4,910,322
Energy Equipment & Services	1.5	4,845,781
Multi-Utilities	1.4	4,370,011
Hotels, Restaurants & Leisure	1.3	4,152,376
Multi-line Retail	1.2	3,868,720
Airlines	1.2	3,778,654
Tobacco	1.1	3,321,051
Air Freight & Logistics	0.8	2,576,016
Containers & Packaging	0.8	2,554,266
Textiles, Apparel & Luxury Goods	0.7	2,318,461
Internet Software & Services	0.6	1,995,471
Automobiles	0.3	1,078,461

TOTAL COMMON STOCKS	97.8%	$309,623,200
REPURCHASE AGREEMENTS	1.9	6,132,093
INVESTMENTS OF SECURITY LENDING COLLATERAL	23.5	74,240,389

TOTAL INVESTMENTS	123.2%	$389,995,682

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.5%
	United Kingdom — 22.7%
371,086	Aviva PLC	$1,731,987
265,996	BAE Systems PLC	1,409,717
53,180	BHP Billiton PLC	1,120,286
261,016	BP Amoco PLC	1,863,095
129,940	Burberry Group PLC[1]	780,440
50,058	Carnival PLC[1]	1,388,499
78,205	GlaxoSmithKline PLC	1,213,614
260,570	Marks & Spencer Group PLC	1,305,793
236,932	National Express Group PLC	920,076
171,098	Petrofac, Ltd.	1,454,138
321,868	Prudential PLC	1,872,480
211,991	Rexam PLC	992,571
45,731	Rio Tinto PLC	1,876,670
21,422,887	Rolls Royce Group PLC - Entitlement Shares[2]	31,692
249,684	Rolls-Royce Group PLC[3]	1,248,470
69,321	Signet Jewelers, Ltd.	1,100,124
109,141	Travis Perkins PLC[1]	1,137,469
1,079,990	Vodafone Group PLC	1,992,310

		23,439,431

	Japan — 16.2%
37,300	Astellas Pharma, Inc.	1,214,084
165	Central Japan Railway Co.	975,411
41,200	Daito Trust Construction Co., Ltd.	1,708,659
162	INPEX Corp.[1]	1,023,383
447	Japan Tobacco, Inc.	1,119,540
275	KDDI Corp.	1,232,509
77,000	Kuraray Co., Ltd.	658,974
48,300	Mitsubishi Corp.	739,535
239,000	Mitsubishi Gas Chemical Co., Inc.	1,107,514
3,966	Nintendo Co, Ltd.	1,058,056
33,200	Nippon Telegraph and Telephone Corp.	1,238,856
16,500	Shimamura Co, Ltd.[1]	1,141,046
29,300	Shin-Etsu Chemical Co., Ltd.	1,414,196
24,900	Takeda Pharmaceutical Co., Ltd.	883,695
38,300	Trend Micro, Inc.[1]	1,159,253

		16,674,711

	France — 10.8%
55,849	AXA[1,3]	941,776
10,731	BNP Paribas	571,477
18,787	Casino Guichard Perrachon	1,182,451
56,357	Compagnie de Saint-Gobain	2,044,970
28,928	LaFarge SA1	1,654,229
6,390	LaFarge SA, Rights	342,412

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)
25,861	Sanofi-Aventis[1]	$1,497,664
36,599	Total SA1	1,856,823
38,640	Vivendi	1,046,520

		11,138,322

	Germany — 9.1%
18,136	Allianz AG	1,673,463
21,676	BASF AG1,3	819,374
18,299	Deutsche Bank AG1	984,193
92,332	Deutsche Lufthansa AG1	1,180,719
39,434	Hannover Rueckversicherung AG1	1,281,942
36,988	Metro AG1	1,575,830
19,649	RWE AG1	1,419,208
40,340	United Internet AG1	423,788

		9,358,517

	Spain — 4.6%
201,378	Banco Santander SA1	1,937,042
528,041	Mapfre SA	1,516,072
66,782	Telefonica SA	1,273,257

		4,726,371

	Hong Kong — 4.0%
2,237,854	China Petroleum & Chemical Corp.	1,755,621
1,196,460	China Unicom Hong Kong, Ltd.	1,380,166
163,030	Hutchison Whampoa, Ltd.	967,656

		4,103,443

	Switzerland — 3.7%
52,346	Novartis AG	1,990,464
9,626	Zurich Financial Services AG	1,806,536

		3,797,000

	Italy — 3.4%
79,845	ENI SPA	1,737,826
58,339	Fiat SPA	357,768
258,231	Mediaset SPA[1]	1,461,473

		3,557,067

	Brazil — 3.3%
32,808	Brasil Telecom Participacoes SA, Sponsored ADR	1,278,200
62,610	Cia Paranaense de Energia, Sponsored ADR	785,129
39,075	Petroleo Brasileiro SA, Sponsored ADR	1,311,748

		3,375,077

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Denmark — 3.1%
39,264	Carlsberg AS1	$1,910,929
71,346	H. Lundbeck AS1	1,298,951

		3,209,880

	Norway — 2.7%
74,578	StatoilHydro ASA	1,417,666
222,387	Telenor ASA	1,395,582

		2,813,248

	Australia — 2.7%
62,333	Macquarie Group, Ltd.[1]	1,516,661
84,574	National Australia Bank, Ltd.	1,268,005

		2,784,666

	Netherlands — 2.5%
125,341	Reed Elsevier N.V.[1]	1,386,079
11,000	SBM Offshore N.V.	179,015
55,625	TNT N.V.	1,034,780

		2,599,874

	Greece — 2.0%
108,327	Public Power Corp.	2,102,613

	Canada — 1.9%
152,812	Talisman Energy, Inc.	1,914,472

	Singapore — 1.4%
807,990	SembCorp Industries, Ltd.	1,489,911

	China — 1.2%
3,454,430	Bank of China, Ltd.	1,292,617

	Ireland — 1.0%
39,980	CRH PLC	1,043,139

	Sweden — 0.8%
70,330	Assa Abloy AB - Class B1	837,121

	Belgium — 0.8%
25,776	Anheuser-Busch InBev N.V.[1]	795,140

	Austria — 0.6%
18,447	OMV AG	579,183

	TOTAL COMMON STOCKS (Cost $117,517,548)	101,631,803

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.8%
$1,910,770	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $1,910,771, due 5/1/09 (collateralized by a U.S. Treasury Bill with a par value of $1,950,000, coupon rate of 0.000%, due 7/30/09, market value of $1,949,415)	$1,910,770

	TOTAL REPURCHASE AGREEMENT (Cost $1,910,770)	1,910,770

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 20.7%
21,310,586	State Street Navigator Securities Lending Prime Portfolio	21,310,586
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $21,310,586)	21,310,586

TOTAL INVESTMENTS (Cost $140,738,904)[4]	121.0%	$124,853,159
LIABILITIES IN EXCESS OF OTHER ASSETS	(21.0)	(21,663,772)

NET ASSETS	100.0%	$103,189,387

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Security is fair valued.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $144,410,626.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	13.0	$13,459,817
Insurance	10.5	10,824,256
Pharmaceuticals	7.8	8,098,472
Diversified Telecommunication Services	6.4	6,566,061
Commercial Banks	4.9	5,069,141
Chemicals	3.9	4,000,058
Media	3.8	3,894,072
Wireless Telecommunication Services	3.1	3,224,819
Construction Materials	2.9	3,039,780
Metals & Mining	2.9	2,996,956
Electric Utilities	2.8	2,887,742
Building Products	2.8	2,882,091
Food & Staples Retailing	2.7	2,758,281
Beverages	2.6	2,706,069
Aerospace & Defense	2.6	2,689,879
Capital Markets	2.4	2,500,854
Industrial Conglomerates	2.4	2,457,567
Specialty Retail	2.2	2,241,170
Software	2.1	2,217,309
Road & Rail	1.8	1,895,487
Trading Companies & Distributors	1.8	1,877,004
Real Estate Management & Development	1.7	1,708,659
Energy Equipment & Services	1.6	1,633,153
Multi-Utilities	1.4	1,419,208
Hotels, Restaurants & Leisure	1.3	1,388,499
Multi-line Retail	1.3	1,305,793
Airlines	1.1	1,180,719
Tobacco	1.1	1,119,540
Air Freight & Logistics	1.0	1,034,780
Containers & Packaging	1.0	992,571
Textiles, Apparel & Luxury Goods	0.8	780,440
Internet Software & Services	0.4	423,788
Automobiles	0.3	357,768

TOTAL COMMON STOCKS	98.4%	$101,631,803
REPURCHASE AGREEMENTS	1.9	1,910,770
INVESTMENTS OF SECURITY LENDING COLLATERAL	20.7	21,310,586

TOTAL INVESTMENTS	121.0%	$124,853,159

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Aerospace & Defense — 3.5%
3,411	American Science & Engineering, Inc.	$205,548
11,280	Orbital Sciences Corp.[1,2]	174,389
5,520	Teledyne Technologies, Inc.[1,2]	176,253
3,606	Triumph Group, Inc.	149,036

		705,226

	Air Freight & Logistics — 0.8%
6,962	HUB Group, Inc. - Class A1	160,126

	Auto Components — 0.4%
4,850	Fuel Systems Solutions, Inc.[1,2]	74,060

	Biotechnology — 7.3%
20,769	Celera Corp.[1,2]	168,021
10,512	Cubist Pharmaceuticals, Inc.[1]	174,499
8,141	Martek Biosciences Corp.	148,329
4,207	Myriad Genetics, Inc.[1]	163,190
7,565	Onyx Pharmaceuticals, Inc.[1,2]	195,933
5,945	OSI Pharmaceuticals, Inc.[1,2]	199,574
21,090	PDL BioPharma, Inc.[2]	150,793
21,483	Progenics Pharmaceuticals, Inc.[1,2]	117,727
12,149	Regeneron Pharmaceuticals, Inc.[1,2]	161,096

		1,479,162

	Chemicals — 0.9%
12,237	Innophos Holdings, Inc.	181,475

	Commercial Services & Supplies — 4.1%
6,056	Consolidated Graphics, Inc.[1]	117,608
19,350	Deluxe Corp.	280,575
16,162	Herman Miller, Inc.	240,329
9,420	Sykes Enterprises, Inc.[1]	185,197

		823,709

	Communications Equipment — 2.2%
9,435	Adtran, Inc.	199,550
12,847	Polycom, Inc.[1,2]	239,468

		439,018

	Computers & Peripherals — 2.6%
22,973	Intermec, Inc.[1,2]	277,514
7,826	Synaptics, Inc.[1,2]	254,188

		531,702

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Construction & Engineering — 1.9%
8,412	EMCOR Group, Inc.[1]	$174,885
11,853	Perini Corp.[1,2]	205,057

		379,942

	Consumer Finance — 1.9%
15,207	Ezcorp, Inc. - Class A1	188,415
11,769	First Cash Financial Services, Inc.[1]	193,482

		381,897

	Containers & Packaging — 1.6%
6,457	Rock-Tenn Co. - Class A	243,816
1,850	Silgan Holdings, Inc.	86,007

		329,823

	Diversified Financial Services — 0.7%
8,988	Interactive Brokers Group, Inc.[1,2]	132,573

	Diversified Telecommunication Services — 1.5%
11,824	Cogent Communications Group, Inc.[1]	99,794
19,735	Premiere Global Services, Inc.[1,2]	208,007

		307,801

	Electrical Equipment — 4.4%
9,473	AZZ, Inc.[1,2]	293,000
27,267	GrafTech International, Ltd.[1]	239,677
17,550	Woodward Governor Co.	350,298

		882,975

	Electronic Equipment, Instruments & Components — 1.2%
21,213	Cogent, Inc.[1,2]	240,555

	Energy Equipment & Services — 4.4%
4,782	CARBO Ceramics, Inc.	146,855
10,057	Dril-Quip, Inc.[1,2]	345,760
16,480	Matrix Service Co.[1,2]	157,878
10,826	RPC, Inc.	115,838
11,462	Willbros Group, Inc.[1]	131,355

		897,686

	Food Products — 2.3%
8,312	Flowers Foods, Inc.	192,007
3,747	Green Mountain Coffee Roasters, Inc.[1,2]	270,946

		462,953

	Health Care Equipment & Supplies — 5.8%
22,420	Align Technology, Inc.[1,2]	278,232
7,779	Immucor, Inc.[1,2]	126,720
22,486	Quidel Corp.[1,2]	261,737

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
7,444	Somanetics Corp.[1]	$120,667
9,139	STERIS Corp.	220,250
10,218	Zoll Medical Corp.[1,2]	164,306

		1,171,912

	Health Care Providers & Services — 4.2%
9,067	Catalyst Health Solutions, Inc.[1]	204,461
4,803	Chemed Corp.	203,311
10,685	Healthways, Inc.[1]	111,445
6,058	HMS Holdings Corp.[1]	181,619
9,699	PSS World Medical, Inc.[1,2]	140,829

		841,665

	Health Care Technology — 1.4%
8,965	Allscripts-Misys Healthcare Solutions, Inc.	111,345
19,012	Omnicell, Inc.[1,2]	167,306

		278,651

	Hotels, Restaurants & Leisure — 7.3%
7,507	Bally Technologies, Inc.[1,2]	196,533
8,659	CEC Entertainment, Inc.[1]	263,753
5,209	Cracker Barrel Old Country Store, Inc.	169,866
7,586	Papa John’s International, Inc.[1,2]	201,332
10,192	PF Chang’s China Bistro, Inc.[1,2]	307,595
10,557	WMS Industries, Inc.[1]	338,985

		1,478,064

	Insurance — 1.5%
4,897	Argo Group International Holdings, Ltd.[1]	137,067
6,400	Tower Group, Inc.	174,016

		311,083

	Internet & Catalog Retail — 1.4%
6,063	NetFlix, Inc.[1,2]	274,715

	Internet Software & Services — 4.8%
9,978	Bankrate, Inc.[1,2]	249,450
13,759	j2 Global Communications, Inc.[1]	330,078
36,478	Valueclick, Inc.[1]	386,667

		966,195

	IT Services — 2.2%
16,564	CSG Systems International, Inc.[1]	240,178
14,854	TeleTech Holdings, Inc.[1]	197,113

		437,291

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Leisure Equipment & Products — 1.0%
6,156	Polaris Industries, Inc.	$205,918

	Life Sciences Tools & Services — 1.1%
4,745	AMAG Pharmaceuticals, Inc.[1]	212,813

	Machinery — 2.6%
13,871	Actuant Corp. - Class A	170,058
10,097	Robbins & Myers, Inc.	191,338
4,513	Wabtec Corp.	172,126

		533,522

	Media — 1.3%
3,416	Interactive Data Corp.	76,792
6,549	Marvel Entertainment, Inc.[1]	195,422

		272,214

	Oil, Gas & Consumable Fuels — 1.4%
4,914	Comstock Resources, Inc.[1,2]	169,337
7,621	James River Coal Co.[1,2]	108,523

		277,860

	Personal Products — 0.9%
14,691	Nu Skin Enterprises, Inc. - Class A	188,339

	Pharmaceuticals — 4.1%
18,758	Cypress Bioscience, Inc.[1,2]	135,057
14,712	Medicines Co. (The)[1]	146,826
13,459	Medicis Pharmaceutical Corp. - Class A	216,286
27,310	Questcor Pharmaceuticals, Inc.[1,2]	122,895
12,496	Valeant Pharmaceuticals International[1,2]	209,433

		830,497

	Professional Services — 2.0%
7,997	Administaff, Inc.	213,200
13,638	Navigant Consulting, Inc.[1]	200,615

		413,815

	Real Estate Investment Trusts — 0.9%
22,402	Cousins Properties, Inc.	189,297

	Road & Rail — 0.8%
10,847	Heartland Express, Inc.	162,163

	Semiconductors & Semiconductor Equipment — 1.0%
16,045	Sigma Designs, Inc.[1,2]	207,301

	Software — 7.8%
10,840	Jack Henry & Associates, Inc.	195,337
13,053	MICROS Systems, Inc.[1,2]	273,852

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Software — (Continued)
29,018	Parametric Technology Corp.[1]	$323,551
17,058	Quest Software, Inc.[1]	247,853
28,258	Take-Two Interactive Software, Inc.	256,582
37,170	Wind River Systems, Inc.[1]	272,456

		1,569,631

	Specialty Retail — 2.8%
7,381	Aeropostale, Inc.[1,2]	250,732
8,332	Buckle, Inc. (The)	311,367

		562,099

	Textiles, Apparel & Luxury Goods — 1.3%
9,155	Warnaco Group (The), Inc.[1]	264,030

	TOTAL COMMON STOCKS (Cost $20,862,793)	20,059,758

REPURCHASE AGREEMENT* — 0.8%
$157,554	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $157,554, due 5/1/09, (collateralized by a U.S. Treasury Bill with a par value of $165,000, coupon rate of 0.000%, due 7/30/09, market value of $164,951)	157,554

	TOTAL REPURCHASE AGREEMENT (Cost $157,554)	157,554

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 26.0%
5,257,441	State Street Navigator Securities Lending Prime Portfolio	5,257,441

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $5,257,441)	5,257,441

TOTAL INVESTMENTS (Cost $26,277,788)[3]	126.1%	$25,474,753
LIABILITIES IN EXCESS OF OTHER ASSETS	(26.1)	(5,275,481)

NET ASSETS	100.0%	$20,199,272

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $26,278,736.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Software	7.8	$1,569,631
Biotechnology	7.3	1,479,162
Hotels, Restaurants & Leisure	7.3	1,478,064
Health Care Equipment & Supplies	5.8	1,171,912
Internet Software & Services	4.8	966,195
Energy Equipment & Services	4.4	897,686
Electrical Equipment	4.4	882,975
Health Care Providers & Services	4.2	841,665
Pharmaceuticals	4.1	830,497
Commercial Services & Supplies	4.1	823,709
Aerospace & Defense	3.5	705,226
Specialty Retail	2.8	562,099
Machinery	2.6	533,522
Computers & Peripherals	2.6	531,702
Food Products	2.3	462,953
Communications Equipment	2.2	439,018
IT Services	2.2	437,291
Professional Services	2.0	413,815
Consumer Finance	1.9	381,897
Construction & Engineering	1.9	379,942
Containers & Packaging	1.6	329,823
Insurance	1.5	311,083
Diversified Telecommunication Services	1.5	307,801
Health Care Technology	1.4	278,651
Oil, Gas & Consumable Fuels	1.4	277,860
Internet & Catalog Retail	1.4	274,715
Media	1.3	272,214
Textiles, Apparel & Luxury Goods	1.3	264,030
Electronic Equipment, Instruments & Components	1.2	240,555
Life Sciences Tools & Services	1.1	212,813
Semiconductors & Semiconductor Equipment	1.0	207,301
Leisure Equipment & Products	1.0	205,918
Real Estate Investment Trusts	0.9	189,297

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

Personal Products	0.9%	$188,339
Chemicals	0.9	181,475
Road & Rail	0.8	162,163
Air Freight & Logistics	0.8	160,126
Diversified Financial Services	0.7	132,573
Auto Components	0.4	74,060

TOTAL COMMON STOCKS	99.3%	$20,059,758
REPURCHASE AGREEMENTS	0.8	157,554
INVESTMENTS OF SECURITY LENDING COLLATERAL	26.0	5,257,441

TOTAL INVESTMENTS	126.1%	$25,474,753

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.5%
13,602	General Dynamics Corp.	$702,816
16,389	Lockheed Martin Corp.	1,287,028

		1,989,844

	Air Freight & Logistics — 2.1%
16,056	CH Robinson Worldwide, Inc.	853,537
24,810	Expeditors International of Washington, Inc.	861,155

		1,714,692

	Beverages — 1.0%
16,260	PepsiCo, Inc.	809,098

	Biotechnology — 2.4%
20,359	Amgen, Inc.[1]	986,801
19,004	Biogen Idec, Inc.[1]	918,653

		1,905,454

	Capital Markets — 1.9%
5,949	Goldman Sachs Group, Inc.	764,446
31,698	Morgan Stanley	749,341

		1,513,787

	Chemicals — 2.5%
15,422	CF Industries Holdings, Inc.	1,111,155
22,474	Mosaic Co. (The)	909,073

		2,020,228

	Commercial Banks — 1.1%
39,505	BB&T Corp.	922,047

	Computers & Peripherals — 7.8%
9,582	Apple, Inc.[1]	1,205,703
72,157	Dell, Inc.[1]	838,464
66,098	EMC Corp.[1]	828,208
25,772	Hewlett-Packard Co.	927,277
4,528	International Business Machines Corp.	467,335
49,131	NetApp, Inc.[1,2]	899,097
49,228	Western Digital Corp.[1]	1,157,843

		6,323,927

	Construction & Engineering — 0.9%
18,716	Fluor Corp.	708,775

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 1.6%
15,489	Apollo Group, Inc. - Class A1	$975,033
20,861	H&R Block, Inc.	315,835

		1,290,868

	Diversified Telecommunication Services — 1.0%
30,849	CenturyTel, Inc.	837,550

	Electric Utilities — 4.3%
50,976	DPL, Inc.	1,143,392
12,528	Entergy Corp.	811,438
16,239	Exelon Corp.	749,105
26,856	PPL Corp.	803,263

		3,507,198

	Electrical Equipment — 2.0%
32,545	Cooper Industries, Ltd. - Class A	1,067,150
15,739	Emerson Electric Co.	535,756

		1,602,906

	Energy Equipment & Services — 6.8%
25,973	Baker Hughes, Inc.	924,119
47,029	BJ Services Co.	653,233
42,500	Cameron International Corp.[1]	1,087,150
25,572	ENSCO International, Inc.	723,176
23,305	Noble Corp.	636,926
17,646	Schlumberger, Ltd.	864,477
22,667	Smith International, Inc.	585,942

		5,475,023

	Food & Staples Retailing — 4.2%
31,890	Kroger Co. (The)	689,462
44,677	Safeway, Inc.	882,371
43,604	SYSCO Corp.	1,017,281
15,326	Wal-Mart Stores, Inc.	772,430

		3,361,544

	Food Products — 3.0%
30,654	Archer-Daniels-Midland Co.	754,702
19,519	Bunge, Ltd.	937,107
21,333	HJ Heinz Co.	734,282

		2,426,091

	Health Care Providers & Services — 7.4%
20,032	AmerisourceBergen Corp.	673,876

35,688	CIGNA Corp.	703,411

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
7,825	Express Scripts, Inc.[1]	$500,565
13,865	Laboratory Corp. of America Holdings[1,2]	889,440
37,003	Lincare Holdings, Inc.[1]	892,882
16,742	McKesson Corp.	619,454
33,867	Omnicare, Inc.	870,721
15,355	Quest Diagnostics, Inc.	788,172

		5,938,521

	Health Care Technology — 0.8%
48,844	IMS Health, Inc.	613,481

	Hotels, Restaurants & Leisure — 1.1%
16,867	McDonald’s Corp.	898,842

	Household Products — 1.8%
14,109	Church & Dwight, Inc.	767,671
14,624	Procter & Gamble Co. (The)	723,010

		1,490,681

	Insurance — 5.6%
29,713	Aflac, Inc.	858,409
50,355	American Financial Group, Inc.	885,241
18,883	AON Corp.	796,863
42,877	Progressive Corp. (The)[1]	655,160
13,726	Torchmark Corp.	402,584
55,825	Unum Group	912,180

		4,510,437

	Internet Software & Services — 1.2%
61,208	eBay, Inc.[1]	1,008,096

	IT Services — 1.1%
31,549	Accenture, Ltd. - Class A	928,487

	Leisure Equipment & Products — 0.5%
15,089	Hasbro, Inc.	402,273

	Life Sciences Tools & Services — 1.2%
22,103	Waters Corp.[1,2]	976,290

	Machinery — 2.5%
25,165	Cummins, Inc.	855,610
5,972	Flowserve Corp.	405,499
18,132	ITT Corp.	743,593

		2,004,702

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — 1.6%
16,820	McGraw-Hill Cos. (The), Inc.	$507,123
34,910	Time Warner, Inc.	762,085

		1,269,208

	Metals & Mining — 2.9%
21,595	Nucor Corp.	878,701
40,739	Reliance Steel & Aluminum Co.	1,435,235

		2,313,936

	Multi-Utilities — 1.8%
37,363	NiSource, Inc.	410,619
22,706	Sempra Energy	1,044,930

		1,455,549

	Oil, Gas & Consumable Fuels — 4.6%
15,525	Chevron Corp.	1,026,202
26,338	Consol Energy, Inc.	823,853
26,027	Peabody Energy Corp.	686,853
14,337	Sunoco, Inc.	380,074
41,318	Valero Energy Corp.	819,749

		3,736,731

	Personal Products — 1.3%
52,345	Herbalife, Ltd.	1,037,478

	Pharmaceuticals — 2.9%
28,060	Eli Lilly & Co.	923,735
39,227	Endo Pharmaceuticals Holdings, Inc.[1,2]	648,815
34,389	Forest Laboratories, Inc.[1]	745,897

		2,318,447

	Professional Services — 0.6%
18,918	Robert Half International, Inc.	454,410

	Road & Rail — 1.6%
23,159	Norfolk Southern Corp.	826,313
9,226	Union Pacific Corp.	453,366

		1,279,679

	Semiconductors & Semiconductor Equipment — 2.5%
33,435	Analog Devices, Inc.	711,497
39,259	Applied Materials, Inc.	479,352
46,954	Texas Instruments, Inc.	847,989

		2,038,838

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Software — 4.4%
52,678	Autodesk, Inc.[1]	$1,050,399
115,462	Compuware Corp.[1,2]	863,656
40,628	Oracle Corp.	785,746
24,469	Sybase, Inc.[1,2]	830,967

		3,530,768

	Specialty Retail — 3.7%
6,285	Autozone, Inc.[1]	1,045,761
40,001	Gap, Inc. (The)	621,616
13,187	Ross Stores, Inc.	500,315
30,150	TJX Cos., Inc. (The)	843,295

		3,010,987

	Textiles, Apparel & Luxury Goods — 0.7%
10,402	Polo Ralph Lauren Corp. - Class A	560,044

	Thrifts & Mortgage Finance — 1.7%
57,892	Hudson City Bancorp, Inc.	727,123
57,376	New York Community Bancorp, Inc.	648,923

		1,376,046

	Wireless Telecommunication Services — 1.0%
28,733	Telephone & Data Systems, Inc.	823,775

	TOTAL COMMON STOCKS (Cost $91,568,345)	80,386,738

REPURCHASE AGREEMENT* — 0.9%
$719,516	With State Street Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $719,516, due 5/1/09 (collateralized by a U. S. Treasury Bill with a par value of $735,000, coupon rate of 0.000%, due 7/30/09, market value of $734,780)	719,516

	TOTAL REPURCHASE AGREEMENT (Cost $719,516)	719,516

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face Amount		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.1%
$3,315,779	State Street Navigator Securities Lending Prime Portfolio	$3,315,779

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,315,779)	3,315,779

TOTAL INVESTMENTS (Cost $95,603,640)[3]	104.6%	$84,422,033
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(3,734,602)

NET ASSETS	100.0%	$80,687,431

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $95,603,641.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	7.8%	$6,323,927
Health Care Providers & Services	7.4	5,938,521
Energy Equipment & Services	6.8	5,475,023
Insurance	5.6	4,510,437
Oil, Gas & Consumable Fuels	4.6	3,736,731
Software	4.4	3,530,768
Electric Utilities	4.3	3,507,198
Food & Staples Retailing	4.2	3,361,544
Specialty Retail	3.7	3,010,987
Food Products	3.0	2,426,091
Pharmaceuticals	2.9	2,318,447
Metals & Mining	2.9	2,313,936
Semiconductors & Semiconductor Equipment	2.5	2,038,838
Chemicals	2.5	2,020,228
Machinery	2.5	2,004,702
Aerospace & Defense	2.5	1,989,844
Biotechnology	2.4	1,905,454
Air Freight & Logistics	2.1	1,714,692
Electrical Equipment	2.0	1,602,906
Capital Markets	1.9	1,513,787
Household Products	1.8	1,490,681
Multi-Utilities	1.8	1,455,549
Thrifts & Mortgage Finance	1.7	1,376,046
Diversified Consumer Services	1.6	1,290,868
Road & Rail	1.6	1,279,679
Media	1.6	1,269,208
Personal Products	1.3	1,037,478
Internet Software & Services	1.2	1,008,096
Life Sciences Tools & Services	1.2	976,290
IT Services	1.1	928,487
Commercial Banks	1.1	922,047
Hotels, Restaurants & Leisure	1.1	898,842
Diversified Telecommunication Services	1.0	837,550
Wireless Telecommunication Services	1.0	823,775
Beverages	1.0	809,098
Construction & Engineering	0.9	708,775
Health Care Technology	0.8	613,481
Textiles, Apparel & Luxury Goods	0.7	560,044

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

Professional Services	0.6%	$454,410
Leisure Equipment & Products	0.5	402,273

TOTAL COMMON STOCKS	99.6%	$80,386,738

REPURCHASE AGREEMENTS	0.9	719,516

INVESTMENTS OF SECURITY LENDING COLLATERAL	4.1	3,315,779

TOTAL INVESTMENTS	104.6%	$84,422,033

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 6.4%
18,707	Goodrich Corp.	$828,346
8,869	Lockheed Martin Corp.	696,483
17,410	Raytheon Co.	787,454

		2,312,283

	Biotechnology — 4.0%
15,751	Biogen Idec, Inc.[1]	761,403
14,707	Gilead Sciences, Inc.[1]	673,581

		1,434,984

	Chemicals — 3.6%
11,718	CF Industries Holdings, Inc.	844,282
17,605	Terra Industries, Inc.	466,532

		1,310,814

	Communications Equipment — 1.5%
17,317	Harris Corp.	529,554

	Computers & Peripherals — 10.2%
7,385	Apple, Inc.[1]	929,254
14,809	EMC Corp.[1]	185,557
26,472	Hewlett-Packard Co.	952,463
6,514	International Business Machines Corp.	672,310
41,339	Western Digital Corp.[1]	972,293

		3,711,877

	Construction & Engineering — 1.7%
15,826	Fluor Corp.	599,331

	Consumer Finance — 0.9%
12,403	American Express Co.	312,804

	Diversified Consumer Services — 3.0%
11,652	Apollo Group, Inc. - Class A1	733,494
8,531	DeVry, Inc.	363,079

		1,096,573

	Electric Utilities — 2.6%
5,940	Entergy Corp.	384,734
12,096	Exelon Corp.	557,988

		942,722

	Electronic Equipment, Instruments & Components — 2.0%
33,870	Avnet, Inc.[1]	741,414

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 5.8%
20,560	Baker Hughes, Inc.	$731,525
13,326	Cameron International Corp.[1]	340,879
18,911	ENSCO International, Inc.	534,803
18,134	Noble Corp.	495,602

		2,102,809

	Food & Staples Retailing — 6.2%
27,245	Kroger Co. (The)	589,037
39,266	SYSCO Corp.	916,076
14,845	Wal-Mart Stores, Inc.	748,188

		2,253,301

	Food Products — 1.8%
19,101	HJ Heinz Co.	657,456

	Health Care Equipment & Supplies — 1.6%
16,920	Varian Medical Systems, Inc.[1]	564,620

	Health Care Providers & Services — 6.0%
12,216	Express Scripts, Inc.[1]	781,458
5,595	Laboratory Corp. of America Holdings[1]	358,919
15,284	McKesson Corp.	565,508
9,048	Quest Diagnostics, Inc.	464,434

		2,170,319

	Hotels, Restaurants & Leisure — 0.5%
4,696	Darden Restaurants, Inc.	173,611

	Household Products — 2.9%
12,337	Church & Dwight, Inc.	671,256
6,366	Energizer Holdings, Inc.[1]	364,772

		1,036,028

	Insurance — 2.8%
35,056	Aflac, Inc.	1,012,768

	Internet Software & Services — 2.6%
57,775	eBay, Inc.[1]	951,554

	IT Services — 1.8%
22,430	Accenture, Ltd. - Class A	660,115

	Leisure Equipment & Products — 1.2%
16,344	Hasbro, Inc.	435,731

	Life Sciences Tools & Services — 1.0%
10,533	Thermo Fisher Scientific, Inc.[1]	369,498

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Machinery — 2.6%
28,040	Cummins, Inc.	$953,360

	Media — 1.5%
21,927	DIRECTV Group (The), Inc.[1]	542,255

	Metals & Mining — 1.1%
16,932	Cliffs Natural Resources, Inc.	390,452

	Multi-line Retail — 0.9%
7,814	Dollar Tree, Inc.[1]	330,845

	Oil, Gas & Consumable Fuels — 1.8%
12,022	Consol Energy, Inc.	376,048
10,326	Peabody Energy Corp.	272,503

		648,551

	Personal Products — 2.2%
39,852	Herbalife, Ltd.	789,867

	Pharmaceuticals — 2.5%
29,533	Watson Pharmaceuticals, Inc.[1]	913,751

	Professional Services — 2.2%
33,909	Robert Half International, Inc.	814,494

	Semiconductors & Semiconductor Equipment — 5.3%
21,167	Altera Corp.	345,234
30,094	Analog Devices, Inc.	640,400
39,715	Broadcom Corp. - Class A1	920,991

		1,906,625

	Software — 6.1%
36,077	Autodesk, Inc.[1]	719,375
53,123	CA, Inc.	916,372
29,056	Oracle Corp.	561,943

		2,197,690

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares	Value

COMMON STOCKS* — (Continued)
Specialty Retail — 3.2%
4,213	Autozone, Inc.[1]	$701,001
16,587	TJX Cos., Inc. (The)	463,938

1,164,939

TOTAL COMMON STOCKS (Cost $38,720,333)	36,032,995

TOTAL INVESTMENTS (Cost $38,720,333)[2]	99.5%	$36,032,995
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	182,504

NET ASSETS	100.0%	$36,215,499

*	Percentages indicated are based on net assets.
[1]	Non income producing security.
[2]	Aggregate cost for federal tax purposes was $38,753,088.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	10.2	$3,711,877
Aerospace & Defense	6.4	2,312,283
Food & Staples Retailing	6.2	2,253,301
Software	6.1	2,197,690
Health Care Providers & Services	6.0	2,170,319
Energy Equipment & Services	5.8	2,102,809
Semiconductors & Semiconductor Equipment	5.3	1,906,625
Biotechnology	4.0	1,434,984
Chemicals	3.6	1,310,814
Specialty Retail	3.2	1,164,939
Diversified Consumer Services	3.0	1,096,573
Household Products	2.9	1,036,028
Insurance	2.8	1,012,768
Machinery	2.6	953,360
Internet Software & Services	2.6	951,554
Electric Utilities	2.6	942,722
Pharmaceuticals	2.5	913,751
Professional Services	2.2	814,494
Personal Products	2.2	789,867
Electronic Equipment, Instruments & Components	2.0	741,414
IT Services	1.8	660,115
Food Products	1.8	657,456
Oil, Gas & Consumable Fuels	1.8	648,551
Construction & Engineering	1.7	599,331
Health Care Equipment & Supplies	1.6	564,620
Media	1.5	542,255
Communications Equipment	1.5	529,554
Leisure Equipment & Products	1.2	435,731
Metals & Mining	1.1	390,452
Life Sciences Tools & Services	1.0	369,498
Multi-line Retail	0.9	330,845
Consumer Finance	0.9	312,804
Hotels, Restaurants & Leisure	0.5	173,611

TOTAL COMMON STOCKS	99.5%	$36,032,995

TOTAL INVESTMENTS	99.5%	$36,032,995

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%
	Aerospace & Defense — 4.2%
10,640	Honeywell International, Inc.[1]	$332,075
4,040	Lockheed Martin Corp.[1]	317,261
7,300	Northrop Grumman Corp.[1]	352,955

		1,002,291

	Air Freight & Logistics — 0.1%
520	CH Robinson Worldwide, Inc.[1]	27,643

	Beverages — 1.1%
6,220	Hansen Natural Corp.[1,2]	253,527

	Biotechnology — 0.9%
12,000	Martek Biosciences Corp.[1]	218,640

	Capital Markets — 2.6%
13,280	Federated Investors, Inc. - Class B1	303,846
20,960	Knight Capital Group, Inc. - Class A1,2	324,671

		628,517

	Chemicals — 3.9%
7,239	CF Industries Holdings, Inc.[1]	521,570
8,520	FMC Corp.[1]	415,180

		936,750

	Commercial Banks — 0.9%
41,080	First Bancorp Puerto Rico[1]	226,351

	Commercial Services & Supplies — 2.0%
16,778	Brink’s Co. (The)[1]	475,656

	Communications Equipment — 1.5%
28,531	Plantronics, Inc.[1]	363,485

	Computers & Peripherals — 3.3%
2,555	Apple, Inc.[1,2]	321,496
5,880	Hewlett-Packard Co.[1]	211,562
2,460	International Business Machines Corp.[1]	253,897

		786,955

	Construction & Engineering — 1.2%
6,480	Fluor Corp.[1]	245,397
3,340	KBR, Inc.[1]	52,171

		297,568

	Consumer Finance — 1.3%
25,420	Ezcorp, Inc. - Class A1,2	314,954

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 1.0%
2,440	ITT Educational Services, Inc.[1,2]	$245,879

	Diversified Telecommunication Services — 2.1%
11,661	CenturyTel, Inc.[1]	316,596
5,919	Verizon Communications, Inc.[1]	179,583

		496,179

	Electric Utilities — 1.4%
2,640	Exelon Corp.[1]	121,783
5,240	FirstEnergy Corp.[1]	214,316

		336,099

	Electrical Equipment — 0.8%
5,240	EnerSys[1,2]	89,342
1,760	Thomas & Betts Corp.[1,2]	54,771
1,820	Woodward Governor Co.[1]	36,327

		180,440

	Electronic Equipment, Instruments & Components — 2.6%
5,124	Arrow Electronics, Inc.[1,2]	116,520
23,160	Plexus Corp.[1,2]	512,994

		629,514

	Energy Equipment & Services — 3.2%
7,060	Baker Hughes, Inc.[1]	251,195
1,520	Diamond Offshore Drilling, Inc.[1]	110,063
8,440	Halliburton Co.[1]	170,657
3,680	Oceaneering International, Inc.[1,2]	167,698
3,000	Smith International, Inc.[1]	77,550

		777,163

	Food & Staples Retailing — 4.4%
8,640	BJ’s Wholesale Club, Inc.[1,2]	288,058
11,720	Kroger Co. (The)[1]	253,386
14,940	Safeway, Inc.[1]	295,065
4,525	Spartan Stores, Inc.[1]	73,622
3,038	Wal-Mart Stores, Inc.	153,115

		1,063,246

	Food Products — 2.4%
11,220	Archer-Daniels-Midland Co.[1]	276,236
11,570	Cal-Maine Foods, Inc.[1]	306,258

		582,494

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 2.2%
11,608	Aetna, Inc.[1]	$255,492
7,180	McKesson Corp.[1]	265,660

		521,152

	Hotels, Restaurants & Leisure — 2.8%
5,420	McDonald’s Corp.[1]	288,832
12,240	WMS Industries, Inc.[1,2]	393,026

		681,858

	Insurance — 5.0%
12,915	Allstate Corp.[1]	301,307
15,261	American Financial Group, Inc.[1]	268,288
5,380	Arch Capital Group, Ltd.[1,2]	310,857
2,800	Tower Group, Inc.[1]	76,132
14,907	Unum Group[1]	243,580

		1,200,164

	Internet Software & Services — 2.4%
28,797	eBay, Inc.[1,2]	474,287
4,460	j2 Global Communications, Inc.[1,2]	106,995

		581,282

	IT Services — 2.6%
8,160	Accenture, Ltd. - Class A1	240,149
9,660	MAXIMUS, Inc.	389,588

		629,737

	Leisure Equipment & Products — 1.0%
9,400	Hasbro, Inc.[1]	250,604

	Life Sciences Tools & Services — 1.0%
1,820	Dionex Corp.[1,2]	114,660
6,100	Pharmaceutical Product Development, Inc.[1]	119,621

		234,281

	Machinery — 4.9%
12,792	Cummins, Inc.[1]	434,928
3,440	Dover Corp.[1]	105,883
4,940	Flowserve Corp.	335,426
14,740	Force Protection, Inc.[1,2]	112,319
7,600	Joy Global, Inc.	193,800

		1,182,356

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — 5.7%
22,180	Comcast Corp. - Class A1	$342,903
13,540	DIRECTV Group (The), Inc.[1,2]	334,844
10,840	Marvel Entertainment, Inc.[1,2]	323,466
620	McGraw-Hill Cos. (The), Inc.[1]	18,693
2,841	Time Warner Cable, Inc.	91,565
11,320	Time Warner, Inc.[1]	247,116

		1,358,587

	Metals & Mining — 0.5%
8,460	Worthington Industries, Inc.[1]	126,054

	Multi-line Retail — 2.1%
6,840	Big Lots, Inc.[1,2]	189,058
7,440	Dollar Tree, Inc.[1,2]	315,009

		504,067

	Multi-Utilities — 1.3%
6,660	Sempra Energy[1]	306,493

	Oil, Gas & Consumable Fuels — 1.4%
3,640	Chevron Corp.[1]	240,604
3,580	Sunoco, Inc.[1]	94,906

		335,510

	Pharmaceuticals — 2.9%
9,840	Eli Lilly & Co.[1]	323,933
8,860	Endo Pharmaceuticals Holdings, Inc.[1,2]	146,544
7,580	Watson Pharmaceuticals, Inc.[1,2]	234,525

		705,002

	Professional Services — 2.0%
18,100	Administaff, Inc.[1]	482,546

	Real Estate Investment Trusts — 3.1%
6,620	Alexandria Real Estate Equities, Inc.[1]	241,498
2,894	CBL & Associates Properties, Inc.	22,976
48,960	Duke Realty Corp.[1]	478,339

		742,813

	Semiconductors & Semiconductor Equipment — 3.8%
21,340	Broadcom Corp. - Class A2	494,875
19,220	Sigma Designs, Inc.[1,2]	248,322
29,380	Teradyne, Inc.[1,2]	174,517

		917,714

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Software — 5.6%
17,980	Autodesk, Inc.[1,2]	$358,521
15,880	CA, Inc.[1]	273,930
60,966	Compuware Corp.[1,2]	456,026
36,640	Wind River Systems, Inc.[1,2]	268,571

		1,357,048

	Specialty Retail — 2.7%
8,000	Best Buy Co., Inc.[1]	307,040
21,760	Gap, Inc. (The)[1]	338,150

		645,190

	Textiles, Apparel & Luxury Goods — 2.9%
1,580	Deckers Outdoor Corp.[1,2]	89,302
12,440	Phillips-Van Heusen Corp.[1]	361,133
8,880	Warnaco Group (The), Inc.[1,2]	256,099

		706,534

	Thrifts & Mortgage Finance — 0.7%
14,540	New York Community Bancorp, Inc.[1]	164,447

	Trading Companies & Distributors — 1.7%
4,798	WW Grainger, Inc.[1]	402,456

	TOTAL COMMON STOCKS (Cost $24,083,612)	23,879,246

REPURCHASE AGREEMENT* — 1.4%
$323,489	With State Bank and Trust Co., dated 4/30/09, 0.01%, principal and interest in the amount of $323,489 due 5/1/09, (collateralized by a U.S. Treasury Bill with a par value of $335,000, coupon rate of 0.000%, due 7/30/09, market value of $334,890)	323,489

	TOTAL REPURCHASE AGREEMENTS (Cost $323,489)	323,489

TOTAL LONG INVESTMENTS (Cost $24,407,101)	100.6%	$24,202,735

COMMON STOCKS SOLD SHORT* — (64.7)%
	Aerospace & Defense — (2.3)%
(9,700)	Curtiss-Wright Corp.	(310,109)
(9,260)	Moog, Inc. - Class A2	(247,983)

		(558,092)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Auto Components — (1.7)%
(23,540)	LKQ Corp.[2]	$(399,709)

	Beverages — (1.3)%
(7,980)	Molson Coors Brewing Co. - Class B	(305,235)

	Biotechnology — (0.6)%
(2,180)	United Therapeutics Corp.[2]	(136,926)

	Capital Markets — (2.5)%
(21,060)	Jefferies Group, Inc.	(412,144)
(8,955)	Legg Mason, Inc.	(179,727)

		(591,871)

	Commercial Services & Supplies — (2.8)%
(18,620)	Geo Group, Inc. (The)[2]	(309,651)
(7,800)	Republic Services, Inc.	(163,800)
(12,720)	Team, Inc.[2]	(182,786)
(560)	Waste Connections, Inc.[2]	(14,437)

		(670,674)

	Communications Equipment — (1.1)%
(6,680)	Ciena Corp.[2]	(79,826)
(3,720)	Comtech Telecommunications Corp.[2]	(124,509)
(2,760)	InterDigital, Inc.[2]	(72,643)

		(276,978)

	Containers & Packaging — (0.5)%
(2,840)	Greif, Inc. - Class A	(128,567)

	Diversified Consumer Services — (0.4)%
(4,082)	Weight Watchers International, Inc.	(101,560)

	Diversified Financial Services — (1.9)%
(9,908)	Leucadia National Corp.[2]	(210,347)
(8,640)	Pico Holdings, Inc.[2]	(259,200)

		(469,547)

	Electric Utilities — (1.1)%
(19,705)	Duke Energy Corp.	(272,126)

	Electrical Equipment — (0.5)%
(4,820)	Baldor Electric Co.	(111,824)

	Electronic Equipment, Instruments & Components — (3.0)%
(11,640)	Dolby Laboratories, Inc. - Class A2	(467,113)
(5,760)	Itron, Inc.[2]	(264,960)

		(732,073)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Energy Equipment & Services — (0.9)%
(5,160)	Bristow Group, Inc.[2]	$(117,441)
(3,680)	NATCO Group, Inc. - Class A2	(88,541)

		(205,982)

	Food Products — (1.0)%
(26,900)	Smithfield Foods, Inc.[2]	(232,416)

	Forest Products & Paper — (1.8)%
(12,428)	Weyerhaeuser Co.	(438,211)

	Health Care Equipment & Supplies — (1.0)%
(6,080)	NuVasive, Inc.[2]	(230,432)

	Hotels, Restaurants & Leisure — (1.6)%
(12,620)	Choice Hotels International, Inc.	(377,717)

	Household Durables — (2.5)%
(13,120)	Ethan Allen Interiors, Inc.	(176,464)
(12,426)	MDC Holdings, Inc.	(424,721)

		(601,185)

	Industrial Conglomerates — (1.9)%
(20,260)	General Electric Co.	(256,289)
(9,540)	Otter Tail Corp.	(211,597)

		(467,886)

	Internet Software & Services — (4.6)%
(13,500)	Akamai Technologies, Inc.[2]	(297,270)
(23,980)	DealerTrack Holdings, Inc.[2]	(364,016)
(27,700)	GSI Commerce, Inc.[2]	(393,617)
(4,120)	Yahoo!, Inc.[2]	(58,875)

		(1,113,778)

	Life Sciences Tools & Services — (0.6)%
(2,600)	Charles River Laboratories International, Inc.[2]	(71,890)
(4,720)	Luminex Corp.[2]	(77,455)

		(149,345)

	Machinery — (4.4)%
(3,780)	Deere & Co.	(155,963)
(10,040)	Kaydon Corp.	(320,878)
(11,760)	Pall Corp.	(310,582)
(14,420)	RBC Bearings, Inc.[2]	(266,770)

		(1,054,193)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Media — (4.5)%
(9,664)	Arbitron, Inc.	$(201,204)
(9,200)	John Wiley & Sons, Inc. - Class A	(311,880)
(20,460)	Regal Entertainment Group - Class A	(267,208)
(740)	Washington Post Co. (The)	(309,757)

		(1,090,049)

	Metals & Mining — (0.5)%
(2,700)	Freeport-McMoran Copper & Gold Inc.	(115,155)

	Oil, Gas & Consumable Fuels — (1.3)%
(10,160)	Carrizo Oil & Gas, Inc.[2]	(125,273)
(5,440)	Whiting Petroleum Corp.[2]	(178,214)

		(303,487)

	Pharmaceuticals — (0.5)%
(5,920)	BioMarin Pharmaceuticals, Inc.[2]	(76,131)
(3,240)	XenoPort, Inc.[2]	(44,291)

		(120,422)

	Professional Services — (1.1)%
(2,820)	Dun & Bradstreet Corp.	(229,548)
(540)	Huron Consulting Group, Inc.[2]	(25,893)

		(255,441)

	Real Estate Investment Trusts — (2.1)%
(6,080)	Annaly Capital Management, Inc.	(85,546)
(4,720)	Taubman Centers, Inc.	(112,430)
(30,724)	UDR, Inc.	(309,391)

		(507,367)

	Semiconductors & Semiconductor Equipment — (2.9)%
(6,720)	Atheros Communications, Inc.[2]	(115,719)
(6,020)	Cabot Microelectronics Corp.[2]	(173,436)
(8,740)	Hittite Microwave Corp.[2]	(324,778)
(4,980)	Monolithic Power Systems, Inc.[2]	(92,130)

		(706,063)

	Software — (6.3)%
(5,680)	ANSYS, Inc.[2]	(156,882)
(3,780)	Blackboard, Inc.[2]	(128,633)
(13,800)	EPIQ Systems, Inc.[2]	(213,486)
(2,940)	Macrovision Solutions Corp.[2]	(59,447)
(5,700)	Progress Software Corp.[2]	(120,783)
(11,243)	Salesforce.com, Inc.[2]	(481,313)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)
(29,600)	Taleo Corp. - Class A2	$(355,496)

		(1,516,040)

	Specialty Retail — (2.2)%
(12,560)	Dick’s Sporting Goods, Inc.[2]	(238,640)
(21,181)	Penske Auto Group, Inc.	(280,648)

		(519,288)

	Thrifts & Mortgage Finance — (1.4)%
(26,951)	NewAlliance Bancshares, Inc.	(347,937)

	Trading Companies & Distributors — (1.5)%
(12,240)	GATX Corp.	(368,546)

	Wireless Telecommunication Services — (0.4)%
(3,740)	SBA Communications Corp.[2]	(94,248)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(19,708,461))	(15,570,370)

TOTAL SHORT INVESTMENTS (Proceeds $(19,708,461))	(64.7)%	$(15,570,370)

TOTAL INVESTMENTS (Cost $4,698,640)[3]	35.9%	$8,632,365
OTHER ASSETS IN EXCESS OF LIABILITIES	64.1	15,434,647

NET ASSETS	100.0%	$24,067,012

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $4,824,239.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Media	5.7	$1,358,587
Software	5.6	1,357,048
Insurance	5.0	1,200,164
Machinery	4.9	1,182,356
Food & Staples Retailing	4.4	1,063,246
Aerospace & Defense	4.2	1,002,291
Chemicals	3.9	936,750
Semiconductors & Semiconductor Equipment	3.8	917,714
Computers & Peripherals	3.3	786,955
Energy Equipment & Services	3.2	777,163
Real Estate Investment Trusts	3.1	742,813
Textiles, Apparel & Luxury Goods	2.9	706,534
Pharmaceuticals	2.9	705,002
Hotels, Restaurants & Leisure	2.8	681,858
Specialty Retail	2.7	645,190
IT Services	2.6	629,737
Electronic Equipment, Instruments & Components	2.6	629,514
Capital Markets	2.6	628,517
Food Products	2.4	582,494
Internet Software & Services	2.4	581,282
Health Care Providers & Services	2.2	521,152
Multi-line Retail	2.1	504,067
Diversified Telecommunication Services	2.1	496,179
Professional Services	2.0	482,546
Commercial Services & Supplies	2.0	475,656
Trading Companies & Distributors	1.7	402,456
Communications Equipment	1.5	363,485
Electric Utilities	1.4	336,099
Oil, Gas & Consumable Fuels	1.4	335,510
Consumer Finance	1.3	314,954
Multi-Utilities	1.3	306,493
Construction & Engineering	1.2	297,568
Beverages	1.1	253,527
Leisure Equipment & Products	1.0	250,604

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

Diversified Consumer Services	1.0%	$245,879
Life Sciences Tools & Services	1.0	234,281
Commercial Banks	0.9	226,351
Biotechnology	0.9	218,640
Electrical Equipment	0.8	180,440
Thrifts & Mortgage Finance	0.7	164,447
Metals & Mining	0.5	126,054
Air Freight & Logistics	0.1	27,643
Short Positions:
Wireless Telecommunication Services	(0.4)	(94,248)
Diversified Consumer Services	(0.4)	(101,560)
Electrical Equipment	(0.5)	(111,824)
Metals & Mining	(0.5)	(115,155)
Pharmaceuticals	(0.5)	(120,422)
Containers & Packaging	(0.5)	(128,567)
Biotechnology	(0.6)	(136,926)
Life Sciences Tools & Services	(0.6)	(149,345)
Energy Equipment & Services	(0.9)	(205,982)
Health Care Equipment & Supplies	(1.0)	(230,432)
Food Products	(1.0)	(232,416)
Professional Services	(1.1)	(255,441)
Electric Utilities	(1.1)	(272,126)
Communications Equipment	(1.1)	(276,978)
Oil, Gas & Consumable Fuels	(1.3)	(303,487)
Beverages	(1.3)	(305,235)
Thrifts & Mortgage Finance	(1.4)	(347,937)
Trading Companies & Distributors	(1.5)	(368,546)
Hotels, Restaurants & Leisure	(1.6)	(377,717)
Auto Components	(1.7)	(399,709)
Forest Products & Paper	(1.8)	(438,211)
Industrial Conglomerates	(1.9)	(467,886)
Diversified Financial Services	(1.9)	(469,547)
Real Estate Investment Trusts	(2.1)	(507,367)
Specialty Retail	(2.2)	(519,288)
Aerospace & Defense	(2.3)	(558,092)
Capital Markets	(2.5)	(591,871)
Household Durables	(2.5)	(601,185)
Commercial Services & Supplies	(2.8)	(670,674)
Semiconductors & Semiconductor Equipment	(2.9)	(706,063)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

Electronic Equipment, Instruments & Components	(3.0)%	$(732,073)
Machinery	(4.4)	(1,054,193)
Media	(4.5)	(1,090,049)
Internet Software & Services	(4.6)	(1,113,778)
Software	(6.3)	(1,516,040)

TOTAL COMMON STOCKS	34.5%	$8,308,876
REPURCHASE AGREEMENT	1.4	323,489

TOTAL INVESTMENTS	35.9%	$8,632,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — 128.4%
	Aerospace & Defense — 5.3%
5,600	General Dynamics Corp.	$289,352
7,080	Goodrich Corp.[1]	313,502
7,280	Honeywell International, Inc.[1]	227,209
4,120	Lockheed Martin Corp.[1]	323,544
1,180	Northrop Grumman Corp.[1]	57,053

		1,210,660

	Air Freight & Logistics — 0.3%
1,420	CH Robinson Worldwide, Inc.[1]	75,487

	Beverages — 3.6%
25,580	Coca-Cola Enterprises, Inc.[1]	436,395
9,560	Hansen Natural Corp.[1,2]	389,666

		826,061

	Biotechnology — 3.3%
5,220	Amgen, Inc.[1,2]	253,013
1,380	Biogen Idec, Inc.[1,2]	66,709
5,640	Gilead Sciences, Inc.[1,2]	258,312
9,325	Martek Biosciences Corp.[1]	169,902

		747,936

	Capital Markets — 2.2%
4,020	Federated Investors, Inc. - Class B1	91,978
26,065	Knight Capital Group, Inc. - Class A1,2	403,747

		495,725

	Chemicals — 4.0%
9,713	Celanese Corp. - Class A1	202,419
4,410	CF Industries Holdings, Inc.[1]	317,741
7,880	FMC Corp.[1]	383,992

		904,152

	Commercial Banks — 0.5%
4,760	BB&T Corp.	111,098

	Commercial Services & Supplies — 1.6%
12,920	Brink’s Co. (The)[1]	366,282

	Communications Equipment — 2.9%
30,240	Arris Group, Inc.[1,2]	322,661
12,780	F5 Networks, Inc.[1,2]	348,510

		671,171

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computers & Peripherals — 7.2%
3,040	Apple, Inc.[1,2]	$382,523
2,940	International Business Machines Corp.[1]	303,437
28,180	NCR Corp.[1,2]	286,027
17,940	Teradata Corp.[1,2]	299,957
15,980	Western Digital Corp.[1,2]	375,850

		1,647,794

	Construction & Engineering — 2.9%
7,740	EMCOR Group, Inc.[2]	160,915
7,520	Fluor Corp.[1]	284,782
5,660	Jacobs Engineering Group, Inc.[1,2]	215,306

		661,003

	Consumer Finance — 1.3%
24,800	Ezcorp, Inc. - Class A1,2	307,272

	Diversified Consumer Services — 2.6%
4,840	Apollo Group, Inc. - Class A1,2	304,678
13,495	Career Education Corp.[1,2]	297,430

		602,108

	Diversified Telecommunication Services — 1.7%
10,940	CenturyTel, Inc.[1]	297,021
2,780	Verizon Communications, Inc.	84,345

		381,366

	Electric Utilities — 1.8%
9,386	DPL, Inc.[1]	210,528
4,900	FirstEnergy Corp.[1]	200,410

		410,938

	Electronic Equipment, Instruments & Components — 2.1%
21,780	Plexus Corp.[1,2]	482,427

	Energy Equipment & Services — 4.7%
8,960	Baker Hughes, Inc.[1]	318,797
4,229	Halliburton Co.[1]	85,510
10,240	Noble Corp.	279,859
1,737	Schlumberger, Ltd.[1]	85,096
1,800	Smith International, Inc.	46,530
5,900	Tidewater, Inc.[1]	255,175

		1,070,967

	Food & Staples Retailing — 6.1%
9,280	BJ’s Wholesale Club, Inc.[1,2]	309,395
7,420	Casey’s General Stores, Inc.[1]	197,446

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — (Continued)
14,680	Kroger Co. (The)[1]	$317,382
13,580	Safeway, Inc.[1]	268,205
5,860	Wal-Mart Stores, Inc.[1]	295,344

		1,387,772

	Food Products — 2.7%
11,040	Archer-Daniels-Midland Co.[1]	271,805
8,200	Cal-Maine Foods, Inc.[1]	217,054
3,720	Hershey Co. (The)[1]	134,441

		623,300

	Health Care Equipment & Supplies — 0.8%
5,360	Varian Medical Systems, Inc.[2]	178,863

	Health Care Providers & Services — 4.7%
4,980	Express Scripts, Inc.[1,2]	318,571
4,720	McKesson Corp.[1]	174,640
12,200	Omnicare, Inc.[1]	313,662
5,340	Quest Diagnostics, Inc.[1]	274,102

		1,080,975

	Hotels, Restaurants & Leisure — 2.7%
3,660	Bally Technologies, Inc.[1,2]	95,819
6,585	McDonald’s Corp.[1]	350,914
4,935	WMS Industries, Inc.[1,2]	158,463

		605,196

	Household Products — 1.1%
5,120	Procter & Gamble Co. (The)[1]	253,133

	Insurance — 12.0%
15,660	Aflac, Inc.[1]	452,418
9,820	American Financial Group, Inc.[1]	172,636
7,800	AON Corp.[1]	329,160
4,140	Arch Capital Group, Ltd.[1,2]	239,209
10,880	Aspen Insurance Holdings, Ltd.[1]	256,550
12,283	IPC Holdings, Ltd.[1]	319,849
2,520	PartnerRe, Ltd.[1]	171,839
25,500	Progressive Corp. (The)[1,2]	389,640
4,000	Torchmark Corp.[1]	117,320
18,180	Unum Group[1]	297,061

		2,745,682

	Internet Software & Services — 1.8%
25,260	eBay, Inc.[1,2]	416,032

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	IT Services — 2.7%
8,340	MAXIMUS, Inc.[1]	$336,352
15,360	SAIC, Inc.[1,2]	278,016

		614,368

	Leisure Equipment & Products — 0.9%
8,020	Hasbro, Inc.[1]	213,813

	Life Sciences Tools & Services — 0.5%
5,580	Pharmaceutical Product Development, Inc.[1]	109,424

	Machinery — 6.7%
8,728	Cummins, Inc.[1]	296,752
6,400	Flowserve Corp.	434,560
7,460	ITT Corp.[1]	305,935
5,920	Joy Global, Inc.[1]	150,960
9,140	Wabtec Corp.[1]	348,599

		1,536,806

	Media — 5.9%
20,670	CBS Corp. - Class B1	145,517
18,340	Comcast Corp. - Class A1	283,536
14,724	DIRECTV Group (The), Inc.[1,2]	364,125
7,381	Omnicom Group, Inc.[1]	232,280
2,615	Time Warner Cable, Inc.	84,281
10,420	Time Warner, Inc.	227,469

		1,337,208

	Metals & Mining — 2.3%
7,090	Nucor Corp.[1]	288,492
8,920	United States Steel Corp.[1]	236,826

		525,318

	Multi-line Retail — 2.9%
9,930	Big Lots, Inc.[1,2]	274,465
9,060	Dollar Tree, Inc.[1,2]	383,601

		658,066

	Multi-Utilities — 1.6%
7,932	Sempra Energy[1]	365,031

	Office Electronics — 0.6%
21,720	Xerox Corp.[1]	132,709

	Oil, Gas & Consumable Fuels — 5.2%
6,463	Chevron Corp.[1]	427,204
7,360	ConocoPhillips[1]	301,760

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
4,460	Murphy Oil Corp.[1]	$212,787
2,510	Occidental Petroleum Corp.[1]	141,288
2,720	World Fuel Services Corp.[1]	103,714

		1,186,753

	Pharmaceuticals — 6.8%
9,842	Eli Lilly & Co.[1]	323,999
12,760	Forest Laboratories, Inc.[1,2]	276,764
6,599	Johnson & Johnson[1]	345,524
17,240	Sepracor, Inc.[1,2]	244,980
11,680	Watson Pharmaceuticals, Inc.[1,2]	361,379

		1,552,646

	Professional Services — 0.5%
3,920	Administaff, Inc.[1]	104,507

	Real Estate Investment Trusts — 0.8%
4,840	Alexandria Real Estate Equities, Inc.[1]	176,563

	Semiconductors & Semiconductor Equipment — 2.3%
17,160	Broadcom Corp. - Class A1,2	397,940
16,500	Micrel, Inc.[1]	123,750

		521,690

	Software — 3.8%
16,500	Autodesk, Inc.[1,2]	329,010
11,920	CA, Inc.[1]	205,620
51,560	TIBCO Software, Inc.[1,2]	325,859

		860,489

	Specialty Retail — 3.1%
1,480	Best Buy Co., Inc.	56,802
21,226	Gap, Inc. (The)[1]	329,852
13,581	RadioShack Corp.[1]	191,221
4,760	TJX Cos., Inc. (The)[1]	133,137

		711,012

	Trading Companies & Distributors — 1.2%
3,140	WW Grainger, Inc.[1]	263,383

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Wireless Telecommunication Services — 0.7%
4,560	NII Holdings, Inc. - Class B1,2	$73,690
6,640	Syniverse Holdings, Inc.[2]	83,664

		157,354

	TOTAL COMMON STOCKS (Cost $31,548,301)	29,290,540

TOTAL LONG INVESTMENTS (Cost $31,548,301)	128.4%	$29,290,540

COMMON STOCKS SOLD SHORT* — (28.7)%
	Aerospace & Defense — (0.9)%
(3,063)	Curtiss-Wright Corp.	(97,924)
(3,960)	Moog, Inc. - Class A2	(106,049)

		(203,973)

	Beverages — (0.9)%
(2,200)	BrownForman Corp. - Class B	(102,300)
(2,580)	Molson Coors Brewing Co. - Class B	(98,685)

		(200,985)

	Building Products — (0.4)%
(1,340)	Ameron International Corp.	(79,288)

	Capital Markets — (0.5)%
(3,586)	Piper Jaffray Cos.[2]	(124,327)

	Commercial Services & Supplies — (1.5)%
(5,409)	Corrections Corp. of America[2]	(76,429)
(6,713)	Geo Group, Inc. (The)[2]	(111,637)
(3,640)	Republic Services, Inc.	(76,440)
(5,298)	Team, Inc.[2]	(76,133)

		(340,639)

	Distributors — (0.4)%
(2,980)	Genuine Parts Co.	(101,201)

	Diversified Consumer Services — (0.7)%
(2,464)	Matthews International Corp. - Class A	(77,173)
(3,340)	Weight Watchers International, Inc.	(83,099)

		(160,272)

	Diversified Financial Services — (1.0)%
(500)	CME Group, Inc.	(110,675)
(5,200)	Leucadia National Corp.[2]	(110,396)

		(221,071)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Electric Utilities — (0.3)%
(5,620)	Duke Energy Corp.	$(77,612)

	Electrical Equipment — (0.5)%
(4,512)	Baldor Electric Co.	(104,678)

	Electronic Equipment, Instruments & Components — (0.5)%
(2,240)	Itron, Inc.[2]	(103,040)

	Food Products — (2.4)%
(12,220)	Chiquita Brands International, Inc.[2]	(92,505)
(5,740)	Hain Celestial Group, Inc.[2]	(95,801)
(3,000)	Hormel Foods Corp.	(93,870)
(2,360)	JM Smucker Co. (The)	(92,984)
(3,059)	Sanderson Farms, Inc.	(122,054)
(6,167)	Smithfield Foods, Inc.[2]	(53,283)

		(550,497)

	Forest Products & Paper — (0.4)%
(2,395)	Weyerhaeuser Co.	(84,448)

	Health Care Equipment & Supplies — (0.4)%
(2,580)	NuVasive, Inc.[2]	(97,782)

	Hotels, Restaurants & Leisure — (0.8)%
(2,720)	Choice Hotels International, Inc.	(81,410)
(9,120)	Sonic Corp.[2]	(99,590)

		(181,000)

	Household Durables — (0.4)%
(6,420)	Ethan Allen Interiors, Inc.	(86,349)

	Industrial Conglomerates — (0.7)%
(4,923)	General Electric Co.	(62,276)
(4,520)	Otter Tail Corp.	(100,253)

		(162,529)

	Insurance — (0.4)%
(300)	Markel Corp.[2]	(86,100)

	Internet Software & Services — (1.5)%
(5,411)	Akamai Technologies, Inc.[2]	(119,150)
(6,006)	DealerTrack Holdings, Inc.[2]	(91,171)
(9,300)	GSI Commerce, Inc.[2]	(132,153)

		(342,474)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Machinery — (2.6)%
(4,323)	Albany International Corp. - Class A	$(40,117)
(3,140)	CLARCOR, Inc.	(97,591)
(2,280)	Deere & Co.	(94,073)
(4,060)	Graco, Inc.	(95,775)
(2,900)	Kaydon Corp.	(92,684)
(3,699)	Pall Corp.	(97,691)
(4,093)	RBC Bearings, Inc.[2]	(75,721)

		(593,652)

	Media — (2.3)%
(6,200)	Arbitron, Inc.	(129,084)
(4,080)	DreamWorks Animation SKG, Inc. - Class A2	(97,961)
(2,748)	John Wiley & Sons, Inc. - Class A	(93,157)
(8,266)	Regal Entertainment Group - Class A	(107,954)
(240)	Washington Post Co. (The)	(100,461)

		(528,617)

	Metals & Mining — (0.6)%
(2,080)	Freeport-McMoran Copper & Gold Inc.	(88,712)
(6,815)	Titanium Metals Corp.	(46,274)

		(134,986)

	Pharmaceuticals — (0.2)%
(3,360)	XenoPort, Inc.[2]	(45,931)

	Professional Services — (0.8)%
(1,684)	FTI Consulting, Inc.[2]	(92,418)
(2,087)	Huron Consulting Group, Inc.[2]	(100,072)

		(192,490)

	Real Estate Investment Trusts — (1.1)%
(4,759)	HCP, Inc.	(104,460)
(2,412)	Taubman Centers, Inc.	(57,454)
(8,083)	UDR, Inc.	(81,396)

		(243,310)

	Semiconductors & Semiconductor Equipment — (1.4)%
(5,320)	Atheros Communications, Inc.[2]	(91,611)
(3,037)	Hittite Microwave Corp.[2]	(112,855)
(6,280)	International Rectifier Corp.[2]	(106,006)

		(310,472)

	Software — (2.7)%
(9,300)	Activision Blizzard, Inc.[2]	(100,161)
(3,560)	ANSYS, Inc.[2]	(98,327)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)
(6,040)	EPIQ Systems, Inc.[2]	$(93,439)
(7,140)	Informatica Corp.[2]	(113,526)
(5,440)	Macrovision Solutions Corp.[2]	(109,997)
(2,550)	Salesforce.com, Inc.[2]	(109,165)

		(624,615)

	Specialty Retail — (1.6)%
(7,620)	Dick’s Sporting Goods, Inc.[2]	(144,780)
(5,380)	Lowe’s Cos., Inc.	(115,670)
(3,780)	Tiffany & Co.	(109,393)

		(369,843)

	Thrifts & Mortgage Finance — (0.4)%
(7,515)	NewAlliance Bancshares, Inc.	(97,019)

	Trading Companies & Distributors — (0.4)%
(3,023)	GATX Corp.	(91,022)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(8,121,104))	(6,540,222)

TOTAL SHORT INVESTMENTS (Proceeds $(8,121,104))	(28.7)%	$(6,540,222)

TOTAL INVESTMENTS (Cost $23,427,197)[3]	99.7%	$22,750,318
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	70,538

NET ASSETS	100.0%	$22,820,856

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $23,515,383.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Insurance	12.0	$2,745,682
Computers & Peripherals	7.2	1,647,794
Pharmaceuticals	6.8	1,552,646
Machinery	6.7	1,536,806
Food & Staples Retailing	6.1	1,387,772
Media	5.9	1,337,208
Aerospace & Defense	5.3	1,210,660
Oil, Gas & Consumable Fuels	5.2	1,186,753
Health Care Providers & Services	4.7	1,080,975
Energy Equipment & Services	4.7	1,070,967
Chemicals	4.0	904,152
Software	3.8	860,489
Beverages	3.6	826,061
Biotechnology	3.3	747,936
Specialty Retail	3.1	711,012
Communications Equipment	2.9	671,171
Construction & Engineering	2.9	661,003
Multi-line Retail	2.9	658,066
Food Products	2.7	623,300
IT Services	2.7	614,368
Hotels, Restaurants & Leisure	2.7	605,196
Diversified Consumer Services	2.6	602,108
Metals & Mining	2.3	525,318
Semiconductors & Semiconductor Equipment	2.3	521,690
Capital Markets	2.2	495,725
Electronic Equipment, Instruments & Components	2.1	482,427
Internet Software & Services	1.8	416,032
Electric Utilities	1.8	410,938
Diversified Telecommunication Services	1.7	381,366
Commercial Services & Supplies	1.6	366,282
Multi-Utilities	1.6	365,031
Consumer Finance	1.3	307,272
Trading Companies & Distributors	1.2	263,383
Household Products	1.1	253,133
Leisure Equipment & Products	0.9	213,813
Health Care Equipment & Supplies	0.8	178,863
Real Estate Investment Trusts	0.8	176,563
Wireless Telecommunication Services	0.7	157,354
Office Electronics	0.6	132,709

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009

On April 30, 2009, industry diversification of the Portfolio was as follows:
	% of
	Net Assets	Value

Commercial Banks	0.5%	$111,098
Life Sciences Tools & Services	0.5	109,424
Professional Services	0.5	104,507
Air Freight & Logistics	0.3	75,487
Short Positions:
Pharmaceuticals	(0.2)	(45,931)
Electric Utilities	(0.3)	(77,612)
Building Products	(0.4)	(79,288)
Forest Products & Paper	(0.4)	(84,448)
Insurance	(0.4)	(86,100)
Household Durables	(0.4)	(86,349)
Trading Companies & Distributors	(0.4)	(91,022)
Thrifts & Mortgage Finance	(0.4)	(97,019)
Health Care Equipment & Supplies	(0.4)	(97,782)
Distributors	(0.4)	(101,201)
Electronic Equipment, Instruments & Components	(0.5)	(103,040)
Electrical Equipment	(0.5)	(104,678)
Capital Markets	(0.5)	(124,327)
Metals & Mining	(0.6)	(134,986)
Diversified Consumer Services	(0.7)	(160,272)
Industrial Conglomerates	(0.7)	(162,529)
Hotels, Restaurants & Leisure	(0.8)	(181,000)
Professional Services	(0.8)	(192,490)
Beverages	(0.9)	(200,985)
Aerospace & Defense	(0.9)	(203,973)
Diversified Financial Services	(1.0)	(221,071)
Real Estate Investment Trusts	(1.1)	(243,310)
Semiconductors & Semiconductor Equipment	(1.4)	(310,472)
Commercial Services & Supplies	(1.5)	(340,639)
Internet Software & Services	(1.5)	(342,474)
Specialty Retail	(1.6)	(369,843)
Media	(2.3)	(528,617)
Food Products	(2.4)	(550,497)
Machinery	(2.6)	(593,652)
Software	(2.7)	(624,615)

TOTAL COMMON STOCKS	99.7%	$22,750,318

TOTAL INVESTMENTS	99.7%	$22,750,318

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio and the Total Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective November 1, 2008. SFAS 157 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The following is a summary of the inputs used valuing each Portfolio’s investments as of April 30, 2009:

	Investments In Securities
	Level 1	Level 2		Level 3	Total
Government Cash Portfolio	$—	$872,146,735	*	$—	$872,146,735
Tax Exempt Cash Portfolio	—	910,013,577		—	910,013,577
Core Fixed Income Portfolio	75,061,118	278,130,656	*	—	353,191,774
Strategic Equity Portfolio	99,240,006	10,626,124	*	—	109,866,130
Small Cap Equity Portfolio	81,914,515	16,993,309	*	—	98,907,824
Large Cap Value Portfolio	27,545,668	2,865,543	*	—	30,411,211
International Portfolio	309,518,105	80,372,482	*	105,095	389,995,682
Philadelphia International Fund	101,600,111	23,221,356	*	31,692	124,853,159
U.S. Emerging Growth Portfolio	20,059,758	5,414,995	*	—	25,474,753
Large Cap 100 Portfolio	80,386,738	4,035,295	*	—	84,422,033
Large Cap Growth Portfolio	36,032,995	—		—	36,032,995
Long/Short Portfolio	8,308,876	323,489		—	8,632,365
Total Market Portfolio	22,750,318	—		—	22,750,318

* Includes securities lending collateral.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in		Net transfers
	Balance	Accrued	unrealized	Net	in and/or	Balance
	as of	discounts/	appreciation	purchases	out of	as of
	10/31/2008	premiums	(depreciation)	(sales)	Level 3	4/30/2009
Investments in Securities:
International Portfolio	$—	—	867	104,228	—	105,095
Philadelphia International Fund	—	—	261	31,431	—	31,692

Treasury Temporary Guarantee Program: The Government Cash Portfolio and the Tax-Exempt Cash Portfolio of the Fund (the “Portfolios, and each, a “Portfolio”) are participants in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program expires on September 18, 2009. The Program seeks to guarantee the net asset value of shares of participating money market funds, including the Portfolios, as of the close of business on September 19, 2008 at $1.00 per share until September 18, 2009 in the event a fund’s net asset value per share falls below $0.995 (a “Guarantee Event”). If a Guarantee Event occurs, the Portfolio must liquidate its holdings and comply with certain other requirements before it will be eligible for payments under the Program. Payments under the Program are limited to funds available in the Exchange Stabilization Fund as determined by the Treasury Department.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Any increase in the number of shares owned by a shareholder in a Portfolio after the close of business on September 19, 2008 will not be guaranteed. If the number of shares owned by a shareholder in a Portfolio fluctuates, the guarantee will apply to the number of shares held as of the close of business on September 19, 2008 or the date of the Guarantee Event, whichever is less. If a shareholder closes his/her account with a Portfolio or with a broker-dealer, any future investment in the Portfolio will not be guaranteed. Each Portfolio bears the expense of its participation in the Program. The fee for participation in the Program from September 19, 2008 until its expiration on September 18, 2009 is .04% of each Portfolio’s net assets as of September 19, 2008. These fees are being amortized over the coverage periods. The fees paid for participation in the Program during the six months ended April 30, 2009 by Government Cash Portfolio were $103,252 and $163,147 by Tax-Exempt Cash Portfolio.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

contracts. There were no forward foreign currency contracts open as of April 30, 2009.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to reverse repurchase agreements and securities lending transactions combined at the time of entering into such agreements. There were no open reverse repurchase agreements as of April 30, 2009.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of April 30, 2009.

Futures: The Long/Short Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at April 30, 2009.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. As of April 30, 2009, the cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities and Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of April 30, 2009.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and other assets as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Proceeds maintained by a broker are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The “Short position flex fees” on the Statement of Operations are fees charged by the broker for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2009, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $6,494,877 and $21,846,954, respectively, and cash in the amount of $15,501,900 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Investment Company Securities and Exchange-traded Funds: All Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) within the limitations prescribed by the 1940 Act. An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, there will be a layering of fees, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Philadelphia International, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Long/Short and Total Market Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 was effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

On October 31, 2008, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2008	2009	2010	2011	2012
Tax-Exempt Cash Portfolio	$—	$128,382	$—	$—	$—
Core Fixed Income Portfolio	—	—	—	—	—
U.S. Emerging Growth Portfolio	—	*562,713	*427,605	*427,605	—
Long/Short Portfolio	—	—	—	—	—
Total Market Portfolio	—	—	—	—	—

	Expiring October 31,
Portfolio	2013	2014	2015	2016
Tax-Exempt Cash Portfolio	$—	$—	$—	$—
Core Fixed Income Portfolio	—	435,603	—	—
Strategic Equity Portfolio	—	—	—	3,042,327
Small Cap Equity Portfolio	—	—	—	4,528,267
Large Cap Value Portfolio	—	—	—	3,706,389
International Portfolio	—	—	—	8,886,835
U.S. Emerging Growth Portfolio	—	—	—	4,121,685
Large Cap 100 Portfolio	—	—	—	8,743,712
Large Cap Growth Portfolio	—	—	—	4,619,347
Long/Short Portfolio	—	85,999	7,430,095	427,492
Total Market Portfolio	—	—	2,501,541	4,223,238

As of October 31, 2008, substantially all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

During the year ended October 31, 2008, the following Portfolio utilized capital loss carryforwards:

Core Fixed Income Portfolio	$406,226

During the year ended October 31, 2008, Core Fixed Income Portfolio had a capital loss carry forward of $2,075,780 expire.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2008, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings*
Government Cash Portfolio	$—	$1,121,136	$—	$73,815
Tax-Exempt Cash Portfolio	1,633,088	—	—	(127,348)
Core Fixed Income Portfolio	—	856,620	—	(6,710,462)
Strategic Equity Portfolio	—	1,780	—	(15,980,336)
Small Cap Equity Portfolio	—	42,852	—	(29,471,276)
Large Cap Value Portfolio	—	—	—	(9,917,894)
International Portfolio	—	—	—	(167,334,626)
Philadelphia International Fund	—	—	15,327,409	(87,966,065)
U.S. Emerging Growth Portfolio	—	—	—	(11,004,013)
Large Cap 100 Portfolio	—	15,544	—	(35,065,579)
Large Cap Growth Portfolio	—	2,987	—	(18,664,938)
Long/Short Portfolio	—	—	—	(8,234,448)
Total Market Portfolio	—	—	—	(14,557,761)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2008, Government Cash and Tax-Exempt Cash Portfolios’ components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), has served as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Long/Short and Total Market Portfolios, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The Government Cash and Tax-Exempt Cash Portfolios do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients’ assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity, Strategic Equity, Large Cap Value, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Core Fixed Income and International Portfolios pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short and Total Market Portfolios pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2010. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average net assets. No management fees were waived for the period ended April 30, 2009.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity, Large Cap Value, Large Cap 100, Large Cap Growth, Long/Short and Total Market Portfolios each pay Glenmede Trust a shareholder servicing fee at

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out- of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $34,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the period ended April 30, 2009 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

3.	Purchases and Sales of Securities

For the period ended April 30, 2009, cost of purchases and proceeds from sales of investment securities other than US government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$64,418,077	$9,559,284
Strategic Equity Portfolio	27,256,839	17,844,063
Small Cap Equity Portfolio	34,493,401	39,047,426
Large Cap Value Portfolio	23,337,826	22,607,478
International Portfolio	123,577,341	178,209,463
Philadelphia International Fund	44,484,271	114,516,735
U.S. Emerging Growth Portfolio	10,268,948	11,139,372
Large Cap 100 Portfolio	48,740,389	51,887,880
Large Cap Growth Portfolio	19,368,684	23,180,303
Long/Short Portfolio	33,866,963	37,415,895
Total Market Portfolio	21,391,783	23,338,061

For the period ended April 30, 2009, cost of purchases and proceeds from sales of long-term US government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$50,806,900	$44,060,132

As of April 30, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$11,153,099	$1,646,697	$9,506,402
Strategic Equity Portfolio	6,017,612	17,230,924	(11,213,312)
Small Cap Equity Portfolio	9,602,613	19,110,295	(9,507,682)
Large Cap Value Portfolio	1,312,470	3,898,309	(2,585,839)
International Portfolio	41,615,445	64,317,604	(22,702,159)
Philadelphia International Fund	11,660,184	31,217,651	(19,557,467)
U.S. Emerging Growth Portfolio	2,178,304	2,982,287	(803,983)
Large Cap 100 Portfolio	5,033,411	16,215,019	(11,181,608)
Large Cap Growth Portfolio	3,841,982	6,562,075	(2,720,093)
Long/Short Portfolio	7,141,065	3,332,939	3,808,126
Total Market Portfolio	3,928,754	4,693,819	(765,065)

4.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/09	10/31/08
Government Cash Portfolio:
Sold	$2,314,344,818	$3,849,906,852
Issued as reinvestment of dividends	25,113	97,776
Redeemed	(2,189,055,759)	(3,911,143,887)

Net increase (decrease)	$125,314,172	$(61,139,259)

Tax-Exempt Cash Portfolio:
Sold	$1,860,337,369	$3,962,941,456
Redeemed	(2,086,104,245)	(3,472,451,979)

Net increase (decrease)	$(225,766,876)	$490,489,477

	Period Ended		Year Ended
	04/30/09		10/31/08
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	6,947,116	$76,396,322	7,012,905	$75,364,262
Issued as reinvestment of dividends	23,839	259,028	76,705	824,780
Redeemed	(1,251,566)	(13,776,545)	(3,439,432)	(36,820,640)

Net increase	5,719,389	$62,878,805	3,650,178	$39,368,402

Strategic Equity Portfolio:
Sold	2,203,186	$24,961,471	3,009,288	$48,443,665
Issued as reinvestment of dividends	3,088	34,905	26,537	495,110
Redeemed	(1,497,520)	(16,721,545)	(682,962)	(11,090,070)

Net increase	708,754	$8,274,831	2,352,863	$37,848,705

Small Cap Equity Portfolio (Advisor Class):
Sold	879,345	$7,750,632	2,463,769	$35,485,541
Issued as reinvestment of dividends	12,571	110,585	6,180	87,084
Redeemed	(1,308,150)	(11,620,619)	(2,640,318)	(37,154,028)
Redemptions in-kind	—	—	(6,761,056)	(101,551,068)

Net decrease	(416,234)	$(3,759,402)	(6,931,425)	$(103,132,471)

Small Cap Equity Portfolio (Institutional Class):
Sold	—	$—	—	$—
Issued as reinvestment of dividends	1	5	—	—
Redeemed	—	—	—	—

Net increase	1	$5	—	$—

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/09		10/31/08
	Shares	Amount	Shares	Amount
Large Cap Value Portfolio:
Sold	616,008	$3,823,622	2,121,102	$19,604,690
Issued as reinvestment of dividends	14,097	86,678	25,092	236,669
Redeemed	(622,982)	(3,790,264)	(1,646,779)	(15,451,072)

Net increase	7,123	$120,036	499,415	$4,390,287

International Portfolio:
Sold	1,122,442	$9,672,596	1,812,061	$26,968,204
Issued as reinvestment of dividends	5,093	43,345	535,282	9,415,203
Redeemed	(7,230,193)	(61,270,052)	(13,316,752)	(198,925,335)

Net decrease	(6,102,658)	$(51,554,111)	(10,969,409)	$(162,541,928)

Philadelphia International Fund:
Sold	1,610,593	$12,329,300	4,116,463	$68,697,434
Issued as reinvestment of dividends	1,628,168	14,007,634	980,382	15,764,107
Redeemed	(11,286,286)	(82,181,760)	(12,774,689)	(214,127,600)

Net decrease	(8,047,525)	$(55,844,826)	(7,677,844)	$(129,666,059)

U.S. Emerging Growth Portfolio:
Sold	475,724	$1,795,721	1,255,552	$7,656,653
Issued as reinvestment of dividends	—	—	302	1,664
Redeemed	(696,153)	(2,677,060)	(1,494,241)	(9,225,285)

Net decrease	(220,429)	$(881,339)	(238,387)	$(1,566,968)

Large Cap 100 Portfolio:
Sold	1,070,701	$8,227,942	1,399,714	$16,697,991
Issued as reinvestment of dividends	701	5,433	830	9,851
Redeemed	(1,481,394)	(11,447,336)	(2,456,682)	(29,083,592)

Net decrease	(409,992)	$(3,213,961)	(1,056,138)	$(12,375,750)

Large Cap Growth Portfolio:
Sold	452,355	$3,470,462	1,813,249	$22,175,673
Issued as reinvestment of dividends	1,607	12,329	1,196	14,612
Redeemed	(988,471)	(7,509,083)	(1,994,416)	(24,220,078)

Net decrease	(534,509)	$(4,026,292)	(179,971)	$(2,029,793)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/09		10/31/08
	Shares	Amount	Shares	Amount
Long/Short Portfolio:
Sold	38,867	$301,461	847,446	$7,903,306
Issue as reinvestment of dividends	—	—	3,291	30,888
Redeemed	(1,165,743)	(9,212,784)	(1,361,722)	(12,571,326)

Net decrease	(1,126,876)	$(8,911,323)	(510,985)	$(4,637,132)

Total Market Portfolio:
Sold	569,624	$3,256,156	2,204,577	$19,558,023
Issued as reinvestment of dividends	440	2,631	2,488	23,248
Redeemed	(995,420)	(5,814,214)	(1,607,169)	(14,742,736)

Net increase (decrease)	(425,356)	$(2,555,427)	599,896	$4,838,535

As of April 30, 2009, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 10% or more of the shares outstanding of the Portfolios as of April 30, 2009. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Core Fixed Income Portfolio	1	17%
Small Cap Equity Portfolio (Advisor Class)	1	19%
Small Cap Equity Portfolio (Institutional Class)	1	100%
International Portfolio	1	34%
Long/Short Portfolio	1	11%

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

5.	Lending of Portfolio Securities

As of April 30, 2009, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Government Cash Portfolio	$15,701,373	$16,020,466	1.79
Core Fixed Income Portfolio	37,969,208	38,746,196	10.63
Strategic Equity Portfolio	10,379,329	10,626,124	9.38
Small Cap Equity Portfolio	13,955,551	14,314,046	14.00
Large Cap Value Portfolio	2,136,292	2,187,658	7.01
International Portfolio	70,533,865	74,240,389	17.62
Philadelphia International Fund	20,267,279	21,310,586	15.64
U.S. Emerging Growth Portfolio	5,109,934	5,257,441	20.03
Large Cap 100 Portfolio	3,233,013	3,315,779	3.82

6.	Recently Issued Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161). SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosure.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

7.	Subsequent Event

On June 12, 2009, the Board of Directors approved an increase in the percentage of assets that the Core Fixed Income Portfolio may invest in debt obligations of domestic and foreign companies under normal circumstances from 35% to 50%, and also decreased the minimum percentage that the Portfolio is required to invest in U.S. Government Securities under normal circumstances from 65% to 50%. The corporate debt obligations must be rated at least A by Standard & Poor’s® Rating Group or Moody’s Investors Service, Inc. or if unrated, must be determined by the Advisor to be equivalent in credit quality to securities so rated.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009 — (Unaudited)

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$67,700,820	$25,414,492

Cash	1,214,290	1,449,353
Receivable for fund shares sold	740,150	125,000
Interest receivable	890,441	318,733
Prepaid expenses	17,050	8,500

Total assets	70,562,751	27,316,078

Liabilities:
Payable for securities purchased	1,635,497	347,591
Payable for fund shares redeemed	100,000	101,755
Payable for Trustees’ fees	1,377	622
Accrued expenses	13,281	4,715

Total liabilities	1,750,155	454,683

Net Assets	$68,812,596	$26,861,395

Net Assets consist of:
Par value ($0.001 of shares outstanding)	6,472	2,576
Paid-in capital in excess of par value	67,126,858	26,188,421
Undistributed net investment income	128,669	58,829
Accumulated net realized loss from investment transactions	(250,193)	(35,412)
Net unrealized appreciation on investments	1,800,790	646,981

Total Net Assets	68,812,596	26,861,395

Shares Outstanding	6,472,046	2,576,218

Net Asset Value Per Share	$10.63	$10.43

[1] Investments at cost	$65,900,030	$24,767,511

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2009 — (Unaudited)

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$946,198	$408,032

Total investment income	946,198	408,032

Expenses:
Administration, transfer agent and custody fees	18,791	11,402
Professional fees	6,604	3,220
Shareholder report expenses	1,927	827
Shareholder servicing fees	38,887	15,776
Trustees’ fees and expenses	2,883	1,159
Registration and filing fees	1,752	1,281
Other expenses	3,349	872

Total expenses	74,193	34,537

Net investment income	872,005	373,495

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(127,287)	(23,875)

Net change in unrealized gain of:
Investments	2,759,114	1,004,271

Net realized and unrealized gain	2,631,827	980,396

Net increase in net assets resulting from operations	$3,503,832	$1,353,891

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2009 — (Unaudited)

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$872,005	$373,495
Net realized loss on:
Investment transactions	(127,287)	(23,875)
Net change in unrealized gain of:
Investments	2,759,114	1,004,271

Net increase in net assets resulting from operations	3,503,832	1,353,891
Distributions to shareholders from:
Net investment income	(866,820)	(369,417)
Net increase in net assets from capital share transactions	24,001,011	8,370,445

Net increase in net assets	26,638,023	9,354,919

NET ASSETS:
Beginning of period	42,174,573	17,506,476

End of period	$68,812,596	$26,861,395

Undistributed net investment income included in net assets at end of period	$128,669	$58,829

For the Year Ended October 31, 2008
	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$982,057	$604,580
Net realized loss on:
Investment transactions	(84,201)	(11,537)
Net change in unrealized loss of:
Investments	(1,103,106)	(473,351)

Net increase (decrease) in net assets resulting from operations	(205,250)	119,692
Distributions to shareholders from:
Net investment income	(899,020)	(595,938)
Net increase in net assets from capital share transactions	20,694,866	2,497,533

Net increase in net assets	19,590,596	2,021,287

NET ASSETS:
Beginning of year	22,583,977	15,485,189

End of year	$42,174,573	$17,506,476

Undistributed net investment income included in net assets at end of year	$123,484	$54,751

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Muni Intermediate Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008[2]	2007	2006	2005	2004

Net asset value, beginning of period	$10.05	$10.35	$10.39	$10.36	$10.67	$10.69

Income from investment operations:
Net investment income	0.17	0.37	0.37	0.37	0.37	0.39
Net realized and unrealized gain (loss) on investments	0.59	(0.33)	(0.03)	0.03	(0.31)	(0.02)

Total from investment operations	0.76	0.04	0.34	0.40	0.06	0.37

Distributions to shareholders from:
Net investment income	(0.18)	(0.34)	(0.38)	(0.37)	(0.37)	(0.39)

Total distributions	(0.18)	(0.34)	(0.38)	(0.37)	(0.37)	(0.39)

Net asset value, end of period	$10.63	$10.05	$10.35	$10.39	$10.36	$10.67

Total return	7.64%[3]	0.38%	3.36%	3.97%	0.55%	3.49%

Net assets, end of period (in 000s)	$68,813	$42,175	$22,584	$22,430	$20,746	$19,270
Ratio of operating expenses before reimbursements to net assets	0.29%[4]	0.32%	0.39%	0.29%	0.29%	0.29%
Ratio of operating expenses after reimbursements to average net assets	0.29%[4]	0.29%	0.30%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	3.36%[4]	3.55%	3.56%	3.63%	3.49%	3.58%
Portfolio turnover rate	36%	38%	18%	17%	17%	28%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Total return calculation is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	New Jersey Muni Portfolio
	For the
	Six Months
	Ended	For the Year Ended October 31,
	April 30, 2009[1]	2008[2]	2007	2006	2005	2004

Net asset value, beginning of period	$9.93	$10.20	$10.25	$10.25	$10.61	$10.73

Income from investment operations:
Net investment income	0.18	0.38	0.37	0.38	0.37	0.40
Net realized and unrealized gain (loss) on investments	0.51	(0.28)	(0.02)	0.00 [3]	(0.27)	(0.11)

Total from investment operations	0.69	0.10	0.35	0.38	0.10	0.29

Distributions to shareholders from:
Net investment income	(0.19)	(0.37)	(0.39)	(0.38)	(0.38)	(0.41)
Net realized capital gains	—	—	(0.01)	—	(0.08)	—

Total distributions	(0.19)	(0.37)	(0.40)	(0.38)	(0.46)	(0.41)

Net asset value, end of period	$10.43	$9.93	$10.20	$10.25	$10.25	$10.61

Total return	6.98%[4]	0.95%	3.46%	3.84%	0.94%	2.78%

Net assets, end of period (in 000s)	$26,861	$17,506	$15,485	$16,799	$16,556	$18,329
Ratio of operating expenses before reimbursements to net assets	0.33%[5]	0.38%	0.57%	0.29%	0.31%	0.28%
Ratio of operating expenses after reimbursements to average net assets	0.33%[5]	0.34%	0.32%	0.29%	0.31%	0.28%
Ratio of net investment income to average net assets	3.55%[5]	3.69%	3.61%	3.74%	3.62%	3.73%
Portfolio turnover rate	15%	22%	19%	15%	31%	33%

[1]	Unaudited.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[3]	Amount rounds to less than $0.01 per share.

[4]	Total return calculation is not annualized.

[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 98.4%
	Georgia — 2.5%
$1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.00% due 8/1/18	$1,704,630

	Minnesota — 2.3%
1,500,000	Minneapolis, MN, Convention Center, General Obligation Unlimited,
	5.00% due 12/1/13	1,582,890

	Ohio — 7.2%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, (FGIC Insured), Prerefunded 1/1/12 @ 100,
	5.25% due 1/1/19	1,956,370
945,000	Lorain, OH, City School District, Classroom Facilities, General Obligation Unlimited, (MBIA Insured), Prerefunded 12/1/12 @ 101,
	5.25% due 12/1/20	1,084,028
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.00% due 3/15/13	1,123,630
700,000	Ohio State, General Obligation Unlimited, (FSA Insured),
	5.50% due 11/1/13	810,978

		4,975,006

	Pennsylvania — 72.8%
100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured),
	5.375% due 11/1/14	109,807
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured),
	5.00% due 3/1/17	215,604
	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured):
500,000	5.375% due 12/1/15	528,180
100,000	5.00% due 12/1/17	106,811
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, (MBIA Insured) Prerefunded 11/1/14 @ 100,
	5.50% due 11/1/29	1,998,214
655,000	Bethlehem, PA, General Obligation Unlimited, Series A (FGIC Insured),
	3.50% due 8/1/12	655,511
500,000	Boyertown, PA, Area School District, (FSA Insured),
	5.00% due 10/1/17	547,605

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$255,000	Bucks County, PA, Community College Authority, College Building Revenue,
	4.75% due 6/15/18	$284,560
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 5/15/16	547,420
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured),
	5.00% due 11/1/20	554,160
1,040,000	Crawford, PA, Central School District, General Obligation Limited, (AGC Insured),
	3.50% due 2/15/12	1,088,578
165,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured),
	6.125% due 7/1/10	170,376
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured),
	5.00% due 11/15/17	354,938
250,000	Delaware County, PA, General Obligation Unlimited,
	3.00% due 7/15/13	263,475
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, (MBIA Insured), Prerefunded 5/1/14 @ 100 Revenue,
	5.00% due 5/1/25	458,580
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25% due 7/1/16[1]	236,562
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/16[1]	327,411
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.25% due 1/1/12[1]	766,207
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
55,000	6.00% due 1/15/10[1]	56,805
55,000	6.50% due 1/15/11[1]	58,698
775,000	Delaware Valley, PA, Regional Financial Authority Local Government Revenue,
	5.50% due 7/1/12	831,792
740,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.50% due 8/1/18	836,207

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	$556,334
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured):
500,000	5.25% due 4/1/14	531,175
500,000	4.90% due 4/1/16	522,105
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.00% due 9/1/20	1,089,250
325,000	Easton, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.00% due 4/1/17	367,890
955,000	Erie County, PA, General Obligation Unlimited,
	5.00% due 9/1/16	1,089,349
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/1/13 @ 100,
	5.00% due 12/1/33	268,747
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), Escrowed to Maturity,
	5.50% due 5/15/11	217,912
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 3/1/20	383,929
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured),
	4.00% due 10/1/09	300,603
630,000	Jim Thorpe, PA, Area School District, (FSA Insured),
	5.00% due 3/15/18	679,090
505,000	Kennett, PA, Consolidated School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 2/15/15	571,352
15,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	16,147
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	685,158
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (FSA Insured),
	5.00% due 7/1/16	535,375
470,000	Lower Paxton Township, PA, General Obligation Unlimited, Series A,
	3.00% due 1/1/14	483,428

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$290,000	Lower Paxton Township, PA, General Obligation Unlimited, Series B,
	3.00% due 5/15/14	$298,549
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.00% due 6/1/16	1,355,829
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.50% due 11/15/24	511,564
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	269,567
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding),
	5.00% due 11/15/17	275,670
425,000	Northampton County, PA, Higher Education Authority Revenue, Lehigh University,
	5.25% due 11/15/09	435,727
175,000	Northampton County, PA, Unrefunded Balance,
	5.00% due 8/15/13	176,768
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
	4.60% due 11/15/10	325,923
200,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	220,598
700,000	Palisades, PA, School District, General Obligation Unlimited, (FGIC Insured),
	3.55% due 9/1/14	711,767
1,485,000	Penn Manor, PA, School District, General Obligation Unlimited,
	3.00% due 6/1/13	1,543,509
225,000	Pennsylvania Housing Finance Agency, Revenue Bond, Residential Development Section 8-A,
	4.00% due 7/1/09	226,078
1,100,000	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue, Philadelphia Funding Program, (FGIC Insured),
	5.25% due 6/15/15	1,104,752

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.00% due 8/15/20	$525,835
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.50% due 8/15/18	802,860
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured),
	5.00% due 8/15/10	522,805
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pittsburgh Medical Center Health Systems, Series A,
	6.25% due 1/15/18	518,240
400,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Drexel University,
	5.50% due 5/1/12	429,500
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (FSA Insured),
	5.00% due 6/1/18	767,648
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (FSA Insured),
	5.00% due 2/15/15	1,124,510
250,000	Pennsylvania State Public School Building Authority, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100,
	5.25% due 2/1/12	266,823
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.00% due 3/1/16	1,703,970
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, (FSA Insured), Prerefunded 6/1/13 @ 100,
	5.25% due 6/1/24	1,972,106
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S,
	5.50% due 6/1/15	552,106
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured),
	5.00% due 6/1/15	106,961

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Pennsylvania State Turnpike Commission Revenue, Sub-Series A (AGC Insured),
	3.00% due 6/1/12	$517,655
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.25% due 12/1/14	60,800
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	271,490
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured):
20,000	5.25% due 12/1/13	20,257
10,000	5.25% due 12/1/14	10,129
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.25% due 7/1/14	1,156,700
340,000	Pennsylvania State, General Obligation Unlimited, (MBIA Insured),
	5.00% due 7/1/15	376,431
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	871,590
125,000	Pennsylvania State, Second Series, General Obligation Unlimited,
	5.25% due 10/1/10	128,538
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured), Prerefunded 3/15/11 @ 100:
500,000	5.25% due 9/15/13	539,185
150,000	5.25% due 9/15/16	161,756
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series A, (FSA Insured),
	5.25% due 5/15/09	500,785
	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (FSA Insured):
540,000	5.25% due 11/15/16	579,706
250,000	5.25% due 11/15/18	267,213
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.00% due 9/1/17	1,707,540
850,000	Pocono Mountain, PA, School District, General Obligation Unlimited, Series A (MBIA Insured),
	5.00% due 10/1/13	954,074
135,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	148,202

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$1,175,000	Rose Tree Media, PA, School District, General Obligation Unlimited, Series A,
	4.00% due 2/15/14	$1,268,048
640,000	Spring Grove, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.25% due 4/1/16	660,531
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project,
	5.50% due 9/15/39	1,664,115
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA Insured),
	5.375% due 4/1/14	271,915
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, (FSA Insured), Prerefunded to 8/15/15 @ 100,
	5.25% due 8/15/25	1,675,358
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	264,865

		50,121,893

	Puerto Rico — 0.2%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @100,
	5.00% due 7/1/34	115,139

	Texas — 6.8%
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/15	1,613,625
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited,
	5.00% due 8/1/14	1,144,560
450,000	Northside, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/14	511,159
715,000	San Antonio, TX, General Obligation Limited,
	5.00% due 2/1/15	817,617
500,000	Texas State, Public Finance Authority, General Obligation Unlimited,
	5.375% due 10/1/13	560,075

		4,647,036

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Virginia — 4.4%
$1,225,000	Arlington County, VA, Industrial Development Authority, Hospital Facilities Revenue, Hospital Center, Virginia Arlington Health System, Prerefunded 7/1/11 @ 101,
	5.50% due 7/1/17	$1,343,261
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.00% due 9/1/13	1,703,745

		3,047,006

	Washington — 2.2%
1,410,000	Washington State, General Obligation Limited, Series R-03-A, (MBIA Insured),
	5.00% due 1/1/15	1,507,220

	TOTAL MUNICIPAL BONDS (Cost $65,900,030)	67,700,820

TOTAL INVESTMENTS (Cost $65,900,030)[2]	98.4%	$67,700,820
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6	1,111,776

NET ASSETS	100.0%	$68,812,596

*	Percentages indicated are based on net assets.
[1]	This is a joint regional authority.
[2]	Aggregate cost for federal tax purposes was $65,900,030.
Abbreviations:
AGC — Assurance Guaranty Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
MBIA — Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

CREDIT QUALITY

On April 30, 2009, credit quality of the Portfolio was as follows:

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	7.6%	$5,204,617
Aa1	16.3	11,151,534
Aa2	20.6	14,202,458
Aa3	28.5	19,632,124
A1	6.1	4,204,364
A2	2.8	2,009,323
A3	0.6	381,297
Escrowed	1.0	634,991

S&P’S CREDIT RATING:
AAA	0.3	220,598
AA	7.5	5,164,709
AA-	4.4	2,999,642
A	1.2	835,036

NOT RATED:
Not Rated	1.5	1,060,127

TOTAL MUNICIPAL BONDS	98.4%	$67,700,820

TOTAL INVESTMENTS	98.4%	$67,700,820

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 94.6%
	Delaware — 3.9%
	Delaware River & Bay Authority, Development Revenue, (MBIA Insured):
$500,000	5.00% due 1/1/17[1]	$536,645
500,000	5.00% due 1/1/19[1]	525,630

		1,062,275

	New Jersey — 87.9%
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	330,963
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	545,075
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	549,045
370,000	Brigantine, NJ, (MBIA Insured),
	5.00% due 8/15/12	371,021
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed),
	4.50% due 8/15/12	272,462
510,000	Caldwell and West Caldwell, NJ, Bridge Commission, General Obligation Unlimited, (FSA Insured),
	4.125% due 9/1/14	561,133
355,000	Cape May County, NJ, Bridge Commission Revenue Bonds, (County Guaranteed), (AGC Insured),
	3.50% due 6/1/13	369,743
440,000	Demarest, NJ, School District, (FSA Insured),
	5.00% due 2/15/18	500,522
125,000	Essex County NJ, General Obligation Unlimited, (MBIA Insured),
	5.00% due 5/1/13	141,846
300,000	Essex County NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.50% due 10/1/14	328,554
250,000	Essex County NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured),
	4.50% due 10/1/23	281,040
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (FSA Insured),
	5.80% due 11/1/21	284,157
500,000	Gloucester Township Board Of Education, General Obligation Unlimited, (FGIC Insured),
	4.20% due 8/1/14	526,205

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 2/1/14	$263,935
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 8/15/12	208,492
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 4/1/16	278,977
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 3/1/13	255,654
325,000	Marlboro Township Municipal Utilities Authority Revenue,
	3.50% due 12/1/12	340,886
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	289,465
90,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.45% due 9/15/11	90,299
	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured):
195,000	5.00% due 12/1/12	208,211
250,000	5.20% due 12/1/14	267,725
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	108,754
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured):
55,000	5.00% due 12/1/12	57,143
125,000	5.20% due 12/1/14	130,261
125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured),
	5.00% due 9/15/13	134,281
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured),
	5.00% due 12/1/13	20,053
395,000	Mount Olive Township NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	449,696

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured),
	5.00% due 9/1/21	$431,420
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, (AMBAC Insured), Series A,
	5.00% due 10/15/16	408,899
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	480,042
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	5.00% due 9/1/14	324,807
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	254,658
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A,
	5.75% due 7/1/23	458,152
	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (MBIA Insured):
500,000	4.00% due 7/1/11	529,555
300,000	5.25% due 7/1/15	350,622
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding,
	5.125% due 9/1/14	504,555
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Prerefunded, 3/1/16 @100,
	5.00% due 3/1/17	76,149
185,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Unrefunded,
	5.00% due 3/1/17	202,098
135,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Escrowed to Maturity,
	5.00% due 3/1/10	140,011
115,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded,
	5.00% due 3/1/10	118,633

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100,
	5.00% due 6/15/16	$222,456
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (FSA Insured),
	5.00% due 7/1/19	280,750
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study,
	5.00% due 7/1/11	108,292
500,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.00% due 7/1/13	570,245
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured),
	5.125% due 7/1/21	512,941
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),
	5.00% due 9/1/14	559,490
500,000	New Jersey State Educational Facilities Authority, Montclair State University, (MBIA Insurer), Series J,
	5.25% due 7/1/17	554,555
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A,
	5.00% due 9/1/16	554,130
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	274,415
400,000	New Jersey State Educational Facilities Authority, William Patterson University, (Syncora Gurantee, Inc. Insured), Series E, Prerefunded 7/1/12 @ 100,
	5.25% due 7/1/20	443,624
200,000	New Jersey State Health Care Facilities Financing Authority Revenue, Kennedy Health System Project, (MBIA Insured), Series A,
	5.00% due 7/1/09	200,338
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
295,000	5.55% due 11/1/09	300,587
165,000	5.75% due 11/1/11	169,151

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$200,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	$206,554
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured),
	5.00% due 6/15/17	269,468
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, (FGIC Insured), Series A, Escrowed to Maturity,
	5.25% due 6/15/14	639,441
100,000	New Jersey State Transportation, Trust Fund Authority, Transportation System, Series A, Prerefunded 6/15/12 @ 100,
	5.50% due 6/15/13	115,827
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A,
	5.75% due 1/1/18	71,113
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity,
	5.00% due 6/15/11	270,800
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance,
	5.25% due 9/1/13	10,030
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (MBIA Insured),
	5.00% due 1/1/37	456,300
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured):
710,000	5.00% due 4/1/16	805,850
150,000	5.00% due 4/1/12	164,174
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25% due 6/1/15	213,238
300,000	Rutgers State University, Revenue Bonds, (FGIC Insured),
	5.00% due 5/1/15	328,758
300,000	Sayreville, NJ, General Obligation Unlimited, (AGC Insured),
	4.25% due 10/1/12	326,715
	Tobacco Settlement Financing Corp., NJ, Revenue:
335,000	6.75% due 6/1/39	402,486
125,000	7.00% due 6/1/41	151,356
610,000	6.25% due 6/1/43	720,874
500,000	Union County, NJ,
	5.00% due 3/1/17	550,015

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2009 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$150,000	Warren Township, NJ, School District, General Obligation Unlimited,
	5.35% due 3/15/10	$155,702
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (MBIA Insured),
	5.00% due 2/1/15	546,275

		23,601,149

	Pennsylvania — 2.8%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25% due 7/1/16[1]	478,626
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured),
	5.00% due 7/1/13[1]	125,954
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
85,000	6.00% due 1/15/10[1]	87,790
55,000	6.50% due 1/15/11[1]	58,698

		751,068

	TOTAL MUNICIPAL BONDS (Cost $24,767,511)	25,414,492

TOTAL INVESTMENTS (Cost $24,767,511)[2]	94.6%	$25,414,492
OTHER ASSETS IN EXCESS OF LIABILITIES	5.4	1,446,903

NET ASSETS	100.0%	$26,861,395

*	Percentages indicated are based on net assets.
[1]	This is a joint regional authority.
[2]	Aggregate cost for federal tax purposes was $24,767,511.
Abbreviations:
AGC — Assurance Guaranty Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
MBIA — Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2009 — (Unaudited)

CREDIT QUALITY

On April 30, 2009, credit quality of the Portfolio was as follows:

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	16.6%	$4,500,126
Aa1	3.4	929,779
Aa2	13.9	3,745,615
Aa3	16.8	4,507,161
A1	9.3	2,505,470
A2	12.3	3,262,447
A3	2.8	754,427
Escrowed	4.7	1,238,414

S&P’S CREDIT RATING:
AAA	2.7	722,978
AA-	1.3	350,622
AA	7.1	1,918,804
A+	0.8	206,554
A	2.9	772,095

TOTAL MUNICIPAL BONDS	94.6%	$25,414,492

TOTAL INVESTMENTS	94.6%	$25,414,492

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2009, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective November 1, 2008. SFAS 157 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The following is a summary of the inputs used valuing each Portfolio’s investments as of April 30, 2009:

Investments In Securities

	Level 1	Level 2	Level 3	Total
Muni Intermediate Portfolio	$—	$67,700,820	$—	$67,700,820
New Jersey Muni Portfolio	—	25,414,492	—	25,414,492

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

As of October 31, 2008, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2014	2015	2016
Muni Intermediate Portfolio	$17,812	$20,893	$84,201
New Jersey Muni Portfolio	—	—	11,537

As of October 31, 2008, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total
	Tax-Exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gains	Earnings
Muni Intermediate Portfolio	$123,484	$—	$—	$(957,746)
New Jersey Muni Portfolio	54,751	—	—	(314,076)

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2008, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

	Tax	Ordinary	Long-Term
Portfolio	Exempt	Income	Gains
Muni Intermediate Portfolio	$899,013	$7	$—
New Jersey Muni Portfolio	575,890	15	—

For the year ended October 31, 2008, permanent book and tax basis differences resulting primarily from differing treatments for amortization/accretion adjustments, distribution reallocations, Fund returns of capital, and expired capital loss carryforwards were identified and reclassified among the components of the Fund’s net assets. New Jersey Muni Portfolio reclassified $20,033 paid-in capital to undistributed net investment income at October 31, 2008.

As a result of the incorrect recording of certain corporate actions in the New Jersey Muni Portfolio and Muni Intermediate Portfolio discovered during 2007, capital losses were inaccurately realized in 2005 and 2006 in those two Portfolios. State Street Bank and Trust Company, as successor administrator to the Portfolios, reimbursed the Portfolios for the federal income taxes, interest and penalties payable by the Portfolios on account of the error, in the amount of $46,503 and $26,798, respectively. In fiscal 2008, the New Jersey Muni Portfolio made a distribution of $20,033 to shareholders related to the same matter.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), has served as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate and New Jersey Muni Portfolios do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and /or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate and New Jersey Muni Portfolios each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2009 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2009, cost of purchases and proceeds from sales of investment securities other than US government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$41,814,263	$19,009,887
New Jersey Muni Portfolio	10,577,785	3,132,072

As of April 30, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$1,875,890	$75,100	$1,800,790
New Jersey Muni Portfolio	676,461	29,480	646,981

4.	Shares of Beneficial Interest

As of April 30, 2009, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The Fund may issue an unlimited number of shares of

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/09		10/31/08
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	2,553,132	$26,916,014	2,182,355	$22,415,449
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(278,671)	(2,915,003)	(166,328)	(1,720,583)

Net increase	2,274,461	$24,001,011	2,016,027	$20,694,866

New Jersey Muni Portfolio:
Sold	934,058	$9,619,646	451,763	$4,585,690
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(121,214)	(1,249,201)	(206,719)	(2,088,157)

Net increase	812,844	$8,370,445	245,044	$2,497,533

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

On December 12, 2008, the Board of Trustees approved changing the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“Pennsylvania Obligations”) to investing in municipal obligations of any state, territory and possession of the United States. This change was initiated in March 2009. As of April 30, 2009, Pennsylvania Obligations represented 72.8% of this Portfolio’s net assets.

Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Recently Issued Accounting Pronouncements

In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161). SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosure.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosure.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec/gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Privacy Notice

The Glenmede Fund, Inc. and The Glenmede Portfolios (each the “Company”) are committed to protecting the security and confidentiality of the personal information of our shareholders. We provide you with this notice to inform you about our practices with respect to personal information.

We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms; and
•	Information about your transactions with us or others;
•	Information received from you in written, telephonic or electronic communications with us, or affiliates or others.

We may share all of the nonpublic personal information that we collect (as described above) with our affiliated providers of financial services, such as The Glenmede Trust Company and its affiliated banking and insurance companies, and with companies that perform marketing services on our behalf. We are permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account with us and to government entities.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

We restrict access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. If you have any questions about our privacy policies, please call 1-800-442-8299.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103

Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996

Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

Investment Advisor
(for Philadelphia International Fund)

Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.

     (a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)          THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date July 2, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date July 2, 2009